UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
March 31, 2017 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.816% 9/26/33 ϕ	216,899	$238,725
Fannie Mae REMIC Trust
Series 2002-W11 AV1
1.322% 11/25/32 ●	903	883
Total Agency Asset-Backed Securities
(cost $216,853)		239,608

Agency Collateralized Mortgage
Obligations – 4.74%
Fannie Mae Grantor Trust
Series 1999-T2 A1 5.289% 1/19/39 ●	421	473
Series 2002-T4 A3 7.50% 12/25/41	8,051	9,084
Series 2004-T1 1A2 6.50% 1/25/44	6,662	7,663
Fannie Mae REMIC Trust
Series 2002-W6 2A1
6.117% 6/25/42 ●	17,009	19,330
Series 2004-W11 1A2 6.50% 5/25/44	28,159	32,504
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	25,445	29,516
Series 2001-50 BA 7.00% 10/25/41	37,778	43,013
Series 2002-90 A1 6.50% 6/25/42	6,704	7,788
Series 2002-90 A2 6.50% 11/25/42	19,351	22,227
Series 2003-38 MP 5.50% 5/25/23	280,643	303,519
Series 2005-70 PA 5.50% 8/25/35	151,024	168,806
Series 2005-110 MB 5.50% 9/25/35	53,791	56,590
Series 2008-15 SB 5.618%
8/25/36 ∑●	320,717	60,883
Series 2009-11 MP 7.00% 3/25/49	21,289	25,017
Series 2009-94 AC 5.00% 11/25/39	665,275	721,522
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,807,352
Series 2010-43 HJ 5.50% 5/25/40	239,697	267,491
Series 2010-96 DC 4.00% 9/25/25	1,674,456	1,789,862
Series 2010-116 Z 4.00% 10/25/40	44,017	46,450
Series 2010-129 SM
5.018% 11/25/40 ∑●	2,472,676	400,689
Series 2012-98 MI 3.00% 8/25/31 ∑	3,321,288	375,084
Series 2012-99 AI 3.50% 5/25/39 ∑	1,462,230	155,965
Series 2012-120 WI 3.00% 11/25/27 ∑	3,258,082	329,777
Series 2012-122 SD
5.118% 11/25/42 ∑●	3,664,563	752,609
Series 2012-125 MI 3.50% 11/25/42 ∑	64,932	13,002
Series 2012-139 NS 5.718%
12/25/42 ∑●	1,424,043	334,790
Series 2013-6 ZJ 3.00% 2/25/43	56,193	52,247
Series 2013-7 EI 3.00% 10/25/40 ∑	1,949,601	262,504
Series 2013-20 IH 3.00% 3/25/33 ∑	104,499	14,654
Series 2013-23 IL 3.00% 3/25/33 ∑	88,256	11,921
Series 2013-26 ID 3.00% 4/25/33 ∑	2,339,722	328,218
Series 2013-28 YB 3.00% 4/25/43	52,000	49,783
Series 2013-31 MI 3.00% 4/25/33 ∑	776,823	111,192
Series 2013-31 NT 3.00% 4/25/43	49,367	50,837
Series 2013-38 AI 3.00% 4/25/33 ∑	2,193,225	296,778
Series 2013-43 IX 4.00% 5/25/43 ∑	10,092,152	2,384,161
Series 2013-44 DI 3.00% 5/25/33 ∑	6,907,685	1,101,876
Series 2013-44 Z 3.00% 5/25/43	67,895	63,953
Series 2013-45 PI 3.00% 5/25/33 ∑	396,325	58,428
Series 2013-55 AI 3.00% 6/25/33 ∑	4,031,619	583,344
Series 2013-59 PY 2.50% 6/25/43	290,000	264,842
Series 2013-62 PY 2.50% 6/25/43	23,000	21,040
Series 2013-69 IJ 3.00% 7/25/33 ∑	922,595	134,151
Series 2014-36 ZE 3.00% 6/25/44	1,731,965	1,581,825
Series 2014-68 BS
5.168% 11/25/44 ∑●	3,473,359	679,802
Series 2014-72 KZ 3.00% 11/25/44	20,427	19,633
Series 2014-77 AI 3.00% 10/25/40 ∑	67,859	7,715
Series 2014-90 SA
5.168% 1/25/45 ∑●	9,668,285	1,945,859
Series 2015-27 SA 5.468%
5/25/45 ∑●	1,301,948	276,909
Series 2015-40 GZ 3.50% 5/25/45	1,048,046	997,037
Series 2015-43 PZ 3.50% 6/25/45	1,044,847	1,052,171
Series 2015-44 AI 3.50% 1/25/34 ∑	80,335	11,771
Series 2015-44 Z 3.00% 9/25/43	3,502,943	3,386,019
Series 2015-45 AI 3.00% 1/25/33 ∑	85,799	9,070
Series 2015-89 AZ 3.50% 12/25/45	336,312	324,912
Series 2015-90 AZ 3.00% 6/25/41	33,304	31,868
Series 2015-95 SH 5.018%
1/25/46 ∑●	3,121,594	668,553
Series 2016-30 CI 3.00% 5/25/36 ∑	2,336,916	314,673
Series 2016-33 DI 3.50% 6/25/36 ∑	5,838,830	914,010
Series 2016-50 IB 3.00% 2/25/46 ∑	318,956	48,090
Series 2016-55 SK 5.018%
8/25/46 ∑●	2,544,874	609,677
Series 2016-62 SA 5.018%
9/25/46 ∑●	5,005,302	1,201,080
Series 2016-74 GS 5.018%
10/25/46 ∑●	3,721,043	916,531
Series 2016-85 SA 5.018%
11/25/46 ∑●	5,611,411	1,332,051
Series 2016-95 IO 3.00% 12/25/46 ∑	97,629	19,286
Series 2016-99 DI 3.50% 1/25/46 ∑	1,525,685	254,675
Series 2016-105 SA 5.018%
1/25/47 ∑●	3,857,538	823,760
Series 2017-6 NI 3.50% 3/25/46 ∑	332,162	52,822
Series 2017-8 BZ 3.00% 2/25/47	2,512,516	2,252,857
Series 2017-8 SG 5.018% 2/25/47 ∑●	4,719,479	1,052,888
Series 2017-11 EI 3.00% 3/25/42 ∑	4,558,173	583,058
Series 2017-12 JI 3.50% 5/25/40 ∑	1,585,924	224,175
Series 2017-16 SM 5.068%
3/25/47 ∑●	3,124,237	695,651

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage
Obligations (continued)
Fannie Mae REMICs
Series 2017-16 WI 3.00% 1/25/45 ∑	1,023,171	$140,966
Series 2017-16 YT 3.00% 7/25/46	682,000	667,714
Series 2017-24 AI 3.00% 8/25/46 ∑	1,790,000	237,175
Series 2017-25 GS 5.73% 4/25/47 ∑●	6,456,000	1,129,800
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	18,726	20,871
Series 2326 ZQ 6.50% 6/15/31	18,765	21,191
Series 2809 DC 4.50% 6/15/19	54,423	55,699
Series 3123 HT 5.00% 3/15/26	33,023	35,413
Series 3290 PE 5.50% 3/15/37	29,000	32,461
Series 3656 PM 5.00% 4/15/40	1,290,433	1,415,583
Series 3662 ZB 5.50% 8/15/36	63,281	70,502
Series 3939 EI 3.00% 3/15/26 ∑	1,245,868	88,079
Series 4030 IL 3.50% 4/15/27 ∑	44,654	4,982
Series 4050 EI 4.00% 2/15/39 ∑	685,731	70,309
Series 4065 DE 3.00% 6/15/32	350,000	352,160
Series 4097 VY 1.50% 8/15/42	50,000	40,853
Series 4102 KG 2.50% 9/15/42	12,000	10,722
Series 4109 AI 3.00% 7/15/31 ∑	6,261,225	673,877
Series 4120 IK 3.00% 10/15/32 ∑	5,213,352	711,844
Series 4122 LI 3.00% 10/15/27 ∑	60,238	6,322
Series 4142 HA 2.50% 12/15/32	46,666	46,892
Series 4146 IA 3.50% 12/15/32 ∑	2,751,578	433,311
Series 4150 PQ 2.50% 1/15/43	12,270	10,942
Series 4153 IB 2.50% 1/15/28 ∑	1,543,118	124,401
Series 4156 AI 3.00% 10/15/31 ∑	1,475,294	160,454
Series 4159 KS 5.238% 1/15/43 ∑●	2,469,830	567,849
Series 4161 IM 3.50% 2/15/43 ∑	1,010,440	228,711
Series 4171 MN 3.00% 2/15/43	27,000	26,010
Series 4171 Z 3.00% 2/15/43	18,624	17,370
Series 4180 ZB 3.00% 3/15/43	10,892	10,627
Series 4181 DI 2.50% 3/15/33 ∑	1,624,580	182,728
Series 4184 GS 5.208% 3/15/43 ∑●	2,707,199	616,676
Series 4185 LI 3.00% 3/15/33 ∑	1,776,594	248,122
Series 4191 CI 3.00% 4/15/33 ∑	715,621	100,634
Series 4210 Z 3.00% 5/15/43	41,741	38,353
Series 4217 HI 2.50% 6/15/28 ∑	120,947	11,019
Series 4226 GZ 3.00% 7/15/43	106,032	98,937
Series 4251 KI 2.50% 4/15/28 ∑	87,904	5,534
Series 4342 CI 3.00% 11/15/33 ∑	964,405	124,933
Series 4391 GZ 2.50% 12/15/40	31,933	30,274
Series 4433 DI 3.00% 8/15/32 ∑	64,127	6,472
Series 4435 DY 3.00% 2/15/35	2,810,000	2,789,084
Series 4449 PI 4.00% 11/15/43 ∑	84,325	15,594
Series 4453 DI 3.50% 11/15/33 ∑	1,259,930	160,647
Series 4457 KZ 3.00% 4/15/45	2,136,223	1,996,835
Series 4494 SA 5.268% 7/15/45 ∑●	789,547	176,175
Series 4543 HI 3.00% 4/15/44 ∑	1,497,705	229,030
Series 4574 AI 3.00% 4/15/31 ∑	3,426,843	438,786
Series 4581 LI 3.00% 5/15/36 ∑	1,353,945	189,350
Series 4592 WT 5.50% 6/15/46	5,256,024	5,866,102
Series 4594 SG 5.088% 6/15/46 ∑●	7,373,931	1,800,937
Series 4609 QZ 3.00% 8/15/46	925,027	821,309
Series 4614 HB 2.50% 9/15/46	1,330,000	1,188,991
Series 4618 SA 5.088% 9/15/46 ∑●	1,936,964	475,470
Series 4623 LZ 2.50% 10/15/46	1,136,768	969,800
Series 4623 MW 2.50% 10/15/46	1,330,000	1,207,713
Series 4625 BI 3.50% 6/15/46 ∑	5,321,604	1,055,817
Series 4631 GS 5.088% 11/15/46 ∑●	5,580,821	1,217,905
Series 4636 NZ 3.00% 12/15/46	1,484,075	1,366,915
Series 4648 ND 3.00% 9/15/46	221,000	210,416
Series 4648 SA 5.088% 1/15/47 ∑●	4,136,274	945,456
Series 4656 HI 3.50% 5/15/42 ∑	99,646	12,358
Series 4657 NW 3.00% 4/15/45	349,000	344,860
Series 4657 PS 5.088% 2/15/47 ∑●	1,177,470	250,814
Series 4660 GI 3.00% 8/15/43 ∑	1,227,384	175,237
Series 4663 AI 3.00% 3/15/42 ∑	2,933,000	379,472
Freddie Mac Strips
Series 267 S5 5.088% 8/15/42 ∑●	3,349,739	678,842
Series 299 S1 5.088% 1/15/43 ∑●	2,550,772	522,150
Series 319 S2 5.088% 11/15/43 ∑●	1,298,344	279,119
Series 326 S2 5.038% 3/15/44 ∑●	1,792,074	354,953
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
3.382% 10/25/24 ●	60,252	60,403
Series 2015-DNA3 M2
3.832% 4/25/28 ●	1,406,021	1,458,681
Series 2015-HQA1 M2
3.632% 3/25/28 ●	1,004,496	1,029,294
Series 2015-HQA2 M2
3.782% 5/25/28 ●	1,226,457	1,264,455
Series 2016-DNA1 M2
3.882% 7/25/28 ●	755,000	786,631
Series 2016-DNA3 M2
2.982% 12/25/28 ●	640,000	653,244
Series 2016-DNA4 M2
2.282% 3/25/29 ●	575,000	576,675
Series 2016-HQA2 M2
3.232% 11/25/28 ●	740,000	763,214
Series 2017-DNA1 M2
4.232% 7/25/29 ●	2,250,000	2,245,870
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ⧫	11,462	13,462
Series T-58 2A 6.50% 9/25/43 ⧫	4,365	5,050
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,484,411
Series 2012-136 MX 2.00% 11/20/42	520,000	471,507
Series 2012-145 PY 2.00% 12/20/42	20,000	17,807
Series 2013-113 AZ 3.00% 8/20/43	3,393,465	3,218,393

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Collateralized Mortgage
Obligations (continued)
GNMA
Series 2013-113 LY 3.00% 5/20/43	378,000	$372,496
Series 2015-64 GZ 2.00% 5/20/45	1,366,145	1,110,976
Series 2015-74 CI 3.00% 10/16/39 ∑	3,028,582	384,391
Series 2015-133 AL 3.00% 5/20/45	3,715,000	3,629,499
Series 2015-142 AI 4.00% 2/20/44 ∑	1,077,761	136,313
Series 2015-157 HZ 3.00% 10/20/45	56,802	55,903
Series 2016-80 JZ 3.00% 6/20/46	27,614	26,722
Series 2016-89 QS 5.072%
7/20/46 ∑●	193,427	47,326
Series 2016-108 SK 5.072%
8/20/46 ∑●	4,160,588	1,001,526
Series 2016-111 PB 2.50% 8/20/46	1,230,000	1,106,569
Series 2016-116 GI 3.50% 11/20/44 ∑	5,140,643	887,409
Series 2016-118 DI 3.50% 3/20/43 ∑	5,916,430	900,908
Series 2016-120 AS 5.122%
9/20/46 ∑●	4,442,529	1,094,808
Series 2016-120 NS 5.122%
9/20/46 ∑●	6,003,566	1,494,179
Series 2016-121 JS 5.122%
9/20/46 ∑●	4,336,728	1,057,099
Series 2016-134 MW 3.00% 10/20/46	213,000	212,035
Series 2016-134 MZ 3.00% 10/20/46	1,478,341	1,413,197
Series 2016-149 GI 4.00% 11/20/46 ∑	1,506,040	329,318
Series 2016-156 PB 2.00% 11/20/46	794,000	640,015
Series 2016-160 GI 3.50% 11/20/46 ∑	3,541,809	813,713
Series 2016-160 GS 5.122%
11/20/46 ∑●	8,058,010	2,009,488
Series 2016-160 VZ 2.50% 11/20/46	420,486	342,393
Series 2016-163 MI 3.50% 11/20/46 ∑	2,983,195	384,301
Series 2016-163 PI 3.50% 5/20/43 ∑	7,350,804	1,200,457
Series 2016-163 XI 3.00% 10/20/46 ∑	4,198,818	553,577
Series 2017-4 BW 3.00% 1/20/47	255,000	240,286
Series 2017-4 WI 4.00% 2/20/44 ∑	1,869,623	360,443
Series 2017-25 CZ 3.50% 2/20/47	1,079,138	1,076,117
Series 2017-26 SA 5.122%
2/20/47 ∑●	3,909,607	819,690
Total Agency Collateralized Mortgage
Obligations (cost $115,668,884)		111,606,523

Agency Commercial Mortgage-Backed
Securities – 1.10%
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K037 A2 3.49% 1/25/24 ⧫	3,235,000	3,427,500
Series K719 A1 2.53% 12/25/21 ⧫	957,796	965,434
Series K724 A2 3.062% 11/25/23 ⧫	2,200,000	2,267,271
Series KS03 A4 3.161% 5/25/25 ⧫●	2,110,000	2,128,044
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.631% 11/25/49 #●	685,000	727,193
Series 2011-K12 B 144A
4.345% 1/25/46 #●	1,575,500	1,663,684
Series 2011-K13 B 144A
4.611% 1/25/48 #●	580,000	618,723
Series 2011-K14 B 144A
5.167% 2/25/47 #●	820,000	896,268
Series 2011-K15 B 144A
4.949% 8/25/44 #●	195,000	211,804
Series 2011-K704 B 144A
4.536% 10/25/30 #●	1,435,000	1,476,001
Series 2012-K18 B 144A
4.256% 1/25/45 #●	1,020,000	1,079,297
Series 2012-K22 B 144A
3.686% 8/25/45 #●	1,730,000	1,778,187
Series 2012-K708 B 144A
3.752% 2/25/45 #●	1,795,000	1,834,507
Series 2013-K32 B 144A
3.538% 10/25/46 #●	1,520,000	1,519,243
Series 2013-K33 B 144A
3.502% 8/25/46 #●	1,315,000	1,306,922
Series 2013-K712 B 144A
3.365% 5/25/45 #●	990,000	1,009,734
Series 2013-K713 B 144A
3.166% 4/25/46 #●	605,000	613,756
Series 2013-K713 C 144A
3.166% 4/25/46 #●	2,275,000	2,280,826
Total Agency Commercial
Mortgage-Backed Securities
(cost $25,877,234)		25,804,394

Agency Mortgage-Backed
Securities – 8.96%
Fannie Mae
3.00% 1/1/47	12,627,121	12,476,165
Fannie Mae ARM
2.91% 7/1/45 ●	547,689	559,456
2.946% 12/1/45 ●	693,174	713,704
3.076% 8/1/35 ●	18,345	19,360
3.225% 3/1/44 ●	1,321,534	1,369,198
6.098% 8/1/37 ●	53,579	53,855
Fannie Mae S.F. 30 yr
4.50% 9/1/39	355,579	384,787
4.50% 11/1/39	945,175	1,025,503
4.50% 1/1/40	11,098,130	12,009,651
4.50% 4/1/40	1,927,775	2,085,835
4.50% 6/1/40	1,047,154	1,134,233
4.50% 7/1/40	1,252,270	1,354,008
4.50% 8/1/40	298,308	321,811
4.50% 7/1/41	2,624,527	2,838,896
4.50% 8/1/41	2,765,085	2,999,610

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 1/1/42	1,606,409	$1,737,766
4.50% 8/1/42	10,815,987	11,709,089
4.50% 10/1/44	812,563	875,655
4.50% 2/1/46	10,370,847	11,150,108
4.50% 3/1/46	1,523,142	1,641,473
4.50% 7/1/46	3,051,391	3,285,428
5.50% 11/1/34	58,693	65,717
5.50% 8/1/37	277,600	310,864
5.50% 1/1/38	59,530	66,565
5.50% 3/1/38	322,546	360,787
5.50% 12/1/38	671,613	769,608
5.50% 6/1/39	763,711	854,764
5.50% 7/1/40	793,695	887,944
5.50% 6/1/41	2,050,509	2,296,925
5.50% 5/1/44	40,663,385	45,503,848
6.00% 4/1/35	2,757	3,134
6.00% 3/1/36	565,254	641,618
6.00% 6/1/36	63,565	71,837
6.00% 9/1/36	658,974	754,572
6.00% 12/1/36	70,690	80,489
6.00% 2/1/37	204,842	231,355
6.00% 3/1/37	232,428	262,652
6.00% 5/1/37	469,506	530,565
6.00% 6/1/37	38,260	43,627
6.00% 7/1/37	884,084	1,010,240
6.00% 8/1/37	249,226	281,359
6.00% 9/1/37	69,422	78,383
6.00% 11/1/37	13,002	14,680
6.00% 5/1/38	1,244,649	1,409,377
6.00% 9/1/38	208,544	238,496
6.00% 10/1/38	90,486	102,152
6.00% 11/1/38	165,586	189,008
6.00% 1/1/39	288,432	325,620
6.00% 9/1/39	2,498,258	2,820,770
6.00% 10/1/39	2,607,157	2,984,702
6.00% 3/1/40	290,636	328,107
6.00% 7/1/40	1,090,833	1,231,732
6.00% 9/1/40	247,969	280,233
6.00% 11/1/40	113,823	130,392
6.00% 5/1/41	3,408,394	3,852,150
6.00% 6/1/41	1,239,984	1,400,878
6.00% 7/1/41	5,699,085	6,449,316
6.50% 2/1/36	116,669	132,274
6.50% 3/1/37	250,483	284,703
6.50% 5/1/40	559,887	630,407
7.50% 3/1/32	174	199
7.50% 4/1/32	661	739
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/47	1,790,000	1,775,177
4.50% 4/1/47	2,973,000	3,182,968
Freddie Mac ARM
2.553% 10/1/46 ●	1,740,807	1,748,403
2.739% 2/1/47 ●	888,618	897,037
2.757% 10/1/45 ●	621,860	637,604
2.929% 10/1/45 ●	1,106,052	1,131,121
2.975% 11/1/45 ●	816,970	833,425
Freddie Mac S.F. 30 yr
4.50% 4/1/39	170,270	184,124
4.50% 7/1/42	1,566,603	1,689,206
4.50% 12/1/43	1,624,776	1,751,866
4.50% 8/1/44	2,436,895	2,629,337
4.50% 7/1/45	9,578,902	10,298,725
4.50% 9/1/46	2,484,739	2,664,852
5.00% 6/1/36	1,598,011	1,745,799
5.00% 5/1/41	1,284,343	1,414,872
5.50% 3/1/34	84,176	94,633
5.50% 12/1/34	75,995	85,439
5.50% 12/1/35	75,269	84,597
5.50% 11/1/36	83,581	92,910
5.50% 12/1/36	20,324	22,528
5.50% 9/1/37	97,550	108,192
5.50% 4/1/38	351,455	389,719
5.50% 6/1/38	54,471	60,372
5.50% 7/1/38	353,352	391,506
5.50% 1/1/39	343,112	384,496
5.50% 6/1/39	446,641	495,184
5.50% 3/1/40	234,935	260,443
5.50% 8/1/40	178,155	197,539
5.50% 1/1/41	239,854	266,059
5.50% 6/1/41	5,141,743	5,731,198
6.00% 2/1/36	383,592	436,701
6.00% 3/1/36	242,202	275,854
6.00% 9/1/37	222,433	251,587
6.00% 1/1/38	95,025	107,497
6.00% 6/1/38	255,841	289,630
6.00% 8/1/38	414,720	475,299
6.00% 5/1/40	1,306,258	1,479,051
6.00% 7/1/40	1,234,231	1,399,797
6.50% 8/1/38	33,969	37,795
6.50% 4/1/39	400,267	450,648
GNMA I S.F. 30 yr
5.00% 10/15/39	2,461,566	2,732,276
5.50% 2/15/41	695,782	778,293
7.00% 12/15/34	117,738	138,517
GNMA II S.F. 30 yr
5.00% 9/20/46	4,431,498	4,758,654
5.50% 5/20/37	482,571	536,777
5.50% 4/20/40	436,491	477,196
6.00% 2/20/39	619,784	702,638
6.00% 10/20/39	2,284,572	2,551,726
6.00% 2/20/40	2,258,806	2,530,195
6.00% 4/20/46	673,636	753,883

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
GNMA II S.F. 30 yr
6.50% 10/20/39	844,265	$952,974
Total Agency Mortgage-Backed
Securities (cost $211,881,317)		211,024,698

Collateralized Debt
Obligations – 1.90%
Anchorage Capital CLO 6
Series 2015-6A A1 144A
2.563% 4/15/27 #●	1,025,000	1,024,576
Avery Point III CLO
Series 2013-3A A 144A
2.424% 1/18/25 #●	2,200,000	2,199,074
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
2.515% 1/20/29 #●	5,900,000	5,916,909
Benefit Street Partners CLO VI
Series 2015-VIA A1A 144A
2.574% 4/18/27 #●	1,230,000	1,229,513
BlueMountain CLO
Series 2014-3A A1 144A
2.503% 10/15/26 #●	1,270,000	1,269,444
Series 2015-2A A1 144A
2.454% 7/18/27 #●	1,090,000	1,092,932
Cedar Funding III CLO
Series 2014-3A A1 144A
2.582% 5/20/26 #●	2,420,000	2,419,966
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.344% 10/20/28 #●	2,400,000	2,405,028
Cent CLO 20
Series 2013-20A A 144A
2.518% 1/25/26 #●	667,000	666,736
GoldentTree Loan Management US CLO
1
Series 2017-1A A 144A
2.378% 4/20/29 #●	2,630,000	2,639,526
JFIN CLO 2017
Series 2017-1A A1 144A
2.324% 4/24/29 #●	3,405,000	3,410,118
Magnetite IX
Series 2014-9A A1 144A
2.458% 7/25/26 #●	6,040,000	6,046,040
Neuberger Berman CLO XVII
Series 2014-17A A 144A
2.504% 8/4/25 #●	2,535,000	2,534,407
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.443% 7/15/27 #●	3,300,000	3,299,931
Shackleton CLO
Series 2014-5A A 144A
2.534% 5/7/26 #●	2,985,000	2,984,000
TIAA CLO II
Series 2017-1A A 144A
2.49% 4/20/29 #●	2,200,000	2,198,068
Venture CDO
Series 2016-25A A1 144A
2.49% 4/20/29 #●	980,000	983,195
Venture XXIV CLO
Series 2016-24A A1D 144A
2.419% 10/20/28 #●	2,390,000	2,393,169
Total Collateralized Debt Obligations
(cost $44,574,181)		44,712,632

Convertible Bonds – 1.63%
Aerojet Rocketdyne Holdings 144A
2.25% exercise price $26.00, maturity
date 12/15/23 #	383,000	414,837
Alaska Communications Systems Group
6.25% exercise price $10.28, maturity
date 5/1/18	1,644,000	1,713,870
Ares Capital 144A 3.75% exercise price
$19.39, maturity date 2/1/22 #	245,000	245,153
BioMarin Pharmaceutical 1.50% exercise
price $94.15, maturity date 10/15/20	485,000	575,028
Blackhawk Network Holdings 144A
1.50% exercise price $49.83, maturity
date 1/15/22 #	963,000	1,032,216
Blackstone Mortgage Trust 5.25%
exercise price $27.99, maturity date
12/1/18	1,558,000	1,788,779
Blucora 4.25% exercise price $21.66,
maturity date 4/1/19	652,000	656,890
Brookdale Senior Living 2.75% exercise
price $29.33, maturity date 6/15/18	1,702,000	1,680,725
Cardtronics 1.00% exercise price
$52.35, maturity date 12/1/20	1,072,000	1,165,130
Cemex 3.72% exercise price $11.45,
maturity date 3/15/20	632,000	716,925
Chart Industries 2.00% exercise price
$69.03, maturity date 8/1/18	1,234,000	1,224,745
Ciena 144A 3.75% exercise price
$20.17, maturity date 10/15/18 #	632,000	827,920
Clearwire Communications 144A 8.25%
exercise price $7.08, maturity date
12/1/40 #	1,217,000	1,264,159
DISH Network 144A 2.375% exercise
price $82.22, maturity date 3/15/24 #	236,000	242,047

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Convertible Bonds (continued)
DISH Network 144A 3.375% exercise
price $65.18, maturity date 8/15/26 #		236,000	$286,297
GAIN Capital Holdings 4.125% exercise
price $12.00, maturity date 12/1/18		821,000	818,947
General Cable 4.50% exercise price
$31.67, maturity date 11/15/29 ϕ		1,511,000	1,177,636
HealthSouth 2.00% exercise price
$37.16, maturity date 12/1/43		991,000	1,215,214
Helix Energy Solutions Group 4.25%
exercise price $13.89, maturity date
5/1/22		1,174,000	1,154,922
Hercules Capital 144A 4.375% exercise
price $16.41, maturity date 2/1/22 #		594,000	609,593
Hologic 2.00% exercise price $31.18,
maturity date 3/1/42 ϕ		553,000	771,435
Infinera 1.75% exercise price $12.58,
maturity date 6/1/18		826,000	881,239
Insulet 144A 1.25% exercise price
$58.37, maturity date 9/15/21 #		479,000	483,191
Jefferies Group 3.875% exercise price
$43.83, maturity date 11/1/29		1,121,000	1,136,414
Knowles 144A 3.25% exercise price
$18.43, maturity date 11/1/21 #		690,000	867,675
Liberty Interactive 144A 1.75% exercise
price $341.10, maturity date 9/30/46 #		655,000	739,741
Liberty Media 144A 2.25% exercise price
$104.55, maturity date 9/30/46 #		233,000	252,222
Medicines 144A 2.75% exercise price
$48.97, maturity date 7/15/23 #		665,000	804,650
New Mountain Finance 5.00% exercise
price $15.80, maturity date 6/15/19		750,000	773,437
Novellus Systems 2.625% exercise price
$33.72, maturity date 5/15/41		431,000	1,636,723
NuVasive 2.25% exercise price $59.82,
maturity date 3/15/21		374,000	511,913
NXP Semiconductors 1.00% exercise
price $102.84, maturity date 12/1/19		851,000	989,287
ON Semiconductor 1.00% exercise price
$18.50, maturity date 12/1/20		678,000	743,681
Pacira Pharmaceuticals 144A 2.375%
exercise price $66.89, maturity date
4/1/22 #		46,000	47,869
PROS Holdings 2.00% exercise price
$33.79, maturity date 12/1/19		1,176,000	1,195,845
Silicon Laboratories 144A 1.375%
exercise price $92.81, maturity date
3/1/22 #		94,000	100,169
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity date
12/15/18		1,293,000	1,304,314
Spirit Realty Capital 3.75% exercise
price $13.10, maturity date 5/15/21		902,000	926,246
Synchronoss Technologies 0.75%
exercise price $53.17, maturity date
8/15/19		739,000	700,664
Vector Group 1.75% exercise price
$23.46, maturity date 4/15/20 ●		1,084,000	1,229,662
Vector Group 2.50% exercise price
$15.22, maturity date 1/15/19 ●		408,000	592,519
VEREIT 3.75% exercise price $14.99,
maturity date 12/15/20		1,545,000	1,553,698
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21		1,342,000	1,329,419
Total Convertible Bonds
(cost $36,139,185)			38,383,046

Corporate Bonds – 50.15%
Automotive – 0.21%
Adient Global Holdings 144A
4.875% 8/15/26 #		820,000	806,675
Allison Transmission 144A
5.00% 10/1/24 #		665,000	673,313
Goodyear Tire & Rubber
4.875% 3/15/27		980,000	982,450
5.00% 5/31/26		1,345,000	1,381,987
IHO Verwaltungs 144A PIK 4.75%
9/15/26 #❆		1,015,000	992,163
			4,836,588
Banking – 11.19%
Akbank TAS 144A 7.20% 3/16/27 #●		1,915,000	1,982,220
Ally Financial 5.75% 11/20/25		1,710,000	1,757,025
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	504,081
Banco Nacional de Costa Rica 144A
5.875% 4/25/21 #		2,020,000	2,057,875
Bank Nederlandse Gemeenten
3.50% 7/19/27	AUD	759,000	575,899
Bank of America
3.124% 1/20/23 ●		7,660,000	7,697,963
3.30% 8/5/21	AUD	660,000	502,708
3.824% 1/20/28 ●		2,935,000	2,946,937
4.183% 11/25/27		3,190,000	3,207,701
4.443% 1/20/48 ●		4,425,000	4,448,298
6.50% 10/23/49 ●		3,065,000	3,348,512
Bank of New York Mellon
2.15% 2/24/20		535,000	537,353
2.20% 8/16/23		2,540,000	2,440,333
2.50% 4/15/21		4,330,000	4,343,367
3.442% 2/7/28 ●		3,965,000	3,999,678
4.625% 12/29/49 ●		3,365,000	3,238,813
Barclays
3.20% 8/10/21		555,000	555,799

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Barclays
4.337% 1/10/28		1,355,000	$1,355,057
4.95% 1/10/47		3,725,000	3,735,266
8.25% 12/29/49 ●		3,910,000	4,119,068
BB&T 2.45% 1/15/20		1,335,000	1,349,011
BBVA Bancomer 144A 7.25% 4/22/20 #		765,000	843,183
Branch Banking & Trust
2.625% 1/15/22		820,000	822,682
Capital One Financial 3.75% 3/9/27		1,700,000	1,693,027
Citigroup 3.75% 10/27/23	AUD	1,486,000	1,135,432
Citizens Bank 2.55% 5/13/21		840,000	835,960
Citizens Financial Group
2.375% 7/28/21		345,000	340,513
4.30% 12/3/25		2,050,000	2,116,453
Compass Bank 3.875% 4/10/25		2,280,000	2,241,744
Cooperatieve Rabobank
2.50% 9/4/20	NOK	5,290,000	641,401
3.75% 7/21/26		2,520,000	2,466,795
Credit Suisse Group
144A 4.282% 1/9/28 #		6,425,000	6,407,151
144A 6.25% 12/29/49 #●		5,775,000	5,878,713
Credit Suisse Group Funding Guernsey
3.125% 12/10/20		1,985,000	1,997,456
3.80% 6/9/23		250,000	251,268
4.55% 4/17/26		4,635,000	4,798,898
Fifth Third Bancorp 2.875% 7/27/20		975,000	988,279
Fifth Third Bank
2.25% 6/14/21		1,530,000	1,513,390
3.85% 3/15/26		2,240,000	2,261,876
Goldman Sachs Group
3.08% 8/21/19 ●	AUD	550,000	423,664
3.55% 2/12/21	CAD	400,000	316,736
3.85% 1/26/27		3,590,000	3,613,102
5.15% 5/22/45		4,300,000	4,526,309
5.20% 12/17/19	NZD	612,000	445,309
HSBC Holdings
2.65% 1/5/22		1,160,000	1,144,904
4.041% 3/13/28 ●		1,670,000	1,689,948
4.375% 11/23/26		1,490,000	1,504,343
Huntington Bancshares 2.30% 1/14/22		1,595,000	1,554,886
ICICI Bank 144A 4.00% 3/18/26 #		2,230,000	2,224,581
ING Groep
3.15% 3/29/22		870,000	873,227
3.95% 3/29/27		2,850,000	2,857,817
JPMorgan Chase & Co.
3.50% 12/18/26	GBP	264,000	372,472
3.782% 2/1/28 ●		2,160,000	2,182,663
4.25% 11/2/18	NZD	1,840,000	1,309,288
4.25% 10/1/27		3,015,000	3,100,638
4.26% 2/22/48 ●		4,860,000	4,863,805
6.75% 8/29/49 ●		2,300,000	2,538,625
KeyBank
3.40% 5/20/26		3,795,000	3,697,366
6.95% 2/1/28		4,255,000	5,330,524
KeyCorp 5.00% 12/29/49 ●		4,315,000	4,282,637
Kreditanstalt fuer Wiederaufbau
5.25% 5/19/17	NOK	1,000,000	117,125
Landwirtschaftliche Rentenbank
5.375% 4/23/24	NZD	2,783,000	2,131,164
Lloyds Banking Group
3.00% 1/11/22		4,585,000	4,563,317
3.75% 1/11/27		1,530,000	1,506,981
7.50% 4/30/49 ●		1,880,000	1,992,988
Morgan Stanley
2.625% 11/17/21		2,700,000	2,681,508
3.125% 8/5/21	CAD	972,000	760,548
3.95% 4/23/27		1,730,000	1,716,487
4.375% 1/22/47		6,235,000	6,220,223
5.00% 9/30/21	AUD	1,087,000	887,244
National City Bank 1.472% 6/7/17 ●		1,905,000	1,905,082
Nationwide Building Society 144A
4.00% 9/14/26 #		4,430,000	4,296,653
PNC Bank
2.45% 11/5/20		250,000	251,175
2.625% 2/17/22		1,500,000	1,501,782
6.875% 4/1/18		5,710,000	5,986,707
PNC Financial Services Group
5.00% 12/29/49 ●		2,680,000	2,673,300
Popular 7.00% 7/1/19		1,500,000	1,573,125
Royal Bank of Scotland Group
3.875% 9/12/23		4,185,000	4,129,800
8.625% 12/29/49 ●		4,440,000	4,639,800
Santander UK 144A 5.00% 11/7/23 #		2,110,000	2,205,710
Santander UK Group Holdings
2.875% 10/16/20		1,000,000	1,003,042
3.125% 1/8/21		1,035,000	1,041,379
3.571% 1/10/23		1,615,000	1,616,843
State Street
2.55% 8/18/20		2,245,000	2,275,943
3.10% 5/15/23		1,360,000	1,370,804
3.55% 8/18/25		2,125,000	2,185,958
SunTrust Banks
2.70% 1/27/22		2,525,000	2,517,347
3.30% 5/15/26		1,245,000	1,211,084
SVB Financial Group 3.50% 1/29/25		1,350,000	1,321,578
Swedbank 144A 2.65% 3/10/21 #		2,585,000	2,599,261
Toronto-Dominion Bank
2.125% 4/7/21		1,755,000	1,740,281
2.50% 12/14/20		1,660,000	1,674,550
3.625% 9/15/31 ●		2,645,000	2,594,441
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		800,000	797,980
144A 6.25% 4/20/21 #		1,350,000	1,409,218

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
UBS Group 6.875% 12/29/49 ●		1,490,000	$1,536,725
UBS Group Funding Jersey
144A 2.65% 2/1/22 #		2,115,000	2,075,394
144A 3.00% 4/15/21 #		965,000	967,493
144A 4.125% 9/24/25 #		2,265,000	2,307,199
144A 4.125% 4/15/26 #		2,255,000	2,296,411
UBS Group Funding Switzerland
144A 3.491% 5/23/23 #		1,890,000	1,904,196
144A 4.253% 3/23/28 #		420,000	425,763
US Bancorp
2.375% 7/22/26		2,295,000	2,148,659
2.625% 1/24/22		1,970,000	1,978,524
3.10% 4/27/26		195,000	191,673
3.60% 9/11/24		2,640,000	2,721,058
USB Capital IX 3.50% 10/29/49 ●		7,185,000	6,116,231
Wells Fargo & Co.
3.00% 7/27/21	AUD	1,788,000	1,345,852
3.069% 1/24/23		9,530,000	9,577,183
3.50% 9/12/29	GBP	654,000	909,835
4.75% 12/7/46		1,340,000	1,373,075
Wells Fargo Bank 2.15% 12/6/19		1,470,000	1,475,893
Wells Fargo Capital X 5.95% 12/15/36		175,000	188,344
Westpac Banking 4.322% 11/23/31 ●		2,110,000	2,136,350
Woori Bank 144A 4.75% 4/30/24 #		1,550,000	1,603,435
Zions Bancorporation 4.50% 6/13/23		2,150,000	2,231,386
			263,401,136
Basic Industry – 4.22%
ArcelorMittal 6.125% 6/1/25		735,000	819,525
Barrick North America Finance
5.75% 5/1/43		1,795,000	2,090,120
BHP Billiton Finance 3.25% 9/25/24	GBP	325,000	453,074
BHP Billiton Finance USA 144A
6.25% 10/19/75 #●		6,170,000	6,695,993
BMC East 144A 5.50% 10/1/24 #		120,000	122,400
Boise Cascade 144A 5.625% 9/1/24 #		2,270,000	2,315,400
Builders FirstSource
144A 5.625% 9/1/24 #		2,210,000	2,251,437
144A 10.75% 8/15/23 #		170,000	198,475
Cemex 144A 7.75% 4/16/26 #		590,000	665,349
CF Industries 6.875% 5/1/18		4,550,000	4,754,750
Cliffs Natural Resources 144A
5.75% 3/1/25 #		545,000	530,013
Dow Chemical 8.55% 5/15/19		9,161,000	10,389,252
Evraz Group 144A 5.375% 3/20/23 #		1,890,000	1,899,450
Freeport-McMoRan
4.55% 11/14/24		1,640,000	1,533,400
144A 6.875% 2/15/23 #		980,000	1,016,750
Georgia-Pacific 8.00% 1/15/24		5,305,000	6,804,967
Glencore Funding 144A
4.00% 3/27/27 #		1,355,000	1,339,380
HD Supply 144A 5.75% 4/15/24 #		1,285,000	1,354,775
Hexion 144A 10.375% 2/1/22 #		110,000	110,000
Hudbay Minerals
144A 7.25% 1/15/23 #		20,000	21,300
144A 7.625% 1/15/25 #		775,000	844,750
International Paper 4.40% 8/15/47		6,485,000	6,144,940
INVISTA Finance 144A
4.25% 10/15/19 #		2,465,000	2,545,113
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #		80,000	90,200
Koppers 144A 6.00% 2/15/25 #		200,000	207,000
Kraton Polymers 144A
10.50% 4/15/23 #		180,000	207,450
Lennar
4.75% 5/30/25		90,000	90,675
4.875% 12/15/23		880,000	904,200
LYB International Finance II
3.50% 3/2/27		4,055,000	3,987,233
M/I Homes 6.75% 1/15/21		190,000	199,869
MMC Norilsk Nickel
144A 5.55% 10/28/20 #		962,000	1,034,827
144A 6.625% 10/14/22 #		1,095,000	1,236,169
NCI Building Systems 144A
8.25% 1/15/23 #		655,000	713,950
New Gold
144A 6.25% 11/15/22 #		80,000	80,600
144A 7.00% 4/15/20 #		60,000	60,112
NOVA Chemicals 144A 5.00% 5/1/25 #		1,247,000	1,271,940
Novelis
144A 5.875% 9/30/26 #		1,165,000	1,191,212
144A 6.25% 8/15/24 #		1,140,000	1,191,300
OCP
144A 4.50% 10/22/25 #		2,125,000	2,101,359
144A 6.875% 4/25/44 #		640,000	689,919
Olin 5.125% 9/15/27		885,000	902,169
PolyOne 5.25% 3/15/23		812,000	822,150
Potash Corp. of Saskatchewan
4.00% 12/15/26		2,100,000	2,153,892
PQ 144A 6.75% 11/15/22 #		190,000	202,825
PulteGroup 5.00% 1/15/27		1,002,000	1,005,757
Southern Copper 5.875% 4/23/45		1,735,000	1,816,423
Standard Industries 144A
5.00% 2/15/27 #		2,350,000	2,308,875
Steel Dynamics 144A 5.00% 12/15/26 #		1,145,000	1,162,175
Summit Materials
6.125% 7/15/23		190,000	194,750
8.50% 4/15/22		70,000	77,612
Suzano Austria
144A 5.75% 7/14/26 #		1,565,000	1,597,865
144A 7.00% 3/16/47 #		1,120,000	1,103,200
Suzano Trading 144A 5.875% 1/23/21 #		980,000	1,048,894

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
US Concrete
144A 6.375% 6/1/24 #		1,200,000	$1,248,000
6.375% 6/1/24		245,000	254,800
Vale Overseas
5.875% 6/10/21		930,000	998,932
6.25% 8/10/26		2,785,000	3,032,169
6.875% 11/10/39		180,000	193,392
Vedanta Resources
144A 6.375% 7/30/22 #		1,705,000	1,721,197
144A 7.125% 5/31/23 #		790,000	811,725
Westlake Chemical 144A
5.00% 8/15/46 #		4,825,000	4,972,100
WR Grace & Co.-Conn 144A
5.625% 10/1/24 #		1,217,000	1,286,977
Zekelman Industries 144A
9.875% 6/15/23 #		230,000	257,600
			99,332,107
Brokerage – 0.51%
Affiliated Managers Group
3.50% 8/1/25		2,115,000	2,081,539
BlackRock 3.20% 3/15/27		1,860,000	1,862,963
E*TRADE Financial 5.875% 12/29/49 ●		2,655,000	2,741,951
Jefferies Group
6.45% 6/8/27		893,000	1,011,982
6.50% 1/20/43		750,000	816,000
Lazard Group
3.625% 3/1/27		475,000	464,375
3.75% 2/13/25		1,495,000	1,488,504
SUAM Finance 144A 4.875% 4/17/24 #		1,405,000	1,462,183
			11,929,497
Capital Goods – 2.16%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #		1,460,000	1,480,075
144A 7.25% 5/15/24 #		400,000	429,500
Ball 5.25% 7/1/25		1,910,000	2,029,375
BWAY Holding
144A 5.50% 4/15/24 #		955,000	964,550
144A 9.125% 8/15/21 #		280,000	306,586
CCL Industries 144A 3.25% 10/1/26 #		1,570,000	1,505,467
Cemex Finance
144A 6.00% 4/1/24 #		1,600,000	1,686,400
144A 9.375% 10/12/22 #		200,000	216,600
Cia Brasileira de Aluminio 144A
6.75% 4/5/21 #		1,525,000	1,654,625
Crown Americas 144A 4.25% 9/30/26 #		870,000	839,011
Fortune Brands Home & Security
3.00% 6/15/20		1,310,000	1,326,730
Gardner Denver 144A 6.875% 8/15/21 #		330,000	342,375
General Electric
2.10% 12/11/19		795,000	802,720
144A 3.80% 6/18/19 #		1,555,000	1,618,735
5.55% 5/4/20		1,295,000	1,433,072
6.00% 8/7/19		2,675,000	2,939,009
KLX 144A 5.875% 12/1/22 #		1,185,000	1,226,475
LafargeHolcim Finance US
144A 3.50% 9/22/26 #		3,505,000	3,394,852
144A 4.75% 9/22/46 #		1,365,000	1,371,452
Lennox International 3.00% 11/15/23		3,725,000	3,665,884
Masco 3.50% 4/1/21		2,785,000	2,847,969
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #		1,450,000	1,537,000
Rockwell Collins 3.20% 3/15/24		2,085,000	2,083,676
Roper Technologies
2.80% 12/15/21		1,385,000	1,387,903
3.80% 12/15/26		1,200,000	1,207,514
Siemens Financieringsmaatschappij
144A 1.70% 9/15/21 #		3,040,000	2,932,454
144A 3.125% 3/16/24 #		3,770,000	3,799,632
St. Marys Cement Canada 144A
5.75% 1/28/27 #		1,860,000	1,860,558
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #		90,000	96,975
TransDigm 6.375% 6/15/26		1,040,000	1,043,214
Union Andina de Cementos 144A
5.875% 10/30/21 #		985,000	1,026,863
United Technologies 3.75% 11/1/46		1,930,000	1,816,161
			50,873,412
Communications – 4.56%
21st Century Fox America
4.95% 10/15/45		2,275,000	2,363,002
American Tower
2.25% 1/15/22		105,000	101,431
4.00% 6/1/25		3,010,000	3,050,349
4.40% 2/15/26		1,205,000	1,248,651
American Tower Trust #1 144A
3.07% 3/15/23 #		3,070,000	3,063,405
AT&T 5.25% 3/1/37		9,395,000	9,597,735
Bell Canada 3.35% 3/22/23	CAD	773,000	608,239
Cablevision 144A 6.50% 6/15/21 #		1,980,000	2,090,880
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,753,502
CenturyLink
5.80% 3/15/22		3,230,000	3,340,854
6.75% 12/1/23		1,715,000	1,794,319
7.50% 4/1/24		50,000	52,985
Charter Communications Operating
4.908% 7/23/25		4,010,000	4,241,321
Cincinnati Bell 144A 7.00% 7/15/24 #		865,000	909,331
Columbus Cable Barbados 144A
7.375% 3/30/21 #		1,395,000	1,499,625
Comcast 3.00% 2/1/24		3,290,000	3,290,855

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle International
5.25% 1/15/23		2,190,000	$2,392,505
Crown Castle Towers 144A
4.883% 8/15/20 #		9,630,000	10,256,961
CyrusOne 144A 5.00% 3/15/24 #		370,000	381,100
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #		1,360,000	1,315,004
144A 2.485% 9/19/23 #		6,900,000	6,604,652
144A 3.60% 1/19/27 #		955,000	952,666
6.50% 4/8/22	GBP	416,000	650,470
Digicel 144A 6.00% 4/15/21 #		480,000	438,600
Digicel Group
144A 7.125% 4/1/22 #		985,000	770,763
144A 8.25% 9/30/20 #		1,525,000	1,316,639
Equinix 5.375% 5/15/27		850,000	879,750
Grupo Televisa 6.125% 1/31/46		970,000	1,030,590
GTP Acquisition Partners I 144A
2.35% 6/15/20 #		1,095,000	1,082,331
Level 3 Financing 5.375% 5/1/25		3,009,000	3,069,180
Millicom International Cellular
144A 6.00% 3/15/25 #		920,000	946,450
144A 6.625% 10/15/21 #		460,000	483,552
Myriad International Holdings 144A
5.50% 7/21/25 #		1,590,000	1,655,190
Radiate Holdco 144A 6.625% 2/15/25 #		200,000	197,875
SBA Communications 144A
4.875% 9/1/24 #		1,225,000	1,212,505
SBA Tower Trust
144A 2.24% 4/16/18 #		1,800,000	1,800,689
144A 2.898% 10/15/19 #		1,300,000	1,303,883
Sprint
7.125% 6/15/24		270,000	288,900
7.875% 9/15/23		1,505,000	1,670,550
Sprint Communications 7.00% 8/15/20		140,000	150,675
Telecom Italia 144A 5.303% 5/30/24 #		200,000	203,000
Telefonica Emisiones SAU
5.213% 3/8/47		6,725,000	6,856,783
Time Warner Cable 7.30% 7/1/38		6,720,000	8,350,017
T-Mobile USA
6.00% 3/1/23		110,000	117,733
6.00% 4/15/24		40,000	42,750
6.375% 3/1/25		130,000	140,400
6.50% 1/15/26		1,470,000	1,613,325
Uniti Group
144A 7.125% 12/15/24 #		290,000	295,075
8.25% 10/15/23		540,000	572,400
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,195,189
5.25% 3/16/37		1,010,000	1,046,455
Vimpel Communications 144A
7.748% 2/2/21 #		1,118,000	1,268,195
VimpelCom Holdings 144A
5.95% 2/13/23 #		1,080,000	1,152,900
WideOpenWest Finance
10.25% 7/15/19		210,000	219,450
Wind Acquisition Finance 144A
7.375% 4/23/21 #		1,100,000	1,146,750
WPP Finance 2010 5.625% 11/15/43		780,000	834,031
Zayo Group
144A 5.75% 1/15/27 #		290,000	306,617
6.00% 4/1/23		1,715,000	1,820,044
6.375% 5/15/25		270,000	292,442
			107,331,520
Consumer Cyclical – 2.91%
American Tire Distributors 144A
10.25% 3/1/22 #		160,000	163,600
BMW US Capital 144A 3.30% 4/6/27 #		2,540,000	2,533,551
Boyd Gaming 6.375% 4/1/26		2,010,000	2,155,725
Cencosud
144A 5.15% 2/12/25 #		1,240,000	1,294,388
144A 6.625% 2/12/45 #		1,115,000	1,142,609
CK Hutchison International 17 144A
3.50% 4/5/27 #		1,400,000	1,397,499
Daimler 2.75% 12/10/18	NOK	5,560,000	665,317
Daimler Finance North America
144A 2.20% 10/30/21 #		2,085,000	2,040,385
144A 3.45% 1/6/27 #		3,160,000	3,172,653
Dollar General 3.875% 4/15/27		3,405,000	3,414,241
Ford Motor Credit
3.096% 5/4/23		3,490,000	3,406,442
4.389% 1/8/26		1,210,000	1,235,387
General Motors 6.75% 4/1/46		1,410,000	1,656,674
General Motors Financial
3.70% 5/9/23		1,525,000	1,538,505
5.25% 3/1/26		1,240,000	1,334,473
GLP Capital 5.375% 4/15/26		1,730,000	1,790,550
Hanesbrands 144A 4.875% 5/15/26 #		1,615,000	1,594,813
Hilton Worldwide Finance 144A
4.875% 4/1/27 #		905,000	916,313
Hyundai Capital America
144A 2.125% 10/2/17 #		1,570,000	1,572,554
144A 2.55% 2/6/19 #		685,000	688,803
144A 3.00% 3/18/21 #		965,000	969,071
JC Penney 8.125% 10/1/19		785,000	851,725
JD.com 3.125% 4/29/21		2,135,000	2,130,367
KFC Holding
144A 5.00% 6/1/24 #		788,000	806,715
144A 5.25% 6/1/26 #		736,000	750,720
Landry’s 144A 6.75% 10/15/24 #		130,000	135,200
Levi Strauss & Co. 5.00% 5/1/25		2,050,000	2,111,910
Lowe’s 3.70% 4/15/46		3,605,000	3,354,492

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Marriott International
3.75% 3/15/25		2,230,000	$2,269,886
4.50% 10/1/34		410,000	416,608
MGM Growth Properties Operating
Partnership 4.50% 9/1/26		615,000	599,625
MGM Resorts International
4.625% 9/1/26		1,405,000	1,369,875
Mohegan Tribal Gaming Authority 144A
7.875% 10/15/24 #		280,000	284,900
Penn National Gaming 144A
5.625% 1/15/27 #		2,564,000	2,551,180
Penske Automotive Group
5.50% 5/15/26		1,120,000	1,100,400
Scientific Games International
144A 7.00% 1/1/22 #		1,455,000	1,558,669
10.00% 12/1/22		330,000	353,100
Scotts Miracle-Gro 144A
5.25% 12/15/26 #		1,074,000	1,090,110
Target 3.625% 4/15/46		3,030,000	2,740,941
Tempur Sealy International
5.50% 6/15/26		1,050,000	1,037,925
Toyota Motor Credit 2.80% 7/13/22		755,000	760,771
Walgreens Boots Alliance
3.10% 6/1/23		4,490,000	4,489,412
3.45% 6/1/26		1,560,000	1,523,682
Wyndham Worldwide 4.15% 4/1/24		1,495,000	1,509,636
			68,481,402
Consumer Non-Cyclical – 4.20%
Abbott Laboratories 4.90% 11/30/46		3,245,000	3,377,724
ACCO Brands 144A 5.25% 12/15/24 #		1,075,000	1,083,062
Air Medical Group Holdings 144A
6.375% 5/15/23 #		290,000	282,025
Albertsons
144A 5.75% 3/15/25 #		2,255,000	2,192,987
144A 6.625% 6/15/24 #		180,000	184,500
Altria Group 3.875% 9/16/46		3,030,000	2,814,964
Amgen 4.00% 9/13/29	GBP	341,000	487,809
Anheuser-Busch InBev Finance
3.65% 2/1/26		12,020,000	12,175,671
Aramark Services 4.75% 6/1/26		2,250,000	2,269,687
Becle 144A 3.75% 5/13/25 #		4,360,000	4,265,539
Biogen 5.20% 9/15/45		1,980,000	2,148,124
BRF 144A 4.35% 9/29/26 #		755,000	692,713
Celgene 3.25% 8/15/22		2,855,000	2,902,422
Dean Foods 144A 6.50% 3/15/23 #		1,610,000	1,682,450
ESAL 144A 6.25% 2/5/23 #		1,535,000	1,542,675
Gilead Sciences 4.15% 3/1/47		1,570,000	1,462,486
Heineken 144A 3.50% 1/29/28 #		1,035,000	1,042,680
IASIS Healthcare 8.375% 5/15/19		150,000	144,375
inVentiv Group Holdings 144A
7.50% 10/1/24 #		110,000	113,713
JBS Investments 144A
7.75% 10/28/20 #		315,000	331,537
JBS USA 144A 5.75% 6/15/25 #		200,000	203,000
Kernel Holding 144A 8.75% 1/31/22 #		1,990,000	2,065,660
Kroger 4.45% 2/1/47		2,305,000	2,269,065
Kronos Acquisition Holdings 144A
9.00% 8/15/23 #		220,000	224,400
Lamb Weston Holdings
144A 4.625% 11/1/24 #		500,000	511,250
144A 4.875% 11/1/26 #		1,425,000	1,457,062
Live Nation Entertainment 144A
4.875% 11/1/24 #		1,898,000	1,902,745
Marfrig Holdings Europe 144A
8.00% 6/8/23 #		2,155,000	2,256,931
Molson Coors Brewing
3.00% 7/15/26		6,320,000	6,021,273
4.20% 7/15/46		2,005,000	1,884,618
Mylan 3.95% 6/15/26		5,675,000	5,564,848
New York and Presbyterian Hospital
4.063% 8/1/56		1,630,000	1,532,396
Pernod Ricard 144A 4.45% 1/15/22 #		4,040,000	4,304,810
Pfizer 3.00% 12/15/26		2,720,000	2,696,260
Post Holdings
144A 5.00% 8/15/26 #		2,345,000	2,251,200
144A 5.75% 3/1/27 #		280,000	280,700
Raizen Fuels Finance 144A
5.30% 1/20/27 #		2,025,000	2,057,906
Revlon Consumer Products
6.25% 8/1/24		875,000	875,000
Reynolds American 4.00% 6/12/22		2,720,000	2,857,831
Shire Acquisitions Investments Ireland
2.40% 9/23/21		2,710,000	2,656,654
2.875% 9/23/23		2,590,000	2,516,265
Sigma Alimentos 144A 4.125% 5/2/26 #		1,125,000	1,102,500
Team Health Holdings 144A
6.375% 2/1/25 #		150,000	147,375
Thermo Fisher Scientific 3.00% 4/15/23		4,530,000	4,501,085
Zimmer Biomet Holdings
3.375% 11/30/21		1,715,000	1,736,614
4.625% 11/30/19		3,645,000	3,867,101
			98,941,692
Electric – 5.47%
AES Gener 144A 8.375% 12/18/73 #●		1,815,000	1,917,094
Ameren 3.65% 2/15/26		2,090,000	2,115,504
Ameren Illinois 9.75% 11/15/18		5,900,000	6,629,753
American Transmission Systems 144A
5.25% 1/15/22 #		5,410,000	5,960,808
Berkshire Hathaway Energy
3.75% 11/15/23		3,405,000	3,563,108
Cleveland Electric Illuminating
5.50% 8/15/24		365,000	417,092

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
CMS Energy
3.45% 8/15/27		1,415,000	$1,411,008
6.25% 2/1/20		2,210,000	2,438,682
ComEd Financing III 6.35% 3/15/33		2,055,000	2,197,253
Consumers Energy 3.25% 8/15/46		1,795,000	1,603,294
Dominion Resources 3.90% 10/1/25		3,890,000	3,967,372
DTE Energy
2.85% 10/1/26		5,120,000	4,799,933
3.30% 6/15/22		2,180,000	2,215,743
Duke Energy 2.65% 9/1/26		3,525,000	3,277,697
Emera 6.75% 6/15/76 ●		3,545,000	3,886,206
Emera US Finance
3.55% 6/15/26		7,050,000	6,943,087
4.75% 6/15/46		2,660,000	2,693,843
Enel 144A 8.75% 9/24/73 #●		3,502,000	4,036,055
Enel Americas 4.00% 10/25/26		635,000	629,761
Enel Finance International 144A
6.00% 10/7/39 #		1,275,000	1,457,512
Entergy
2.95% 9/1/26		635,000	603,747
4.00% 7/15/22		1,820,000	1,908,350
Entergy Louisiana
4.05% 9/1/23		4,045,000	4,270,836
4.95% 1/15/45		545,000	559,409
Exelon
3.497% 6/1/22		2,105,000	2,126,639
3.95% 6/15/25		2,445,000	2,517,086
Fortis 144A 3.055% 10/4/26 #		4,800,000	4,512,629
Great Plains Energy
3.90% 4/1/27		1,680,000	1,697,223
4.85% 6/1/21		1,195,000	1,276,119
Indiana Michigan Power 3.20% 3/15/23		1,455,000	1,470,228
IPALCO Enterprises 5.00% 5/1/18		1,365,000	1,409,363
ITC Holdings 3.25% 6/30/26		700,000	681,279
Kansas City Power & Light
3.65% 8/15/25		3,445,000	3,464,258
LG&E & KU Energy 4.375% 10/1/21		3,765,000	3,978,479
Massachusetts Electric 144A
4.004% 8/15/46 #		2,150,000	2,097,095
Metropolitan Edison 144A
4.00% 4/15/25 #		2,270,000	2,292,698
National Rural Utilities Cooperative
Finance
2.70% 2/15/23		2,530,000	2,508,212
4.75% 4/30/43 ●		2,830,000	2,900,750
5.25% 4/20/46 ●		990,000	1,033,020
New York State Electric & Gas 144A
3.25% 12/1/26 #		2,495,000	2,484,768
Newfoundland & Labrador Hydro
3.60% 12/1/45	CAD	400,000	293,889
NextEra Energy Capital Holdings
2.40% 9/15/19		3,380,000	3,408,372
NV Energy 6.25% 11/15/20		2,380,000	2,674,892
Pennsylvania Electric 5.20% 4/1/20		3,235,000	3,441,354
Perusahaan Listrik Negara 144A
5.50% 11/22/21 #		2,560,000	2,787,328
Public Service Co. of Oklahoma
5.15% 12/1/19		1,705,000	1,827,980
SCANA 4.125% 2/1/22		2,300,000	2,333,175
Southern
3.25% 7/1/26		3,415,000	3,263,944
4.40% 7/1/46		135,000	129,513
Trans-Allegheny Interstate Line 144A
3.85% 6/1/25 #		1,190,000	1,220,881
Wisconsin Electric Power
4.30% 12/15/45		1,280,000	1,312,191
			128,646,512
Energy – 4.81%
Alta Mesa Holdings 144A
7.875% 12/15/24 #		190,000	198,550
AmeriGas Partners 5.875% 8/20/26		1,970,000	1,970,000
Anadarko Petroleum
5.55% 3/15/26		1,360,000	1,511,795
6.60% 3/15/46		5,045,000	6,109,545
Antero Resources 5.625% 6/1/23		230,000	236,325
BP Capital Markets
3.216% 11/28/23		4,030,000	4,053,596
3.224% 4/14/24		2,840,000	2,843,573
Cheniere Corpus Christi Holdings 144A
5.875% 3/31/25 #		710,000	742,837
CNOOC Finance 2015 Australia
2.625% 5/5/20		1,055,000	1,052,161
Crestwood Midstream Partners 144A
5.75% 4/1/25 #		140,000	143,325
Diamondback Energy 144A
4.75% 11/1/24 #		2,295,000	2,320,016
Dominion Gas Holdings
4.60% 12/15/44		1,060,000	1,066,707
Ecopetrol
5.875% 9/18/23		805,000	874,431
7.375% 9/18/43		690,000	740,715
Empresa Nacional del Petroleo 144A
4.75% 12/6/21 #		1,705,000	1,804,945
Enbridge
4.25% 12/1/26		1,205,000	1,232,341
6.00% 1/15/77 ●		655,000	664,006
Energy Transfer Equity
5.50% 6/1/27		120,000	126,000
7.50% 10/15/20		1,105,000	1,237,600
Energy Transfer Partners
6.125% 12/15/45		2,305,000	2,464,584

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer Partners
9.70% 3/15/19	2,189,000	$2,490,095
Enterprise Products Operating
7.034% 1/15/68 ●	465,000	484,019
Gazprom OAO Via Gaz Capital 144A
4.95% 3/23/27 #	2,440,000	2,435,069
Genesis Energy
5.625% 6/15/24	745,000	731,963
5.75% 2/15/21	60,000	61,050
6.00% 5/15/23	80,000	80,800
6.75% 8/1/22	855,000	885,780
Gulfport Energy
144A 6.00% 10/15/24 #	1,255,000	1,223,625
6.625% 5/1/23	595,000	604,669
Hilcorp Energy I
144A 5.00% 12/1/24 #	1,690,000	1,592,825
144A 5.75% 10/1/25 #	90,000	87,300
Holly Energy Partners 144A
6.00% 8/1/24 #	110,000	115,775
Kinder Morgan Energy Partners
5.80% 3/1/21	2,205,000	2,424,371
Kunlun Energy 144A 2.875% 5/13/20 #	850,000	855,007
Laredo Petroleum 6.25% 3/15/23	700,000	714,000
MPLX
4.875% 12/1/24	4,195,000	4,419,361
4.875% 6/1/25	1,445,000	1,515,955
Murphy Oil 6.875% 8/15/24	2,090,000	2,220,625
Murphy Oil USA 6.00% 8/15/23	2,150,000	2,262,875
Nabors Industries 144A
5.50% 1/15/23 #	602,000	617,426
Newfield Exploration
5.375% 1/1/26	140,000	146,916
5.75% 1/30/22	1,140,000	1,215,525
Noble Energy 5.05% 11/15/44	1,790,000	1,832,274
NuStar Logistics 6.75% 2/1/21	170,000	181,050
Oasis Petroleum 6.875% 3/15/22	110,000	113,025
Pertamina Persero
144A 4.875% 5/3/22 #	320,000	339,821
144A 5.25% 5/23/21 #	1,640,000	1,762,833
144A 5.625% 5/20/43 #	860,000	885,000
Perusahaan Gas Negara Persero 144A
5.125% 5/16/24 #	1,410,000	1,499,078
Petrobras Global Finance
5.375% 1/27/21	1,220,000	1,259,444
6.75% 1/27/41	1,100,000	1,035,100
7.375% 1/17/27	1,785,000	1,891,565
Petroleos Mexicanos
144A 4.77% 3/11/22 #●	85,000	91,481
144A 6.50% 3/13/27 #	865,000	931,605
6.75% 9/21/47	939,000	955,536
Plains All American Pipeline
8.75% 5/1/19	3,490,000	3,937,861
QEP Resources 5.25% 5/1/23	1,350,000	1,330,277
Regency Energy Partners
5.00% 10/1/22	2,665,000	2,836,829
Sabine Pass Liquefaction
144A 5.00% 3/15/27 #	770,000	805,729
5.625% 4/15/23	4,125,000	4,480,204
5.75% 5/15/24	1,450,000	1,582,729
Shell International Finance
4.00% 5/10/46	1,330,000	1,281,795
4.375% 5/11/45	5,100,000	5,187,980
Southern Gas Corridor 144A
6.875% 3/24/26 #	1,050,000	1,153,793
Southwestern Energy
4.10% 3/15/22	555,000	520,313
6.70% 1/23/25	235,000	233,825
Summit Midstream Holdings
5.75% 4/15/25	130,000	130,000
Targa Resources Partners 144A
5.375% 2/1/27 #	1,715,000	1,783,600
Tengizchevroil Finance Co. International
144A 4.00% 8/15/26 #	2,290,000	2,200,026
Tesoro Logistics 5.25% 1/15/25	900,000	942,750
Transcanada Trust
5.30% 3/15/77 ●	1,150,000	1,138,500
5.875% 8/15/76 ●	1,475,000	1,559,813
Transocean 144A 9.00% 7/15/23 #	170,000	182,325
Transocean Proteus 144A
6.25% 12/1/24 #	790,000	819,625
WildHorse Resource Development 144A
6.875% 2/1/25 #	200,000	191,500
Woodside Finance
144A 3.65% 3/5/25 #	1,105,000	1,089,845
144A 3.70% 9/15/26 #	455,000	445,314
144A 8.75% 3/1/19 #	3,220,000	3,603,380
YPF
144A 8.50% 3/23/21 #	760,000	834,868
144A 23.854% 7/7/20 #●	3,175,000	3,554,413
		113,183,189
Finance Companies – 1.25%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #●	3,920,000	4,111,100
AerCap Ireland Capital DAC
3.95% 2/1/22	4,010,000	4,122,204
Air Lease
3.00% 9/15/23	2,330,000	2,279,872
3.625% 4/1/27	2,175,000	2,118,130
Aviation Capital Group
144A 2.875% 9/17/18 #	155,000	156,598

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 2.875% 1/20/22 #		3,990,000	$3,966,379
144A 4.875% 10/1/25 #		2,480,000	2,672,026
Equate Petrochemical 144A
3.00% 3/3/22 #		1,370,000	1,341,367
General Electric 4.25% 1/17/18	NZD	420,000	298,046
International Lease Finance
8.625% 1/15/22		1,030,000	1,264,057
Park Aerospace Holdings 144A
5.50% 2/15/24 #		1,880,000	1,959,900
Peachtree Corners Funding Trust 144A
3.976% 2/15/25 #		1,790,000	1,800,155
SMBC Aviation Capital Finance 144A
2.65% 7/15/21 #		1,835,000	1,787,982
Temasek Financial I 144A
2.375% 1/23/23 #		1,615,000	1,592,482
			29,470,298
Healthcare – 0.48%
Change Healthcare Holdings 144A
5.75% 3/1/25 #		200,000	205,750
DaVita
5.00% 5/1/25		1,986,000	1,984,769
5.125% 7/15/24		80,000	80,950
HCA
5.375% 2/1/25		1,715,000	1,787,887
7.58% 9/15/25		80,000	90,300
HealthSouth
5.125% 3/15/23		595,000	597,975
5.75% 11/1/24		1,960,000	1,984,500
5.75% 9/15/25		610,000	612,287
Hill-Rom Holdings
144A 5.00% 2/15/25 #		595,000	595,744
144A 5.75% 9/1/23 #		765,000	796,556
Mallinckrodt International Finance
144A 5.50% 4/15/25 #		1,352,000	1,250,600
144A 5.625% 10/15/23 #		80,000	76,400
MPH Acquisition Holdings 144A
7.125% 6/1/24 #		260,000	280,183
Tenet Healthcare
8.00% 8/1/20		200,000	202,500
8.125% 4/1/22		210,000	219,975
Universal Health Services 144A
5.00% 6/1/26 #		485,000	500,762
			11,267,138
Insurance – 1.49%
Allstate 3.28% 12/15/26		775,000	779,607
Berkshire Hathaway 2.75% 3/15/23		1,365,000	1,366,268
Berkshire Hathaway Finance
2.90% 10/15/20		2,260,000	2,335,439
Five Corners Funding Trust 144A
4.419% 11/15/23 #		1,110,000	1,181,579
HUB International
144A 7.875% 10/1/21 #		300,000	313,500
144A 9.25% 2/15/21 #		50,000	51,595
Manulife Financial 4.061% 2/24/32 ●		2,845,000	2,855,632
MetLife
3.60% 4/10/24		2,525,000	2,612,645
6.40% 12/15/36		110,000	121,000
6.817% 8/15/18		225,000	239,906
144A 9.25% 4/8/38 #		2,655,000	3,673,856
Principal Life Global Funding II 144A
3.00% 4/18/26 #		1,700,000	1,656,961
Prudential Financial
4.50% 11/15/20		795,000	853,612
5.375% 5/15/45 ●		1,730,000	1,814,770
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		1,885,000	1,917,009
144A 4.125% 11/1/24 #		8,145,000	8,312,583
USI 144A 7.75% 1/15/21 #		468,000	476,483
XLIT
4.45% 3/31/25		1,385,000	1,399,562
5.50% 3/31/45		2,045,000	2,050,372
6.50% 12/29/49 ●		1,325,000	1,116,313
			35,128,692
Media – 1.21%
CCO Holdings
144A 5.125% 5/1/27 #		720,000	726,750
144A 5.50% 5/1/26 #		1,045,000	1,084,187
144A 5.75% 2/15/26 #		200,000	210,500
144A 5.875% 5/1/27 #		150,000	157,875
CSC Holdings
144A 5.50% 4/15/27 #		1,780,000	1,813,375
144A 10.875% 10/15/25 #		240,000	289,200
DISH DBS 7.75% 7/1/26		710,000	827,150
Gray Television 144A 5.875% 7/15/26 #		2,290,000	2,335,800
Lamar Media 5.75% 2/1/26		1,264,000	1,357,220
Midcontinent Communications 144A
6.875% 8/15/23 #		820,000	876,375
Nexstar Broadcasting 144A
5.625% 8/1/24 #		1,620,000	1,648,350
Nielsen Co. Luxembourg 144A
5.00% 2/1/25 #		1,885,000	1,882,644
SFR Group 144A 6.25% 5/15/24 #		2,080,000	2,100,800
Sinclair Television Group 144A
5.125% 2/15/27 #		1,400,000	1,358,000
Sirius XM Radio 144A 5.375% 4/15/25 #		2,706,000	2,776,356
Tribune Media 5.875% 7/15/22		1,547,000	1,620,483
Unitymedia 144A 6.125% 1/15/25 #		790,000	835,425
UPCB Finance IV 144A
5.375% 1/15/25 #		1,198,000	1,211,477

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	2,095,000	$2,115,950
VTR Finance 144A 6.875% 1/15/24 #	3,035,000	3,163,987
		28,391,904
Natural Gas – 0.17%
NiSource Finance 6.125% 3/1/22	2,120,000	2,430,629
Southern Co. Gas Capital
3.25% 6/15/26	1,565,000	1,525,712
		3,956,341
Real Estate Investment Trusts – 1.11%
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,703,062
5.25% 2/15/24	1,755,000	1,848,773
CubeSmart 3.125% 9/1/26	2,200,000	2,070,380
DDR
7.50% 4/1/17	1,075,000	1,075,000
7.875% 9/1/20	1,015,000	1,174,765
Education Realty Operating Partnership
4.60% 12/1/24	2,190,000	2,209,968
ESH Hospitality 144A 5.25% 5/1/25 #	2,135,000	2,157,674
Hospitality Properties Trust
4.50% 3/15/25	2,025,000	2,035,660
Host Hotels & Resorts
3.75% 10/15/23	710,000	716,413
3.875% 4/1/24	890,000	897,898
4.50% 2/1/26	1,680,000	1,740,930
Kite Realty Group 4.00% 10/1/26	795,000	763,246
LifeStorage 3.50% 7/1/26	1,620,000	1,552,905
Physicians Realty 4.30% 3/15/27	1,045,000	1,046,069
PLA Administradora Industrial 144A
5.25% 11/10/22 #	785,000	796,697
Regency Centers 3.60% 2/1/27	1,170,000	1,163,099
Trust F/1401 144A 5.25% 1/30/26 #	1,470,000	1,484,700
WP Carey 4.60% 4/1/24	1,680,000	1,741,078
		26,178,317
Services – 0.52%
Advanced Disposal Services 144A
5.625% 11/15/24 #	200,000	202,500
Avis Budget Car Rental 144A
6.375% 4/1/24 #	1,355,000	1,363,469
GEO Group
5.125% 4/1/23	390,000	389,025
5.875% 10/15/24	100,000	102,750
6.00% 4/15/26	130,000	132,304
Herc Rentals
144A 7.50% 6/1/22 #	754,000	804,895
144A 7.75% 6/1/24 #	417,000	446,190
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	1,435,000	1,438,587
NES Rentals Holdings 144A
7.875% 5/1/18 #	830,000	837,312
Prime Security Services Borrower 144A
9.25% 5/15/23 #	1,880,000	2,065,650
ServiceMaster 144A 5.125% 11/15/24 #	1,900,000	1,952,250
United Rentals North America
5.50% 5/15/27	2,585,000	2,617,313
		12,352,245
Technology – 1.93%
Apple
3.45% 2/9/45	1,785,000	1,603,128
4.65% 2/23/46	860,000	924,410
Applied Materials 4.35% 4/1/47	2,435,000	2,469,078
Broadcom
144A 3.00% 1/15/22 #	2,335,000	2,330,545
144A 3.625% 1/15/24 #	4,110,000	4,145,445
CDK Global 5.00% 10/15/24	2,050,000	2,078,536
CDW 5.00% 9/1/25	225,000	229,781
Cisco Systems 1.85% 9/20/21	2,270,000	2,227,367
CommScope Technologies
144A 5.00% 3/15/27 #	855,000	855,812
144A 6.00% 6/15/25 #	110,000	115,775
Diamond 1 Finance 144A
6.02% 6/15/26 #	1,610,000	1,761,551
DXC Technology
144A 4.25% 4/15/24 #	915,000	931,699
144A 4.75% 4/15/27 #	1,725,000	1,762,296
Entegris 144A 6.00% 4/1/22 #	160,000	167,600
Fidelity National Information Services
5.00% 10/15/25	1,765,000	1,922,749
First Data
144A 5.75% 1/15/24 #	1,195,000	1,237,124
144A 7.00% 12/1/23 #	1,195,000	1,284,625
Genesys Telecommunications
Laboratories 144A 10.00% 11/30/24 #	50,000	54,500
Infor US 6.50% 5/15/22	170,000	175,542
Microsoft 4.25% 2/6/47	10,685,000	10,976,978
NXP 144A 4.625% 6/1/23 #	1,580,000	1,676,775
Quintiles IMS 144A 5.00% 10/15/26 #	1,445,000	1,454,031
Samsung Electronics America 144A
1.75% 4/10/17 #	3,005,000	3,005,120
Solera 144A 10.50% 3/1/24 #	120,000	137,662
Symantec 144A 5.00% 4/15/25 #	1,260,000	1,290,819
Western Digital 144A 7.375% 4/1/23 #	555,000	609,806
		45,428,754
Transportation – 1.36%
Air Canada 2015-1 Class A Pass
Through Trust 144A 3.60%
3/15/27 #⧫	1,230,997	1,238,690
American Airlines 2014-1 Class A Pass
Through Trust 3.70% 10/1/26 ⧫	996,068	1,001,048

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
American Airlines 2015-1 Class A Pass
Through Trust 3.375% 5/1/27 ⧫	650,459	$638,263
American Airlines 2015-2 Class AA Pass
Through Trust 3.60% 9/22/27 ⧫	452,515	455,569
American Airlines 2016-1 Class AA Pass
Through Trust 3.575% 1/15/28 ⧫	726,158	725,250
Autoridad del Canal de Panama 144A
4.95% 7/29/35 #	1,620,000	1,777,950
Burlington Northern Santa Fe
4.70% 9/1/45	4,510,000	4,910,123
ERAC USA Finance
144A 3.30% 12/1/26 #	3,315,000	3,181,595
144A 4.20% 11/1/46 #	460,000	419,823
Penske Truck Leasing
144A 3.30% 4/1/21 #	1,815,000	1,841,250
144A 3.40% 11/15/26 #	775,000	746,431
144A 4.20% 4/1/27 #	4,020,000	4,100,754
Transurban Finance 144A
3.375% 3/22/27 #	975,000	944,682
Union Pacific 3.00% 4/15/27	2,720,000	2,690,202
United Airlines 2014-1 Class A Pass
Through Trust 4.00% 4/11/26 ⧫	773,357	802,358
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 ⧫	1,302,146	1,323,410
United Airlines 2016-1 Class AA Pass
Through Trust 3.10% 7/7/28 ⧫	1,110,000	1,093,350
United Parcel Service 5.125% 4/1/19	2,180,000	2,330,008
XPO Logistics
144A 6.125% 9/1/23 #	1,728,000	1,803,600
144A 6.50% 6/15/22 #	70,000	73,763
		32,098,119
Utilities – 0.39%
AES
5.50% 4/15/25	2,197,000	2,235,447
6.00% 5/15/26	10,000	10,400
AES Andres 144A 7.95% 5/11/26 #	1,200,000	1,290,444
Calpine
144A 5.25% 6/1/26 #	1,135,000	1,157,700
5.50% 2/1/24	648,000	647,799
5.75% 1/15/25	260,000	259,319
Dynegy
6.75% 11/1/19	725,000	748,563
144A 8.00% 1/15/25 #	180,000	173,250
Pampa Energia 144A 7.50% 1/24/27 #	2,650,000	2,686,835
		9,209,757
Total Corporate Bonds
(cost $1,172,533,720)		1,180,438,620

Loan Agreements – 10.21% «
Accudyne Industries Borrower 1st Lien
4.147% 12/13/19	1,510,058	1,427,760
Air Medical Group Holdings Tranche B
1st Lien 4.25% 4/28/22	6,285,826	6,291,062
Albertsons Tranche B 1st Lien
3.982% 8/25/21	3,158,113	3,177,194
Allied Universal Holdco 1st Lien
5.50% 7/28/22	2,166,991	2,184,869
Allied Universal Holdco Tranche DD 1st
Lien 5.50% 7/28/22	263,247	265,419
Alpha 3 Tranche B1 1st Lien
4.147% 1/25/24	495,000	498,094
Amaya Holdings 1st Lien
4.647% 8/1/21	3,802,811	3,816,391
Amaya Holdings 2nd Lien 8.00% 8/1/22	425,000	428,121
American Airlines Tranche B 1st Lien
3.412% 12/14/23	2,098,969	2,106,696
Applied Systems 2nd Lien
7.647% 1/23/22	4,273,751	4,309,365
ATI Holdings Acquisition 1st Lien
5.505% 5/10/23	1,629,056	1,648,740
Avolon TLB Borrower 1 US Tranche B2
1st Lien 3.728% 1/20/22	1,250,000	1,268,924
BJ’s Wholesale Club 1st Lien
4.75% 1/27/24	1,610,000	1,577,800
BJ’s Wholesale Club 2nd Lien
8.50% 1/27/25	2,718,000	2,660,243
Blue Ribbon 1st Lien 5.00% 11/13/21	2,239,226	2,085,279
Builders FirstSource 1st Lien
4.00% 2/29/24	4,470,122	4,473,474
BWAY Holding Tranche B 1st Lien
4.75% 8/14/23	2,578,566	2,579,257
BWAY Tranche B 1st Lien
3.25% 3/23/24	2,345,000	2,343,534
Caesars Growth Properties Holdings
Tranche B 1st Lien 6.25% 5/8/21	3,563,234	3,585,504
Calpine Construction Finance 1st Lien
3.03% 5/3/20	442,700	444,499
Calpine Tranche B 1st Lien
3.90% 1/15/23	434,500	437,034
CH Hold 1st Lien 4.00% 2/1/24	1,009,091	1,017,711
CH Hold 2nd Lien 8.25% 2/1/25	965,000	981,284
Change Healthcare Holdings Tranche B
1st Lien 3.75% 3/1/24	3,005,000	3,013,766
Charter Communications Operating 1st
Lien 3.232% 1/15/24	977,130	983,170
Charter Communications Operating
Tranche H 1st Lien 2.99% 1/15/22	325,710	327,022
Chesapeake Energy 1st Lien
8.553% 8/23/21	1,215,000	1,296,633
CityCenter Holdings Tranche B 1st Lien
3.732% 10/16/20	1,063,133	1,076,688
Colorado Buyer 1st Lien 4.00% 3/15/24	430,000	433,330

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Loan Agreements « (continued)
Colorado Buyer 2nd Lien
8.25% 3/15/25	620,000	$622,907
Community Health Systems Tranche G
1st Lien 3.804% 12/31/19	681,424	678,371
Community Health Systems Tranche H
1st Lien 4.054% 1/27/21	1,705,395	1,683,189
CSC Holdings Tranche B 1st Lien
2.25% 7/17/25	810,000	809,780
3.943% 10/11/24	807,188	806,851
DaVita Tranche B 1st Lien
3.732% 6/24/21	3,987,250	4,038,857
Dell International 1st lien 3.49% 9/7/23	304,500	306,334
Dynegy Tranche C 1st Lien
4.25% 2/7/24	3,160,000	3,176,394
Eldorado Resorts Trancher B 1st Lien
2.25% 3/16/24	550,000	552,063
ESH Hospitality Tranche B 1st Lien
3.482% 8/30/23	552,228	555,483
ExamWorks Group Tranche B1 1st Lien
4.25% 7/27/23	2,268,614	2,285,629
First Data 1st Lien
3.984% 3/24/21	2,837,547	2,862,375
3.984% 7/10/22	1,040,243	1,049,851
First Eagle Holdings 1st Lien
5.147% 12/1/22	4,926,116	4,958,446
Flex Acquisition 1st Lien
4.398% 12/29/23	1,035,000	1,043,733
Flying Fortress Tranche B 1st Lien
3.397% 10/30/22	2,317,500	2,338,986
FMG Resources August 2006
1st Lien 3.75% 6/30/19	1,273,485	1,281,922
Forterra Finance 1st Lien
4.50% 10/25/23	3,527,275	3,560,343
Gardner Denver 1st Lien
4.568% 7/30/20	2,716,975	2,714,853
Gates Global 1st Lien 4.397% 7/6/21	2,441,832	2,449,463
Gates Global Tranche B1st Lien
4.25% 3/30/24	570,000	572,850
Genesys Telecommunications
Laboratories Tranche B 1st Lien
5.025% 1/19/24	1,715,814	1,729,755
Genoa a QoL Healthcare 1st Lien
4.897% 10/28/23	1,815,875	1,827,678
HCA Tranche B9 1st Lien
2.982% 3/18/23	403,948	406,125
Hilton Worldwide Finance Tranche B2
1st Lien 2.00% 10/25/23	1,540,000	1,554,598
HUB International Tranche B 1st Lien
4.035% 10/2/20	1,052,736	1,058,411
Hyperion Insurance Group Tranche B
1st Lien 5.50% 4/29/22	2,440,921	2,461,974
Ineos US Finance Tranche B 1st Lien
3.531% 3/31/24	648,375	652,022
3.732% 3/31/22	2,688,643	2,705,027
inVentiv Group Holdings Tranche B 1st
Lien 4.804% 11/9/23	4,593,488	4,616,046
J.C. Penney Tranche B 1st Lien
5.304% 6/23/23	2,705,314	2,692,209
JBS USA Tranche B 1st Lien
3.289% 10/30/22	1,965,000	1,972,164
KIK Custom Products Tranche B 1st Lien
5.653% 8/26/22	2,340,721	2,367,787
KRATON Polymers Tranche B 1st Lien
5.00% 1/6/22	1,695,047	1,713,923
Kronos 2nd Lien 9.284% 11/1/24	1,220,000	1,261,365
Kronos Tranche B 1st Lien
5.034% 11/1/23	887,775	893,878
Landry’s 1st Lien 4.039% 10/4/23	1,817,354	1,835,366
Level 3 Financing Tranche B 1st Lien
2.25% 2/22/24	1,950,000	1,954,388
MGM Growth Properties Operating
Partnership Tranche B 1st Lien
3.482% 4/25/23	2,202,750	2,217,068
Mohegan Tribal Gaming Authority
Tranche B 1st Lien 5.50% 10/13/23	2,773,106	2,790,438
Moran Foods Tranche B 1st Lien
7.00% 12/5/23	2,602,863	2,600,830
MPH Acquisition Holdings Tranche B 1st Lien
4.897% 6/7/23	1,719,316	1,743,135
Nature’s Bounty Tranche B 1st Lien
4.647% 5/5/23	1,145,000	1,151,799
ON Semiconductor Tranche B 1st Lien
4.232% 3/31/23	1,877,535	1,889,940
Optiv Security 1st Lien 4.25% 2/1/24	1,575,000	1,585,501
Optiv Security 2nd Lien 8.25% 2/1/25	1,349,000	1,365,863
Panda Hummel Tranche B1 1st Lien
7.00% 10/27/22	540,000	529,200
Panda Stonewall Tranche B 1st Lien
6.647% 11/13/21	1,001,000	975,975
Penn National Gaming Tranche B 1st
Lien 3.524% 1/19/24	930,000	936,490
PQ Tranche 1st Lien 5.25% 11/4/22	3,351,715	3,391,218
Prestige Brands Tranche B 1st Lien
3.531% 1/26/24	469,706	474,500
Prime Security Services Borrower 1st
Lien 4.25% 5/2/22	2,970,965	3,001,735
Radiate Holdco 1st Lien 3.982% 2/1/23	3,910,000	3,934,785
Republic of Angola 7.57% 12/16/23	3,836,875	3,338,081
Revlon Consumer Products Tranche B
1st Lien 4.482% 9/7/23	3,449,600	3,456,786
Reynolds Group Holdings Tranche B 1st
Lien 3.982% 2/5/23	2,317,067	2,329,378

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Loan Agreements « (continued)
Rite Aid 2nd Lien 5.75% 8/21/20	285,000	$286,532
Russell Investments US Institutional
Holdco Tranche B 1st Lien
6.75% 6/1/23	3,489,153	3,524,044
6.75% 6/1/23	585,000	590,850
Sable International Finance Tranche B
1st Lien 5.732% 1/3/23	3,825,000	3,875,999
SAM Finance Tranche B Ist Lien
4.387% 12/17/20	2,651,565	2,676,423
Scientific Games International Tranche
B3 1st Lien 4.846% 10/1/21	3,317,604	3,362,876
SFR Group Tranche B 1st Lien
2.75% 6/22/25	2,800,000	2,793,700
5.289% 1/15/24	2,803,813	2,821,687
SFR Group Tranche B10 1st Lien
4.289% 1/31/25	1,685,775	1,689,989
Sinclair Television Group Tranche B2 1st
Lien 3.24% 1/3/24	1,235,473	1,241,522
Spectrum Brands Tranche B 1st Lien
3.509% 6/23/22	1,363,945	1,375,454
Sprint Communications Tranche B 1st
Lien 3.50% 2/2/24	4,890,000	4,897,130
StandardAero Aviation Holdings 1st Lien
5.25% 7/7/22	1,120,698	1,128,053
Summit Materials Tranche B1 1st Lien
3.75% 7/17/22	1,345,152	1,359,865
Summit Midstream Partners Holdings
Tranche B 1st Lien 7.022% 5/21/22	885,000	902,700
Team Health Holdings Tranche B 1st
Lien 3.75% 2/6/24	3,180,000	3,171,653
Telenet Financing USD Tranche B 1st
Lien 3.912% 1/31/25	2,420,000	2,434,179
TKC Holdings 1st Lien 4.75% 2/1/23	1,390,000	1,404,117
TransDigm Tranche E 1st Lien
3.982% 5/14/22	393,143	392,446
TransDigm Tranche F 1st Lien
3.982% 6/9/23	3,027,549	3,017,143
Travel Leaders Group Tranche B 1st Lien
6.232% 1/19/24	485,000	491,972
Tribune Media Tranche B 1st Lien
3.982% 12/27/20	939,359	948,165
Tronox Pigments Holland Tranche B 1st
Lien 4.647% 3/19/20	1,316,580	1,326,328
Uniti Group 1st Lien 4.00% 10/24/22	4,257,450	4,254,768
Univar USA Tranche B 1st Lien
3.732% 7/1/22	3,891,613	3,901,342
Univision Communications Tranche C
1st Lien 3.75% 3/15/24	3,922,861	3,900,183
USI 1st Lien 4.25% 12/27/19	4,845,638	4,858,760
USIC Holdings 1st Lien 5.17% 12/9/23	1,720,688	1,738,433
VC GB Holdings 1st Lien
4.75% 2/23/24	2,560,000	2,579,200
VC GB Holdings 2nd Lien
9.00% 2/23/25	675,000	668,250
Virgin Media Bristol 1st Lien
3.662% 1/31/25	1,470,000	1,475,513
Western Digital 1st Lien
3.732% 4/29/23	581,000	585,811
WideOpenWest Finance Tranche B 1st
Lien 4.50% 8/19/23	2,099,111	2,113,805
Windstream Services Tranche B6 1st
Lien 4.95% 3/30/21	2,319,689	2,345,303
Zayo Group Tranche B2 1st Lien
3.50% 1/19/24	485,000	488,334
Zekelman Industries Tranche B 1st Lien
4.788% 6/14/21	1,096,726	1,113,177
Total Loan Agreements
(cost $238,579,618)		240,238,687

Municipal Bonds – 0.57%
Bay Area, California Toll Authority
(Taxable Build America Bonds)
6.907% 10/1/50	2,115,000	3,034,708
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	1,090,000	1,326,846
New Jersey Turnpike Authority
(Taxable Build America Bonds)
Series A 7.102% 1/1/41	1,160,000	1,623,316
Series F 7.414% 1/1/40	555,000	800,654
New York City, New York
Series C 5.00% 8/1/26	390,000	468,667
Series C 5.00% 8/1/27	450,000	536,661
Oregon State Taxable Pension
(Taxable - Pension) 5.892% 6/1/27	5,000	6,018
South Carolina Public Service Authority
(Taxable) Series D 4.77% 12/1/45	680,000	612,286
State of California Various Purposes
(Taxable Build America Bonds)
7.55% 4/1/39	1,685,000	2,474,658
Texas Water Development Board
Series A 5.00% 10/15/45	580,000	658,851
(Water Implementation Revenue)
5.00% 10/15/46	1,590,000	1,820,836
Total Municipal Bonds
(cost $14,246,039)		13,363,501

Non-Agency Asset-Backed
Securities – 2.34%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	408,659	416,011
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	1,915,000	1,916,401

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Ally Master Owner Trust
Series 2014-4 A2 1.43% 6/17/19	3,450,000	$3,452,635
American Express Credit Account Master
Trust
Series 2013-2 A 1.332% 5/17/21 ●	960,000	964,171
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	1,850,000	1,849,757
Series 2014-1A A 144A
2.46% 7/20/20 #	2,775,000	2,788,095
Bank of America Credit Card Trust
Series 2014-A3 A 1.202% 1/15/20 ●	1,745,000	1,746,603
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	5,986	5,986
Capital One Multi-Asset Execution Trust
Series 2016-A1 A1 1.362% 2/15/22 ●	1,000,000	1,005,801
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.718% 11/25/36 ϕ	1,800,000	1,830,101
CNH Equipment Trust
Series 2016-B A2B
1.312% 10/15/19 ●	300,515	301,153
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	814,158	814,075
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	4,135,000	4,078,119
Series 2017-1 A 144A
2.62% 8/15/28 #	3,530,000	3,548,254
Golden Credit Card Trust
Series 2014-2A A 144A
1.362% 3/15/21 #●	1,195,000	1,197,956
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	2,897,500	2,652,586
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	555,000	553,503
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.472% 7/16/18 ●	737,729	738,439
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A
1.492% 5/15/20 #●	1,665,000	1,671,570
Morgan Stanley ABS Capital I Trust
Series 2005-HE5 M1
1.612% 9/25/35 ●	557,274	556,329
Navistar Financial Dealer Note Master
Owner Trust II
Series 2016-1 A 144A
2.332% 9/27/21 #●	1,125,000	1,127,695
New Century Home Equity Loan Trust
Series 2005-2 M1 1.627% 6/25/35 ●	225,996	225,822
Nissan Auto Lease Trust
Series 2015-B A2B
1.442% 12/15/17 ●	301,630	301,736
Series 2016-B A3 1.50% 7/15/19	2,080,000	2,074,576
PFS Financing
Series 2015-AA A 144A
1.532% 4/15/20 #●	750,000	749,766
Synchrony Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,865,000	1,866,323
Series 2015-2 A 1.60% 4/15/21	1,730,000	1,730,933
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	1,361,989	1,362,703
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	1,414,238	1,412,864
Series 2016-1 A1B 144A
2.75% 2/25/55 #●	934,666	935,170
Series 2016-2 A1 144A
3.00% 8/25/55 #●	873,338	876,109
Series 2016-3 A1 144A
2.25% 4/25/56 #●	1,214,052	1,202,076
Series 2017-1 A1 144A
2.75% 10/25/56 #●	1,005,114	1,004,056
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	1,490,000	1,484,853
Series 2017-1A A 144A
2.06% 9/20/21 #	1,620,000	1,625,021
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	5,050,000	5,048,383
Total Non-Agency Asset-Backed
Securities
(cost $55,184,693)		55,115,631

Non-Agency Collateralized Mortgage
Obligations – 0.75%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	50,025	49,326
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	68,510	68,084

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Banc of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	55,508	$53,107
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	93,276	90,750
INTL FCStone Structured
Series IFF-1748 SQ8 2.50% 12/31/49	810,000	680,273
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.423% 6/25/29 #●	816,640	808,423
Series 2014-2 B2 144A
3.423% 6/25/29 #●	305,249	299,000
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	1,050,000	1,037,796
Series 2015-4 B1 144A
3.628% 6/25/45 #●	1,107,366	1,079,097
Series 2015-4 B2 144A
3.628% 6/25/45 #●	794,414	760,969
Series 2016-4 B1 144A
3.91% 10/25/46 #●	540,474	544,998
Series 2016-4 B2 144A
3.91% 10/25/46 #●	927,236	911,701
Series 2017-1 B2 144A
3.576% 1/25/47 #●	1,736,994	1,657,075
JPMorgan Trust
Series 2015-1 B1 144A
2.623% 12/25/44 #●	1,430,514	1,417,711
Series 2015-1 B2 144A
2.623% 12/25/44 #●	1,189,637	1,163,903
Series 2015-5 B2 144A
2.874% 5/25/45 #●	1,099,742	1,038,929
Series 2015-6 B1 144A
3.623% 10/25/45 #●	770,209	755,788
Series 2015-6 B2 144A
3.623% 10/25/45 #●	746,140	721,626
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A
3.75% 11/25/56 #●	565,778	577,551
Series 2017-1A A1 144A
4.00% 2/25/57 #●	1,316,986	1,358,016
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	909,702	906,007
Series 2015-1 B2 144A
3.876% 1/25/45 #●	855,292	841,883
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ⧫	59,315	21,884
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36	240,954	241,553
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-3 A11 5.50% 3/25/36	286,570	292,146
Series 2006-AR5 2A1
3.294% 4/25/36 ●	253,797	238,078
Total Non-Agency Collateralized
Mortgage Obligations
(cost $17,621,264)		17,615,674

Non-Agency Commercial
Mortgage-Backed
Securities – 5.78%
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 5.961% 2/10/51 ●	1,330,000	1,342,859
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	1,004,713	1,016,738
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	5,000,000	5,020,639
Series 2016-CD2 A4
3.526% 11/10/49 ●	1,365,000	1,395,812
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A
5.755% 12/15/47 #●	880,000	967,625
Series 2016-C7 A3 3.839% 12/10/54	1,210,000	1,245,232
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM
5.779% 12/10/49 ●	1,230,000	1,244,833
Series 2014-GC25 A4
3.635% 10/10/47	2,275,000	2,346,756
Series 2015-GC27 A5
3.137% 2/10/48	5,210,000	5,190,879
Series 2016-P3 A4 3.329% 4/15/49	1,745,000	1,754,149
Series 2016-P5 A4 2.941% 10/10/49	1,640,000	1,594,041
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	1,765,000	1,767,005
Series 2013-WWP A2 144A
3.424% 3/10/31 #	2,540,000	2,615,866
Series 2014-CR19 A5
3.796% 8/10/47	9,707,000	10,153,785
Series 2014-CR20 AM
3.938% 11/10/47	7,775,000	8,061,713
Series 2015-3BP A 144A
3.178% 2/10/35 #	3,960,000	3,966,816
Series 2015-CR23 A4
3.497% 5/10/48	4,665,000	4,745,556

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Commercial
Mortgage-Backed
Securities (continued)
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49		3,305,000	$3,317,957
Series 2016-C3 A5 2.89% 9/10/49		1,985,000	1,926,993
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #		1,810,000	1,948,376
Series 2011-LC1A C 144A
5.686% 11/10/46 #●		2,320,000	2,546,080
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #		5,605,000	5,804,804
Series 2014-GRCE B 144A
3.52% 6/10/28 #		1,765,000	1,816,580
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●		1,010,000	1,070,136
Series 2015-GC32 A4
3.764% 7/10/48		1,240,000	1,290,979
Series 2017-GS5 A4 3.674% 3/10/50		2,890,000	2,987,259
Series 2017-GS5 XA
0.972% 3/10/50 ●		21,000,000	1,406,878
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A
3.087% 3/5/37 #		2,235,000	2,215,660
JPM-BB Commercial Mortgage
Securities Trust
Series 2015-C32 A5
3.598% 11/15/48		3,185,000	3,261,768
Series 2015-C33 A4 3.77% 12/15/48		4,160,000	4,312,299
JPM-DB Commercial Mortgage
Securities Trust
Series 2016-C2 A4 3.144% 6/15/49		3,385,000	3,355,983
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.525% 8/12/37 ●		600,000	623,803
Series 2011-C5 C 144A
5.409% 8/15/46 #●		1,100,000	1,169,289
Series 2013-LC11 B 3.499% 4/15/46		1,565,000	1,557,614
Series 2015-JP1 A5 3.914% 1/15/49		1,590,000	1,670,210
Series 2016-JP2 A4 2.822% 8/15/49		5,565,000	5,371,848
Series 2016-JP2 AS 3.056% 8/15/49		2,965,000	2,867,701
Series 2016-JP3 B 3.397% 8/15/49 ●		700,000	683,318
Series 2016-WIKI A 144A
2.798% 10/5/31 #		800,000	804,929
Series 2016-WIKI B 144A
3.201% 10/5/31 #		1,490,000	1,505,754
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●		1,885,812	1,666,567
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		1,640,000	1,707,396
Series 2015-C23 A4 3.719% 7/15/50		5,490,000	5,686,974
Series 2015-C26 A5
3.531% 10/15/48		1,970,000	2,012,089
Series 2016-C29 A4 3.325% 5/15/49		1,620,000	1,627,865
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		2,910,000	2,907,128
Series 2006-T21 B 144A
5.242% 10/12/52 #●		800,000	802,468
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47		570,000	576,775
Series 2015-C30 XA
1.009% 9/15/58 ●		15,711,159	983,163
Series 2015-NXS3 A4
3.617% 9/15/57		3,120,000	3,194,860
Series 2016-BNK1 A3
2.652% 8/15/49		2,575,000	2,453,970
Series 2017-RB1 XA
1.446% 3/15/50 ●		20,622,859	2,017,979
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45		2,405,000	2,422,624
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $138,405,966)			136,006,380

Regional Bonds – 0.38% Δ
Argentina – 0.20%
Province of Santa Fe 144A
7.00% 3/23/23 #		765,000	772,252
Provincia de Buenos Aires 144A
7.875% 6/15/27 #		1,775,000	1,801,980
Provincia de Cordoba 144A
7.45% 9/1/24 #		2,185,000	2,220,419
			4,794,651
Australia – 0.12%
New South Wales Treasury
4.00% 5/20/26	AUD	1,087,500	904,491
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	1,228,000	900,166
144A 3.25% 7/21/28 #	AUD	1,291,000	981,958
			2,786,615
Canada – 0.06%
Province of Ontario Canada
3.45% 6/2/45	CAD	1,488,000	1,168,122

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Regional Bonds Δ (continued)
Canada (continued)
Province of Quebec Canada
6.00% 10/1/29	CAD	224,000	$226,043
			1,394,165
Total Regional Bonds
(cost $8,993,335)			8,975,431

Sovereign Bonds – 5.18% Δ
Argentina – 0.18%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	11,856,000	870,660
Argentine Republic Government
International Bond
144A 5.625% 1/26/22 #		2,185,000	2,240,171
144A 7.125% 7/6/36 #		1,185,000	1,147,672
			4,258,503
Australia – 0.03%
Australia Government Bond
3.75% 4/21/37	AUD	900,000	732,142
			732,142
Bahrain – 0.08%
Bahrain Government International Bond
144A 7.00% 10/12/28 #		1,800,000	1,882,431
			1,882,431
Bermuda – 0.07%
Bermuda Government International Bond
144A 3.717% 1/25/27 #		1,600,000	1,548,048
			1,548,048
Brazil – 0.15%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/25	BRL	3,955,000	1,266,518
Brazilian Government International Bond
6.00% 4/7/26		1,995,000	2,173,552
			3,440,070
Canada – 0.02%
Canadian Government Bond
2.75% 12/1/48	CAD	496,000	409,190
			409,190
Colombia – 0.10%
Colombia Government International
Bond 5.00% 6/15/45		2,411,000	2,430,288
			2,430,288
Costa Rica – 0.07%
Costa Rica Government International
Bond 7.158% 3/12/45		1,500,000	1,531,875
			1,531,875
Croatia – 0.07%
Croatia Government International Bond
144A 5.50% 4/4/23 #		1,545,000	1,667,565
			1,667,565
Ecuador – 0.08%
Ecuador Government International Bond
144A 9.65% 12/13/26 #		1,700,000	1,763,750
			1,763,750
Egypt – 0.08%
Egypt Government International Bond
144A 8.50% 1/31/47 #		1,800,000	1,939,500
			1,939,500
Hungary – 0.11%
Hungary Government International Bond
5.75% 11/22/23		2,360,000	2,671,511
			2,671,511
India – 0.12%
Export-Import Bank of India 144A
3.375% 8/5/26 #		3,000,000	2,873,304
			2,873,304
Indonesia – 0.52%
Indonesia Government International
Bond 144A 5.125% 1/15/45 #		600,000	637,332
Indonesia Treasury Bond
7.50% 8/15/32	IDR	36,197,000,000	2,761,441
8.375% 9/15/26	IDR	35,310,000,000	2,884,315
9.00% 3/15/29	IDR	57,139,000,000	4,764,733
Perusahaan Penerbit SBSN Indonesia III
144A 4.15% 3/29/27 #		1,200,000	1,206,540
			12,254,361
Jamaica – 0.07%
Jamaica Government International Bond
8.00% 3/15/39		1,500,000	1,725,945
			1,725,945
Jordan – 0.08%
Jordan Government International Bond
144A 5.75% 1/31/27 #		1,830,000	1,797,203
			1,797,203
Mexico – 0.80%
Mexican Bonos 5.75% 3/5/26	MXN	341,811,900	16,729,061
Mexico Government International Bond
4.15% 3/28/27		525,000	534,844
4.35% 1/15/47		1,700,000	1,568,250
			18,832,155
New Zealand – 0.11%
New Zealand Government Bond
2.75% 4/15/25	NZD	3,525,000	2,412,526
4.50% 4/15/27	NZD	206,000	160,534
			2,573,060

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds Δ (continued)
Nigeria – 0.10%
Nigeria Government International Bond
144A 7.875% 2/16/32 #		2,300,000	$2,404,880
			2,404,880
Paraguay – 0.06%
Paraguay Government International
Bond 144A 4.70% 3/27/27 #		1,300,000	1,319,500
			1,319,500
Peru – 0.36%
Peruvian Government International Bond
144A 6.90% 8/12/37 #	PEN	9,040,000	2,980,707
6.95% 8/12/31	PEN	16,559,000	5,479,528
			8,460,235
Poland – 0.21%
Republic of Poland Government Bond
2.50% 7/25/26	PLN	17,759,000	4,172,964
3.25% 7/25/25	PLN	3,319,000	835,378
			5,008,342
Portugal – 0.13%
Portugal Government International Bond
144A 5.125% 10/15/24 #		3,110,000	3,020,954
			3,020,954
Republic of Korea – 0.15%
Export-Import Bank of Korea
144A 3.00% 5/22/18 #	NOK	1,100,000	130,458
4.00% 6/7/27	AUD	530,000	403,167
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,364,533,513	3,092,871
			3,626,496
Russia – 0.07%
Russian Foreign Bond – Eurobond 144A
5.625% 4/4/42 #		1,600,000	1,762,880
			1,762,880
Saudi Arabia – 0.05%
Saudi Government International Bond
144A 2.375% 10/26/21 #		1,180,000	1,160,099
			1,160,099
Serbia – 0.07%
Serbia International Bond 144A
4.875% 2/25/20 #		1,635,000	1,697,800
			1,697,800
South Africa – 0.52%
Republic of South Africa Government
Bond 8.00% 1/31/30	ZAR	155,921,000	10,556,210
Republic of South Africa Government
International Bond 5.875% 5/30/22		1,615,000	1,766,056
			12,322,266
Sri Lanka – 0.13%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		900,000	933,720
144A 6.125% 6/3/25 #		2,020,000	2,024,771
			2,958,491
Turkey – 0.48%
Export Credit Bank of Turkey
144A 5.375% 2/8/21 #		1,895,000	1,911,087
144A 5.375% 10/24/23 #		655,000	644,895
Turkey Government Bond
8.00% 3/12/25	TRY	37,389,000	8,826,579
			11,382,561
Ukraine – 0.08%
Ukraine Government International Bond
144A 7.75% 9/1/22 #		2,000,000	1,925,250
			1,925,250
United Kingdom – 0.03%
United Kingdom Gilt 3.50% 1/22/45	GBP	340,300	588,718
			588,718
Total Sovereign Bonds
(cost $122,631,553)			121,969,373

Supranational Banks – 0.60%
International Bank for Reconstruction &
Development
1.013% 4/17/19 ●		1,507,000	1,506,510
2.50% 11/25/24		1,507,000	1,511,107
3.375% 1/25/22	NZD	1,200,000	843,511
3.50% 1/22/21	NZD	5,142,000	3,660,153
4.625% 10/6/21	NZD	1,119,000	829,959
International Finance
3.00% 5/6/21	NZD	790,000	550,008
3.625% 5/20/20	NZD	472,000	337,558
6.30% 11/25/24	INR	320,160,000	4,963,651
Total Supranational Banks
(cost $13,923,110)			14,202,457

U.S. Treasury Obligations – 2.26%
U.S. Treasury Bonds
2.875% 11/15/46		11,690,000	11,340,901
U.S. Treasury Inflation
Indexed Bonds
0.125% 4/15/21		7,909,989	7,996,430
U.S. Treasury Notes
1.875% 1/31/22		18,255,000	18,215,788
1.875% 3/31/22		1,255,000	1,251,691
2.00% 11/15/26		5,490,000	5,303,104
2.25% 2/15/27		9,220,000	9,102,408
Total U.S. Treasury Obligations
(cost $52,904,074)			53,210,322

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-23

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock – 0.00%
Adelphia Recovery Trust =†	1	$0
Century Communications =†	2,500,000	0
Total Common Stock (cost $75,684)		0

Convertible Preferred Stock – 0.36%
A Schulman 6.00% exercise price
$52.33, expiration date 12/31/49	719	621,122
American Tower 5.50% exercise price
$116.40, expiration date 2/15/18	2,260	252,442
AMG Capital Trust II 5.15% exercise
price $200.00, expiration date
10/15/37	14,316	816,907
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49	568	678,794
DTE Energy 6.50% exercise price
$116.31, expiration date 10/1/19	13,034	700,317
El Paso Energy Capital Trust I 4.75%
exercise price $50.00, expiration date
3/31/28	19,050	952,500
Exelon 6.50% exercise price $43.75,
expiration date 6/1/17	14,850	732,996
Huntington Bancshares 8.50% exercise
price $11.95, expiration date
12/31/49	714	976,395
Teva Pharmaceutical Industries 7.00%
exercise price $75.00, expiration date
12/15/18	435	250,995
T-Mobile US 5.50% exercise price
$31.02, expiration date 12/15/17	7,467	790,083
Wells Fargo & Co. 7.50% exercise price
$156.71, expiration date 12/31/49	829	1,027,960
Welltower 6.50% exercise price $57.54,
expiration date 12/31/49	11,507	726,322
Total Convertible Preferred Stock
(cost $8,085,959)		8,526,833

Preferred Stock – 0.33%
General Electric 5.00% ●	4,996,000	5,270,780
Integrys Holdings 6.00% ●	84,450	2,205,201
USB Realty 144A 2.169% #●	300,000	255,750
Total Preferred Stock
(cost $7,336,902)		7,731,731

	Number of
	contracts
Options Purchased – 0.00%
Currency Call Option – 0.00%
USD vs TWD strike price $32.50,
expiration date 4/17/17 (BAML)	5,100,000	8
Total Options Purchased
(cost $31,110)		8

	Principal
	amount°
Short-Term Investments – 3.15%
Discount Notes – 0.68% ≠
Federal Home Loan Bank
0.53% 4/25/17	3,924,215	3,922,582
0.55% 5/26/17	876,677	875,747
0.69% 4/28/17	661,188	660,876
0.765% 5/19/17	10,561,570	10,551,853
		16,011,058
Repurchase Agreements – 1.99%
Bank of America Merrill Lynch
0.73%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $15,311,174 (collateralized by
U.S. government obligations
0.125% 4/15/18;
market value $15,616,455)	15,310,243	15,310,243
Bank of Montreal
0.66%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $15,311,085 (collateralized by
U.S. government obligations
0.75%–2.00%
2/28/19–2/15/45; market value
$15,616,450)	15,310,242	15,310,242
BNP Paribas
0.76%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $16,247,544 (collateralized by
U.S. government obligations
0.00%–3.125%
6/30/17–2/15/43; market value
$16,571,445)	16,246,515	16,246,515
		46,867,000

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-24

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligation – 0.48% ≠
U.S. Treasury Bill 0.44% 4/13/17	11,229,790	$11,227,567
		11,227,567
Total Short-Term Investments
(cost $74,105,555)		74,105,625

Total Value of Securities Before
Options Written – 100.40%
(cost $2,359,016,236)		2,363,271,174

	Number of
	contracts
Options Written – (0.03%)
Fixed Income Call Option – (0.03%)
U.S. Treasury 10 yr Notes strike price
$125, expiration date 5/26/17
(HSBC)	(980)	(689,062)

Total Options Written (premium
received $709,250)		(689,062)
Liabilities Net of Receivables and Other Assets – (0.37%)✤		(8,667,698)
Net Assets Applicable to 226,826,738 Shares Outstanding – 100.00%		$2,353,914,414
__________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $607,923,105, which represents 25.83% of the Series’ net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✤	Of this amount, $6,682,525 represents cash collateral for certain derivatives as of March 31, 2017.
❆	PIK. 100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of March 31, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2017.

Unfunded Loan Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. As of March 31, 2017, the Series had the following unfunded loan commitments:

				Unrealized
				Appreciation
Borrower	Principal Amount	Cost	Value	(Depreciation)
Allied Universal Holdco Tranche DD 1st Lien 5.50% 7/28/22	$167,662	$165,004	$169,045	$4,041
CH Hold 1st Lien 0.50% 2/1/24	100,909	100,657	101,771	1,114
Total	$268,571	$265,661	$270,816	$5,155

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-25

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(8,008,264)	USD	6,096,291	5/12/17	$(17,378)
BAML	CAD	(3,529,756)	USD	2,636,193	5/12/17	(19,625)
BAML	EUR	5,064,752	USD	(5,510,450)	5/12/17	(96,861)
BAML	JPY	166,659,478	USD	(1,512,542)	5/12/17	(13,106)
BAML	NZD	(8,912,358)	USD	6,258,614	5/12/17	17,915
BCLY	BRL	20,660,836	USD	(6,545,489)	5/12/17	(10,042)
BCLY	COP	(2,147,483,648)	USD	(2,685,633)	5/12/17	41,158
BNP	AUD	(2,761,456)	USD	2,100,894	5/12/17	(7,257)
BNP	NOK	9,218,492	USD	(1,083,497)	5/12/17	(9,386)
BNYM	CAD	(6,720)	USD	5,040	4/3/17	(13)
HSBC	EUR	(430,749)	USD	468,806	5/12/17	8,389
HSBC	GBP	779,204	USD	(979,148)	5/12/17	(1,917)
JPMC	KRW	(2,491,827,648)	USD	3,136,615	5/12/17	13,232
JPMC	PLN	(2,476,620)	USD	634,148	5/12/17	9,912
JPMC	SEK	2,366,400	USD	(270,190)	5/12/17	(5,576)
TD	AUD	2,615,351	USD	(1,993,982)	5/12/17	2,628
TD	COP	(108,027,750)	USD	(2,190,029)	5/12/17	33,335
TD	EUR	581,712	USD	(625,136)	5/12/17	(3,359)
TD	JPY	442,141,131	USD	(4,015,592)	5/12/17	(37,645)
						$(95,596)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
298	Austrailan 10 yr Bonds	$22,064,300	$22,145,655	6/16/17	$81,355
(331)	Euro-O.A.T	(52,114,953)	(51,921,412)	6/9/17	193,541
2,178	U.S. Treasury 10 yr Notes	269,733,797	271,297,125	6/22/17	1,563,328
		$239,683,144			$1,838,224

Swap Contracts
CDS Contracts1

			Annual		Upfront	Unrealized
	Swap Referenced		Protection	Termination	Payments	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	Paid (Received)	(Depreciation)[3]
Protection Purchased:
HSBC	CDX.EM.27[4]	5,035,000	1.00%	6/20/22	$280,635	$(13,471)

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-26

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Interest Rate Swap Contracts5

		Fixed	Floating		Unrealized
Counterparty &		Interest Rate	Interest Rate	Termination	Appreciation
Referenced Obligation	Notional Value[2]	Paid (Received)	Paid (Received)	Date	(Depreciation)[3]
CME-BAML - IRS 30 yr-LIBOR	4,415,000	2.767%	(1.152%)	12/21/46	$(69,605)
LCH-BAML - IRS 30 yr-LIBOR	1,135,000	2.661%	(1.037%)	1/27/47	(2,472)
LCH-BAML - IRS 30 yr-LIBOR	1,130,000	2.623%	(1.043%)	1/24/47	6,948
LCH-BAML - IRS 30 yr-LIBOR	1,815,000	2.687%	(1.039%)	1/30/47	(14,085)
LCH-BAML - IRS 30 yr-LIBOR	1,130,000	2.596%	(1.041%)	1/23/47	13,490
LCH-BAML - IRS 30 yr-LIBOR	2,215,000	2.716%	(1.156%)	12/22/46	(30,826)
LCH-BAML - IRS 30 yr-LIBOR	1,575,000	2.480%	(1.015%)	1/11/47	58,647
					$(37,903)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(69,840).

4Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey and Venezuela, which have a S&P credit quality ratings CCC and above.

5An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – BNP Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM. – Credit Default Swap Index Emerging Market
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
COP – Colombian Peso
DB-JPM – Deutsche Bank JPMorgan
DB-UBS – Deutsche Bank Union Bank of Switzerland
EUR – European Monetary Unit
GBP – British Pound Sterling

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-27

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations (continued):
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPM-BB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPM-DB – JPMorgan Deutsche Bank
JPY – Japanese Yen
KRW – South Korean Won
LB-UBS – Lehman Brothers Union Bank of Switzerland
LCH – London Clearing House
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PEN – Peruvian Nuevo Sol
PIK – Payment-in-Kind
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – U. S. Dollar
yr – Year
WF-RBS – Wells Fargo Royal Bank of Scotland
ZAR – South African Rand

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-28

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation of	Depreciation of	Appreciation of
Investments	Investments	Investments	Investments
$2,359,016,236	$33,956,767	$(29,701,829)	$4,254,938

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-29

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$556,732,635	$680,273	$557,412,908
Collateralized Debt Obligations	—	44,712,632	—	44,712,632
Corporate Debt	—	1,218,821,666	—	1,218,821,666
Foreign Debt	—	145,147,261	—	145,147,261
Municipal Bonds	—	13,363,501	—	13,363,501
Loan Agreements[1]	—	231,905,494	8,333,193	240,238,687
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	252,442	8,274,391	—	8,526,833
Preferred Stock	—	7,731,731	—	7,731,731
Option Purchased	—	8	—	8
U.S. Treasury Obligations	—	53,210,322	—	53,210,322
Short-Term Investments	—	74,105,625	—	74,105,625
Total Value of Securities	$252,442	$2,354,005,266	$9,013,466	$2,363,271,174

Derivatives:
Options Written	$(689,062)	$—	$—	$(689,062)
Foreign Currency Exchange Contracts	—	(95,596)	—	(95,596)
Futures Contracts	1,838,224	—	—	1,838,224
Swap Contracts	—	(51,374)	—	(51,374)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	99.78%	0.22%	100.00%
Loan Agreements	—	98.20%	1.80%	100.00%
Convertible Preferred Stock	2.96%	97.04%	—	100.00%

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of Investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Series have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of Investments.”

NQ-VIP-866 [3/17] 5/17 (154537)	Diversified Income Series-30

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
March 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 93.17% Δ
Argentina – 5.16%
Arcos Dorados Holdings Class A †	449,841	$3,621,220
Cresud ADR †	328,977	6,602,568
Grupo Clarin Class B GDR 144A #	209,100	5,927,671
IRSA Inversiones y
Representaciones ADR †	430,000	10,539,300
Pampa Energia ADR †	44,500	2,412,790
		29,103,549
Bahrain – 0.09%
Aluminum Bahrain BCS GDR 144A #	91,200	486,242
		486,242
Brazil – 13.13%
Aes Tiete Energia	330,193	1,443,922
B2W Cia Digital †	1,927,799	7,605,033
Banco Bradesco ADR	660,000	6,758,400
Banco Santander Brasil ADR	125,600	1,107,792
Braskem ADR	78,499	1,597,455
BRF ADR	341,500	4,183,375
Centrais Eletricas Brasileiras †	711,800	3,913,013
Cia Brasileira de Distribuicao ADR	395,790	7,599,168
Cia Hering	514,500	2,946,715
Cyrela Brazil Realty Empreendimentos e
Participacoes	266,900	1,136,452
Gerdau	389,400	1,312,263
Gerdau ADR	444,900	1,534,905
Hypermarcas	553,000	5,122,660
Itau Unibanco Holding ADR	732,050	8,835,844
Petroleo Brasileiro ADR †	488,906	4,737,499
Rumo †	166,548	455,392
Telefonica Brasil ADR	392,181	5,823,888
TIM Participacoes ADR	500,000	7,990,000
		74,103,776
Chile – 0.61%
Sociedad Quimica y Minera de Chile ADR	100,000	3,437,000
		3,437,000
China/Hong Kong – 22.25%
Alibaba Group Holding ADR †	75,000	8,087,250
Baidu ADR †	130,000	22,427,600
China Mengniu Dairy	1,448,000	2,999,781
China Mobile ADR	200,000	11,046,000
China Petroleum & Chemical	2,260,000	1,832,079
China Petroleum & Chemical ADR	42,234	3,442,493
China Yuchai International	131,183	2,428,197
Ctrip.com International ADR †	260,000	12,779,000
First Pacific	3,185,195	2,311,587
JD.com ADR †	91,700	2,852,787
Kunlun Energy	4,622,900	4,282,942
PetroChina Class H	3,000,000	2,196,487
SINA †	200,000	14,424,000
Sohu.com †	491,279	19,322,003
Tencent Holdings	412,500	11,825,902
Tianjin Development Holdings	35,950	18,318
Tingyi Cayman Islands Holding	1,706,000	2,142,516
Weibo ADR †	20,000	1,043,600
ZTO Express Cayman ADR †	12,450	162,971
		125,625,513
France – 1.60%
Sanofi ADR	200,000	9,050,000
		9,050,000
India – 6.59%
Indiabulls Real Estate GDR †	44,628	60,159
Makemytrip †	100,000	3,460,000
RattanIndia Infrastructure GDR =†	131,652	7,907
Reliance Industries	800,000	16,273,504
Reliance Industries GDR 144A #	430,000	17,329,000
Sify Technologies ADR	91,200	81,168
		37,211,738
Indonesia – 0.39%
Tambang Batubara Bukit Asam Persero	2,241,097	2,219,990
		2,219,990
Malaysia – 1.09%
Hong Leong Bank	1,549,790	4,818,690
UEM Sunrise	4,748,132	1,362,587
		6,181,277
Mexico – 5.81%
America Movil Class L ADR	213,289	3,022,305
Cemex ADR †	486,720	4,414,550
Fomento Economico Mexicano ADR	98,307	8,702,136
Grupo Financiero Banorte Class O	754,700	4,343,035
Grupo Lala	606,200	1,100,224
Grupo Televisa ADR	432,500	11,219,050
		32,801,300
Peru – 0.27%
Cia de Minas Buenaventura ADR	125,440	1,510,298
		1,510,298
Republic of Korea – 17.85%
CJ	45,695	7,109,836
Hite Jinro	150,000	2,729,590
KB Financial Group ADR	134,209	5,901,170
KCC	3,272	1,035,758
LG Display ADR	188,309	2,564,769
LG Electronics	62,908	3,819,595
LG Uplus	500,000	6,393,633
Lotte Chilsung Beverage	2,200	2,783,690
Lotte Confectionery	29,040	4,985,854
Samsung Electronics	19,654	36,204,274
Samsung Life Insurance	71,180	6,906,045
SK Telecom	16,491	3,716,116
SK Telecom ADR	660,000	16,618,800
		100,769,130

NQ-VIP-868 [3/17] 5/17 (154544)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock Δ (continued)
Russia – 6.31%
Enel OGK-5 GDR †	15,101	$13,777
Etalon Group GDR 144A #=	354,800	1,341,144
Gazprom ADR	783,900	3,504,033
LUKOIL ADR (London International Exchange)	133,500	7,070,160
MegaFon GDR	234,178	2,742,224
Mobile TeleSystems ADR	154,402	1,703,054
Sberbank of Russia PJSC =	3,308,402	9,394,210
Surgutneftegas ADR	294,652	1,508,618
T Plus =†	25,634	0
VEON ADR	963,900	3,932,712
Yandex Class A †	200,000	4,386,000
		35,595,932
South Africa – 1.49%
ArcelorMittal South Africa †	374,610	277,267
Impala Platinum Holdings †	135,751	457,554
Sun International	168,124	952,384
Tongaat-Hulett	182,915	1,677,780
Vodacom Group	444,868	5,040,152
		8,405,137
Taiwan – 6.99%
Formosa Chemicals & Fibre	2,128,998	6,623,627
Hon Hai Precision Industry	1,105,706	3,316,116
MediaTek	1,045,000	7,404,630
President Chain Store	890,000	7,332,949
Taiwan Semiconductor Manufacturing	2,375,864	14,798,988
		39,476,310
Thailand – 0.91%
Bangkok Bank-Foreign	638,091	3,453,908
PTT Exploration & Production - Foreign	617,051	1,670,011
		5,123,919
Turkey – 0.82%
Turkcell Iletisim Hizmetleri †	368,462	1,213,523
Turkiye Sise ve Cam Fabrikalari	2,955,292	3,390,765
		4,604,288
United Kingdom – 0.33%
Anglo American ADR †	92,815	706,322
Griffin Mining †	1,642,873	1,148,562
		1,854,884
United States – 1.48%
Avon Products †	241,200	1,061,280
Yahoo †	157,300	7,300,293
		8,361,573
Total Common Stock (cost $492,926,516)		525,921,856

Exchange-Traded Fund – 1.52%
iShares MSCI Turkey	240,000	8,592,000
Total Exchange-Traded Fund
(cost $10,144,639)		8,592,000

Preferred Stock – 7.23%
Brazil – 2.26%
Braskem Class A 3.95%	288,768	2,939,704
Centrais Eletricas Brasileiras Class B †	233,700	1,660,968
Petroleo Brasileiro Class A ADR †	403,795	3,722,990
Vale Class A 0.62%	489,400	4,427,205
		12,750,867
Republic of Korea – 2.85%
CJ 1.79%	28,030	1,794,642
Samsung Electronics 1.80%	9,995	14,327,090
		16,121,732
Russia – 2.12%
AK Transneft =†	3,887	11,962,656
		11,962,656
Total Preferred Stock
(cost $28,454,111)		40,835,255

NQ-VIP-868 [3/17] 5/17 (154544)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	100,339	$0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Right – 0.05%
B2W Cia Digital
exercise price BRL 11.00,
expiration date 4/12/17 †	619,213	280,867
Total Right (cost $0)		280,867

Total Value of Securities – 101.97%
(cost $536,477,463)		575,629,978
Liabilities Net of Receivables and Other Assets – (1.97%)		(11,126,487)
Net Assets Applicable to 27,616,777 Shares Outstanding – 100.00%		$564,503,491
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $25,084,057, which represents 4.44% of the Series’ net assets.

=

Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $22,705,917, which represents 4.02% of the Series’ net assets.

Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option

NQ-VIP-868 [3/17] 5/17 (154544)	Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Depreciation of Investments
$536,477,463	$164,626,318	$(125,473,803)	$39,152,515

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-868 [3/17] 5/17 (154544)	Emerging Markets Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$23,175,878	$5,927,671	$—	$29,103,549
Bahrain	—	486,242	—	486,242
Brazil	74,103,776	—	—	74,103,776
Chile	3,437,000	—	—	3,437,000
China/Hong Kong	125,625,513	—	—	125,625,513
France	9,050,000	—	—	9,050,000
India	37,203,831	7,907	—	37,211,738
Indonesia	2,219,990	—	—	2,219,990
Malaysia	6,181,277	—	—	6,181,277
Mexico	32,801,300	—	—	32,801,300
Peru	1,510,298	—	—	1,510,298
Republic of Korea	100,769,130	—	—	100,769,130
Russia	24,846,801	10,749,131	—	35,595,932
South Africa	8,405,137	—	—	8,405,137
Taiwan	39,476,310	—	—	39,476,310
Thailand	5,123,919	—	—	5,123,919
Turkey	4,604,288	—	—	4,604,288
United Kingdom	1,854,884	—	—	1,854,884
United States	8,361,573	—	—	8,361,573
Exchange-Traded Fund	8,592,000	—	—	8,592,000
Preferred Stock[1]	28,872,599	11,962,656	—	40,835,255
Participation Notes	—	—	—	—
Right	280,867	—	—	280,867
Total Value of Securities	$546,496,371	$29,133,607	$—	$575,629,978
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 30.31% and 69.69%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

NQ-VIP-868 [3/17] 5/17 (154544)	Emerging Markets Series-5

(Unaudited)

4. Subsequent Events

Effective April 3,2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Series have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-868 [3/17] 5/17 (154544)	Emerging Markets Series-6

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Schedule of investments
March 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 94.78% ✧
Consumer Discretionary – 10.91%
Dunkin’ Brands Group	524,133	$28,659,592
Liberty TripAdvisor Holdings Class A †	1,590,956	22,432,480
Sally Beauty Holdings †	920,068	18,806,190
		69,898,262
Energy – 2.73%
Core Laboratories	151,335	17,482,219
		17,482,219
Financial Services – 12.95%
Affiliated Managers Group	136,604	22,394,860
LendingClub †	1,869,059	10,261,134
LendingTree †	171,159	21,454,781
MSCI Class A	209,081	20,320,582
WisdomTree Investments	933,130	8,472,820
		82,904,177
Healthcare – 12.39%
ABIOMED †	180,895	22,648,054
athenahealth †	96,378	10,860,837
Bio-Techne	285,400	29,010,910
Bioverativ †	308,550	16,803,633
		79,323,434
Industrials – 6.87%
Expeditors International of Washington	320,683	18,115,383
Graco	275,166	25,904,127
		44,019,510
Real Estate – 9.87%
Equity Commonwealth †	1,191,200	37,189,264
Outfront Media	979,882	26,015,867
		63,205,131
Technology – 39.06%
Arista Networks †	87,789	11,611,851
Blackbaud	407,530	31,245,325
j2 Global	402,635	33,785,103
Logitech International Class R	1,092,164	34,728,122
NIC	421,030	8,504,806
Pandora Media †	1,947,685	23,002,160
Paycom Software †	331,281	19,051,970
Quotient Technology †	502,676	4,800,556
Shutterstock †	439,756	18,183,911
VeriFone Systems †	959,642	17,974,095
Yelp †	471,631	15,445,915
Zebra Technologies †	348,414	31,792,777
		250,126,591
Total Common Stock
(cost $425,134,056)		606,959,324

	Principal
	amount°
Short-Term Investments – 5.76%
Discount Notes – 2.70% ≠
Federal Home Loan Bank
0.53% 4/25/17	2,734,804	2,733,667
0.55% 5/26/17	4,675,340	4,670,384
0.69% 4/28/17	3,314,915	3,313,350
0.765% 5/19/17	6,569,354	6,563,310
		17,280,711
Repurchase Agreement – 2.05%
Bank of America Merrill Lynch
0.73%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $4,291,127 (collateralized by
U.S. government obligations
0.125% 4/15/18;
market value $4,376,686)	4,290,866	4,290,866
Bank of Montreal
0.66%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $4,291,102 (collateralized by
U.S. government obligations
0.75%–2.00% 2/28/19–2/15/45;
market value $4,376,684)	4,290,867	4,290,867
BNP Paribas
0.76%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $4,553,556 (collateralized by
U.S. government obligations
0.00%–3.125% 6/30/17–2/15/43;
market value $4,644,333)	4,553,267	4,553,267
		13,135,000
U.S. Treasury Obligation – 1.01% ≠
U.S. Treasury Bill 0.44% 4/13/17	6,497,889	6,496,603
		6,496,603
Total Short-Term Investments
(cost $36,913,038)		36,912,314

NQ-VIP-874 [3/17] 5/17 (154161)	Smid Cap Growth Series-1

Delaware VIP® Smid Cap Growth Series
Schedule of investments (continued)

Total Value of Securities – 100.54%
(cost $462,047,094)	$643,871,638
Liabilities Net of Receivables and Other Assets – (0.54%)	(3,477,386)
Net Assets Applicable to 22,341,267 Shares Outstanding – 100.00%	$640,394,252
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

NQ-VIP-874 [3/17] 5/17 (154161)	Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$462,047,094	$212,982,760	$(31,158,216)	$181,824,544

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-874 [3/17] 5/17 (154161)	Smid Cap Growth Series-3

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$606,959,324	$—	$606,959,324
Short-Term Investments	—	36,912,314	36,912,314
Total Value of Securities	$606,959,324	$36,912,314	$643,871,638

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Funds have also changed their names to reflect the use of the MIM name.

Effective on or about April 28, 2017, the investment strategies for Delaware VIP Smid Cap Growth Series will change and the Series will be repositioned as a diversified small- and mid-capitalization core style fund (the “Repositioning”). In connection with this Repositioning, the Series’ name will change to Delaware VIP Smid Cap Core Series and the Series intends to re-open to new investors on or around April 28, 2017.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-874 [3/17] 5/17 (154161)	Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
March 31, 2017 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds – 91.89%
Automotive – 0.43%
American Tire Distributors 144A
10.25% 3/1/22 #	1,145,000	$1,170,763
		1,170,763
Banking – 3.62%
Ally Financial 5.75% 11/20/25	1,740,000	1,787,850
Credit Suisse Group 144A
6.25% 12/29/49 #●	1,315,000	1,338,616
Lloyds Banking Group 7.50% 4/30/49 ●	1,250,000	1,325,125
Popular 7.00% 7/1/19	1,895,000	1,987,381
Royal Bank of Scotland Group
8.625% 12/29/49 ●	1,880,000	1,964,600
UBS Group 6.875% 12/29/49 ●	1,425,000	1,469,686
		9,873,258
Basic Industry – 14.92%
BMC East 144A 5.50% 10/1/24 #	855,000	872,100
Boise Cascade 144A 5.625% 9/1/24 #	1,465,000	1,494,300
Builders FirstSource
144A 5.625% 9/1/24 #	730,000	743,687
144A 10.75% 8/15/23 #	1,230,000	1,436,025
Cemex 144A 7.75% 4/16/26 #	1,880,000	2,120,095
Cemex Finance 144A 6.00% 4/1/24 #	785,000	827,390
Cliffs Natural Resources 144A
5.75% 3/1/25 #	1,355,000	1,317,737
First Quantum Minerals 144A
7.25% 4/1/23 #	680,000	689,350
Freeport-McMoRan
4.55% 11/14/24	900,000	841,500
144A 6.875% 2/15/23 #	2,325,000	2,412,187
Hexion 144A 10.375% 2/1/22 #	740,000	740,000
Hudbay Minerals
144A 7.25% 1/15/23 #	140,000	149,100
144A 7.625% 1/15/25 #	1,150,000	1,253,500
James Hardie International Finance 144A
5.875% 2/15/23 #	1,120,000	1,162,000
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	595,000	670,863
Koppers 144A 6.00% 2/15/25 #	1,410,000	1,459,350
Kraton Polymers
144A 7.00% 4/15/25 #	990,000	1,007,325
144A 10.50% 4/15/23 #	1,270,000	1,463,675
Lennar 4.75% 5/30/25	703,000	708,273
M/I Homes 6.75% 1/15/21	1,101,000	1,158,186
NCI Building Systems 144A
8.25% 1/15/23 #	1,214,000	1,323,260
New Gold
144A 6.25% 11/15/22 #	465,000	468,487
144A 7.00% 4/15/20 #	560,000	561,050
NOVA Chemicals 144A 5.00% 5/1/25 #	835,000	851,700
Novelis
144A 5.875% 9/30/26 #	815,000	833,337
Novelis
144A 6.25% 8/15/24 #	1,795,000	1,875,775
Olin 5.125% 9/15/27	1,390,000	1,416,966
PQ 144A 6.75% 11/15/22 #	1,275,000	1,361,063
Steel Dynamics 144A 5.00% 12/15/26 #	1,375,000	1,395,625
Summit Materials
6.125% 7/15/23	1,540,000	1,578,500
8.50% 4/15/22	380,000	421,325
US Concrete 6.375% 6/1/24	1,430,000	1,487,200
Vale Overseas
6.25% 8/10/26	1,910,000	2,079,513
6.875% 11/10/39	670,000	719,848
Zekelman Industries 144A
9.875% 6/15/23 #	1,580,000	1,769,600
		40,669,892
Capital Goods – 4.85%
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	2,020,000	2,047,775
BWAY Holding
144A 5.50% 4/15/24 #	1,265,000	1,277,650
144A 7.25% 4/15/25 #	1,010,000	1,012,525
144A 9.125% 8/15/21 #	2,190,000	2,397,941
Flex Acquisition 144A 6.875% 1/15/25 #	1,390,000	1,421,275
Gardner Denver 144A 6.875% 8/15/21 #	2,245,000	2,329,187
StandardAero Aviation Holdings 144A
10.00% 7/15/23 #	615,000	662,663
TransDigm 6.375% 6/15/26	2,070,000	2,076,396
		13,225,412
Consumer Cyclical – 6.49%
AMC Entertainment Holdings 144A
6.125% 5/15/27 #	1,320,000	1,334,850
Boyd Gaming 6.375% 4/1/26	2,925,000	3,137,063
JC Penney 8.125% 10/1/19	1,410,000	1,529,850
Landry’s 144A 6.75% 10/15/24 #	1,330,000	1,383,200
Live Nation Entertainment 144A
4.875% 11/1/24 #	1,337,000	1,340,343
MGM Resorts International
4.625% 9/1/26	1,445,000	1,408,875
Mohegan Tribal Gaming Authority 144A
7.875% 10/15/24 #	1,800,000	1,831,500
Penn National Gaming 144A
5.625% 1/15/27 #	1,380,000	1,373,100
Penske Automotive Group
5.50% 5/15/26	1,910,000	1,876,575

NQ-VIP- 876 [3/17] 5/17 (154182)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Scientific Games International
10.00% 12/1/22	2,320,000	$2,482,400
		17,697,756
Consumer Non-Cyclical – 4.29%
Albertsons
144A 5.75% 3/15/25 #	350,000	340,375
144A 6.625% 6/15/24 #	1,385,000	1,419,625
Cott Holdings 144A 5.50% 4/1/25 #	1,540,000	1,571,262
Dean Foods 144A 6.50% 3/15/23 #	1,095,000	1,144,275
JBS USA 144A 5.75% 6/15/25 #	1,415,000	1,436,225
Kronos Acquisition Holdings 144A
9.00% 8/15/23 #	1,525,000	1,555,500
Nature’s Bounty 144A 7.625% 5/15/21 #	1,400,000	1,477,000
Post Holdings
144A 5.00% 8/15/26 #	705,000	676,800
144A 5.75% 3/1/27 #	695,000	696,737
Revlon Consumer Products
6.25% 8/1/24	1,375,000	1,375,000
		11,692,799
Energy – 14.12%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	1,355,000	1,415,975
AmeriGas Partners 5.875% 8/20/26	1,810,000	1,810,000
Antero Resources 5.625% 6/1/23	1,597,000	1,640,917
Cheniere Corpus Christi Holdings
144A 5.875% 3/31/25 #	615,000	643,444
144A 7.00% 6/30/24 #	690,000	763,313
Chesapeake Energy
144A 8.00% 12/15/22 #	655,000	688,569
144A 8.00% 1/15/25 #	425,000	426,594
Crestwood Midstream Partners 144A
5.75% 4/1/25 #	945,000	967,444
Energy Transfer Equity 5.50% 6/1/27	840,000	882,000
Genesis Energy
5.625% 6/15/24	320,000	314,400
5.75% 2/15/21	835,000	849,613
6.00% 5/15/23	290,000	292,900
6.75% 8/1/22	977,000	1,012,172
Gulfport Energy 6.625% 5/1/23	1,435,000	1,458,319
Halcon Resources 144A
6.75% 2/15/25 #	740,000	730,380
Hilcorp Energy I
144A 5.00% 12/1/24 #	742,000	699,335
144A 5.75% 10/1/25 #	691,000	670,270
Holly Energy Partners 144A
6.00% 8/1/24 #	785,000	826,213
Laredo Petroleum 6.25% 3/15/23	1,460,000	1,489,200
Murphy Oil 6.875% 8/15/24	1,895,000	2,013,437
Murphy Oil USA 6.00% 8/15/23	1,320,000	1,389,300
Newfield Exploration 5.375% 1/1/26	940,000	986,436
NuStar Logistics 6.75% 2/1/21	1,325,000	1,411,125
Oasis Petroleum 6.875% 3/15/22	750,000	770,625
Precision Drilling
6.50% 12/15/21	680,000	681,849
6.625% 11/15/20	609,868	615,967
QEP Resources 6.875% 3/1/21	1,935,000	2,065,613
Sabine Pass Liquefaction 144A
5.00% 3/15/27 #	600,000	627,840
Southwestern Energy
4.10% 3/15/22	685,000	642,187
6.70% 1/23/25	2,040,000	2,029,800
Summit Midstream Holdings
5.75% 4/15/25	900,000	900,000
Targa Resources Partners 144A
5.375% 2/1/27 #	1,975,000	2,054,000
Tesoro Logistics 5.25% 1/15/25	1,360,000	1,424,600
Transocean 144A 9.00% 7/15/23 #	1,220,000	1,308,450
Transocean Proteus 144A
6.25% 12/1/24 #	625,000	648,437
WildHorse Resource Development 144A
6.875% 2/1/25 #	1,410,000	1,350,075
		38,500,799
Financial Services – 1.93%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #●	1,370,000	1,436,787
Cardtronics 144A 5.50% 5/1/25 #	1,075,000	1,091,125
E*TRADE Financial 5.875% 12/29/49 ●	1,365,000	1,409,704
Park Aerospace Holdings 144A
5.50% 2/15/24 #	1,280,000	1,334,400
		5,272,016
Healthcare – 8.21%
Air Medical Group Holdings 144A
6.375% 5/15/23 #	2,150,000	2,090,875
Change Healthcare Holdings 144A
5.75% 3/1/25 #	1,430,000	1,471,113
CHS 6.25% 3/31/23	565,000	578,419
DaVita
5.00% 5/1/25	1,610,000	1,609,002
5.125% 7/15/24	15,000	15,178
HCA
5.375% 2/1/25	1,885,000	1,965,113
5.875% 2/15/26	745,000	788,500
7.58% 9/15/25	580,000	654,675
HealthSouth
5.75% 11/1/24	1,905,000	1,928,813
5.75% 9/15/25	790,000	792,963
Hill-Rom Holdings
144A 5.00% 2/15/25 #	535,000	535,669
144A 5.75% 9/1/23 #	860,000	895,475
IASIS Healthcare 8.375% 5/15/19	1,089,000	1,048,163
inVentiv Group Holdings 144A
7.50% 10/1/24 #	755,000	780,481

NQ-VIP- 876 [3/17] 5/17 (154182)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	270,000	$249,750
144A 5.625% 10/15/23 #	865,000	826,075
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	2,020,000	2,176,803
Team Health Holdings 144A
6.375% 2/1/25 #	1,030,000	1,011,975
Tenet Healthcare
8.00% 8/1/20	1,385,000	1,402,313
8.125% 4/1/22	1,485,000	1,555,537
		22,376,892
Insurance – 1.37%
HUB International
144A 7.875% 10/1/21 #	1,800,000	1,881,000
144A 9.25% 2/15/21 #	395,000	407,601
USI 144A 7.75% 1/15/21 #	1,425,000	1,450,828
		3,739,429
Media – 9.85%
Altice Luxembourg 144A
7.75% 5/15/22 #	2,060,000	2,191,325
CCO Holdings
144A 5.50% 5/1/26 #	160,000	166,000
144A 5.75% 2/15/26 #	845,000	889,363
144A 5.875% 5/1/27 #	1,355,000	1,426,137
Cequel Communications Holdings I 144A
7.75% 7/15/25 #	530,000	588,631
CSC Holdings 144A
10.875% 10/15/25 #	2,275,000	2,741,375
DISH DBS 7.75% 7/1/26	1,261,000	1,469,065
Gray Television 144A 5.875% 7/15/26 #	2,060,000	2,101,200
Lamar Media 5.75% 2/1/26	1,282,000	1,376,547
Nexstar Broadcasting 144A
5.625% 8/1/24 #	1,925,000	1,958,687
SFR Group 144A 7.375% 5/1/26 #	2,045,000	2,114,019
Sinclair Television Group 144A
5.125% 2/15/27 #	1,440,000	1,396,800
Sirius XM Radio 144A 5.375% 4/15/25 #	1,360,000	1,395,360
Tribune Media 5.875% 7/15/22	1,360,000	1,424,600
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	1,470,000	1,484,700
VTR Finance 144A 6.875% 1/15/24 #	2,535,000	2,642,737
WideOpenWest Finance
10.25% 7/15/19	1,413,000	1,476,585
		26,843,131
Real Estate Investment Trusts – 0.75%
ESH Hospitality 144A 5.25% 5/1/25 #	2,015,000	2,036,399
		2,036,399
Services – 5.55%
Advanced Disposal Services 144A
5.625% 11/15/24 #	1,410,000	1,427,625
Avis Budget Car Rental 144A
6.375% 4/1/24 #	1,115,000	1,121,969
Covanta Holding 5.875% 7/1/25	1,345,000	1,350,884
GEO Group
5.875% 10/15/24	460,000	472,650
6.00% 4/15/26	1,005,000	1,022,812
Herc Rentals
144A 7.50% 6/1/22 #	350,000	373,625
144A 7.75% 6/1/24 #	1,399,000	1,496,930
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	1,485,000	1,488,713
NES Rentals Holdings 144A
7.875% 5/1/18 #	1,455,000	1,467,818
Prime Security Services Borrower 144A
9.25% 5/15/23 #	3,135,000	3,444,581
United Rentals North America
5.50% 5/15/27	1,435,000	1,452,937
		15,120,544
Technology & Electronics – 3.86%
CDK Global 5.00% 10/15/24	1,280,000	1,297,817
CDW Finance 5.00% 9/1/25	695,000	709,769
CommScope Technologies
144A 5.00% 3/15/27 #	1,390,000	1,391,321
144A 6.00% 6/15/25 #	590,000	620,975
Entegris 144A 6.00% 4/1/22 #	1,340,000	1,403,650
Genesys Telecommunications
Laboratories 144A 10.00% 11/30/24 #	675,000	735,750
Infor US 6.50% 5/15/22	1,210,000	1,249,446
Sensata Technologies UK Financing
144A 6.25% 2/15/26 #	1,270,000	1,352,550
Solera 144A 10.50% 3/1/24 #	910,000	1,043,934
Symantec 144A 5.00% 4/15/25 #	690,000	706,877
		10,512,089
Telecommunications – 7.96%
CenturyLink
6.75% 12/1/23	1,335,000	1,396,744
7.50% 4/1/24	665,000	704,694
Cincinnati Bell 144A 7.00% 7/15/24 #	1,960,000	2,060,450
Columbus Cable Barbados 144A
7.375% 3/30/21 #	735,000	790,125
CyrusOne 144A 5.375% 3/15/27 #	1,225,000	1,240,313
Level 3 Financing 5.375% 5/1/25	1,200,000	1,224,000
Radiate Holdco 144A 6.625% 2/15/25 #	1,380,000	1,365,337
Sprint
7.125% 6/15/24	1,820,000	1,947,400
7.875% 9/15/23	505,000	560,550
Sprint Communications 7.00% 8/15/20	1,055,000	1,135,444
Telecom Italia 144A 5.303% 5/30/24 #	560,000	568,400
T-Mobile USA
6.00% 3/1/23	220,000	235,466

NQ-VIP- 876 [3/17] 5/17 (154182)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
T-Mobile USA
6.00% 4/15/24	305,000	$325,969
6.375% 3/1/25	710,000	766,800
6.50% 1/15/26	1,105,000	1,212,737
Uniti Group 144A 7.125% 12/15/24 #	2,025,000	2,060,437
Wind Acquisition Finance 144A
7.375% 4/23/21 #	2,000,000	2,085,000
Zayo Group 6.375% 5/15/25	1,875,000	2,030,850
		21,710,716
Transportation – 0.62%
XPO Logistics
144A 6.125% 9/1/23 #	825,000	861,094
144A 6.50% 6/15/22 #	790,000	832,463
		1,693,557
Utilities – 3.07%
AES
5.50% 4/15/25	1,200,000	1,221,000
6.00% 5/15/26	205,000	213,200
Calpine
5.50% 2/1/24	835,000	834,741
5.75% 1/15/25	1,800,000	1,795,284
Dynegy
7.375% 11/1/22	710,000	706,450
144A 8.00% 1/15/25 #	1,155,000	1,111,687
Emera 6.75% 6/15/76 ●	1,380,000	1,512,825
Enel 144A 8.75% 9/24/73 #●	834,000	961,185
		8,356,372
Total Corporate Bonds
(cost $243,326,065)		250,491,824

Loan Agreements – 3.90% «
Accudyne Industries Borrower 1st Lien
4.147% 12/13/19	755,173	714,016
Applied Systems 2nd Lien
7.647% 1/23/22	2,034,576	2,051,530
BJ’s Wholesale Club 2nd Lien
8.50% 1/27/25	975,000	954,281
Blue Ribbon 1st Lien 5.00% 11/13/21	502,021	467,507
CH Hold 2nd Lien 8.25% 2/1/25	340,000	345,737
Colorado Buyer 8.25% 3/15/25	680,000	683,188
Kronos 2nd Lien 9.284% 11/1/24	1,420,000	1,468,146
Moran Foods Tranche B 1st Lien
7.00% 12/5/23	698,250	697,705
Optiv Security 2nd Lien 8.25% 2/1/25	676,000	684,450
Russell Investments US Institutional
Holdco Tranche B 1st Lien
6.75% 6/1/23	1,288,749	1,301,636
Summit Midstream Partners Holdings
7.022% 5/21/22	680,000	693,600
VC GB Holdings 2nd Lien
9.00% 2/23/25	570,000	564,300
Loan Agreements (cost $10,403,606)		10,626,096

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0
Total Common Stock (cost $85,371)		0

Preferred Stock – 1.01%
Bank of America 6.50% ●	1,590,000	1,737,075
GMAC Capital Trust I 6.824% ●	40,000	1,017,200
Total Preferred Stock
(cost $2,654,762)		2,754,275

	Principal
	amount°
Short-Term Investments – 3.73%
Repurchase Agreements – 3.73%
Bank of America Merrill Lynch
0.73%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $3,323,786 (collateralized by
U.S. government obligations
0.125% 4/15/18;
market value $3,390,057)	3,323,584	3,323,584
Bank of Montreal
0.66%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $3,323,767 (collateralized by
U.S. government obligations
0.75%-2.00% 2/28/19-2/15/45;
market value $3,390,056)	3,323,584	3,323,584
BNP Paribas
0.76%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $3,527,056 (collateralized by
U.S. government obligations
0.00%-3.125% 6/30/17-2/15/43;
market value $3,597,369)	3,526,832	3,526,832
Total Short-Term Investments
(cost $10,174,000)		10,174,000

NQ-VIP- 876 [3/17] 5/17 (154182)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)

Total Value of Securities – 100.53%
(cost $266,643,804)	$274,046,195
Liabilities Net of Receivables and Other Assets – (0.53%)	(1,441,856)
Net Assets Applicable to 51,971,527 Shares Outstanding – 100.00%	$272,604,339
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $148,103,606, which represents 54.33% of the Series’ net assets.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at March 31, 2017.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of March 31, 2017. Interest rates reset periodically.

NQ-VIP- 876 [3/17] 5/17 (154182)	High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)–Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$266,643,804	$8,080,879	$(678,488)	$7,402,391

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$250,491,824	$—	$250,491,824
Loan Agreements[1]	10,061,796	564,300	10,626,096
Common Stock	—	—	—
Preferred Stock	2,754,275	—	2,754,275
Short-Term Investments	10,174,000	—	10,174,000
Total Value of Securities	$273,481,895	$564,300	$274,046,195

NQ-VIP- 876 [3/17] 5/17 (154182)	High Yield Series-6

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 2	Level 3	Total
Loan Agreements	94.69%	5.31%	100.00%

A security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Funds have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [3/17] 5/17 (154182)	High Yield Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
March 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.27% Δ
Australia – 1.46%
Coca-Cola Amatil	123,889	$1,024,126
		1,024,126
Canada – 4.53%
Alamos Gold *	60,868	488,830
CGI Group Class A †	28,014	1,342,296
Suncor Energy	36,600	1,123,719
Yamana Gold	81,683	225,421
		3,180,266
China/Hong Kong – 5.92%
CNOOC	819,000	977,973
Techtronic Industries	302,359	1,223,598
Yue Yuen Industrial Holdings	496,000	1,949,791
		4,151,362
Denmark – 1.92%
Carlsberg Class B	14,615	1,349,670
		1,349,670
France – 18.33%
AXA	72,583	1,878,102
Kering	5,198	1,344,440
Publicis Groupe	8,877	620,379
Rexel	40,181	729,564
Sanofi	27,050	2,441,874
Teleperformance	11,534	1,245,828
TOTAL	28,808	1,457,175
Valeo	13,903	925,944
Vinci	28,012	2,220,322
		12,863,628
Germany – 4.71%
Bayerische Motoren Werke	16,247	1,482,085
Deutsche Post	53,262	1,824,203
		3,306,288
Indonesia – 1.77%
Bank Rakyat Indonesia Persero	1,272,755	1,239,278
		1,239,278
Israel – 1.85%
Teva Pharmaceutical Industries ADR	40,400	1,296,436
		1,296,436
Italy – 2.50%
Leonardo †	27,100	384,218
UniCredit	88,977	1,371,604
		1,755,822
Japan – 23.22%
East Japan Railway	21,056	1,833,440
ITOCHU	157,735	2,238,582
Japan Tobacco	46,400	1,507,906
MINEBEA MITSUMI	100,500	1,340,542
Mitsubishi UFJ Financial Group	411,535	2,586,464
Nippon Telegraph & Telephone	50,818	2,169,111
Nitori Holdings	9,558	1,207,950
Sumitomo Rubber Industries	78,800	1,342,707
Toyota Motor	38,043	2,064,635
		16,291,337
Netherlands – 4.77%
ING Groep	110,953	1,677,227
Koninklijke Philips	52,020	1,672,062
		3,349,289
Republic of Korea – 3.18%
Samsung Electronics	1,211	2,230,761
		2,230,761
Russia – 1.29%
Mobile TeleSystems ADR	82,200	906,666
		906,666
Sweden – 5.00%
Nordea Bank	192,359	2,196,082
Tele2 Class B	137,555	1,313,279
		3,509,361
Switzerland – 4.11%
Aryzta †	29,558	948,724
Novartis	26,120	1,938,823
		2,887,547
United Kingdom – 11.71%
Imperial Brands	29,222	1,415,796
Meggitt	194,562	1,085,493
National Grid	34,508	438,187
Playtech	120,035	1,400,148
Rio Tinto	24,609	989,573
Shire	21,056	1,229,621
Standard Chartered †	173,181	1,655,546
		8,214,364
Total Common Stock
(cost $63,379,012)		67,556,201

	Principal
	amount°
Short-Term Investments – 3.04%
Discount Notes – 1.21% ≠
Federal Home Loan Bank
0.53% 4/25/17	139,740	139,682
0.55% 5/26/17	136,925	136,780
0.69% 4/28/17	102,066	102,018
0.765% 5/19/17	469,051	468,620
		847,100

NQ-VIP-878 [3/17] 5/17 (154641)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.51%
Bank of America Merrill Lynch
0.73%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $347,276 (collateralized by U.S.
government obligations
0.125% 4/15/18;
market value $354,200)	347,255	$347,255
Bank of Montreal
0.66%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $347,274 (collateralized by U.S.
government obligations 0.75%–2.00%
2/28/19−2/15/45; market value
$354,200)	347,255	347,255
BNP Paribas
0.76%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $368,514 (collateralized by U.S.
government obligations
0.00%–3.125%
6/30/17−2/15/43; market value
$375,860)	368,491	368,490
		1,063,000
U.S. Treasury Obligation – 0.32% ≠
U.S. Treasury Bill 0.44% 4/13/17	226,325	226,280
		226,280
Total Short-Term Investments
(cost $2,136,379)		2,136,380

Total Value of Securities Before
Securities Lending
Collateral – 99.31%
(cost $65,515,391)		69,692,581

	Number of shares
Securities Lending Collateral – 0.71%
Repurchase Agreements – 0.71% ≠
Bank of Montreal
0.78%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $115,196 (collateralized by U.S.
government obligations
0.125%–2.625%
7/31/17–5/31/21; market value $117,493)	115,189	115,189
Bank of Nova Scotia
0.79%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $115,197 (collateralized by U.S.
government obligations
0.75%–1.125%
10/31/17–7/31/21; market value $117,501)	115,189	115,189
Credit Agricole
0.80%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $115,197 (collateralized by U.S.
government obligations
0.625% 7/15/21;
market value $117,493)	115,189	115,189
JP Morgan Securities
0.80%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $115,197 (collateralized by U.S.
government obligations
0.125%−2.625%
7/15/17−7/15/21; market value $117,497)	115,189	115,189
Merrill Lynch, Pierce, Fenner & Smith
0.79%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $34,138 (collateralized by U.S.
government obligations 0.875%
1/15/18; market value $34,819)	34,136	34,136
Total Securities Lending Collateral
(cost $494,892)		494,892

Total Value of Securities – 100.02%
(cost $66,010,283)		70,187,473 ■
Obligation to Return Securities Lending Collateral – (0.71%)		(494,521)
Receivables and Other Assets Net of Liabilities – 0.69%		481,514
Net Assets Applicable to 5,932,644 Shares Outstanding – 100.00%		$70,174,466

NQ-VIP-878 [3/17] 5/17 (154641)	International Value Equity Series-2

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

____________________

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $467,218 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

ADR – American Depositary Receipt

NQ-VIP-878 [3/17] 5/17 (154641)	International Value Equity Series-3

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Aggregate
	Aggregate	Unrealized	Net Unrealized
Cost of	Unrealized	Depreciation	Appreciation
Investments	Appreciation of Investments	of Investments	of Investments
$66,010,283	$14,394,514	$(10,217,324)	$4,177,190

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-878 [3/17] 5/17 (154641)	International Value Equity Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$67,556,201	$—	$67,556,201
Securities Lending Collateral	—	494,892	494,892
Short-Term Investments	—	2,136,380	2,136,380
Total Value of Securities	$67,556,201	$2,631,272	$70,187,473

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended March 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Funds have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017, that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-878 [3/17] 5/17 (154641)	International Value Equity Series-5

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
March 31, 2017 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.816% 9/26/33 ϕ	17,352	$19,098
Total Agency Asset-Backed Security
(cost $17,212)		19,098

Agency Collateralized Mortgage
Obligations – 1.15%
Fannie Mae Connecticut Avenue
Securities
Series 2015-C03 1M1
2.482% 7/25/25 ●	135,476	135,521
Series 2015-C03 2M1
2.482% 7/25/25 ●	930,670	932,572
Series 2015-C04 2M1
2.682% 4/25/28 ●	778,364	780,610
Series 2016-C03 1M1
2.982% 10/25/28 ●	1,587,233	1,612,957
Series 2016-C04 1M1
2.432% 1/25/29 ●	947,085	957,437
Series 2017-C01 1M1
2.282% 7/25/29 ●	806,546	810,440
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.985% 6/19/41 ●	13,850	15,432
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	419	487
Series 2003-52 NA 4.00% 6/25/23	41,730	43,375
Series 2003-120 BL 3.50% 12/25/18	41,869	42,397
Series 2004-49 EB 5.00% 7/25/24	9,307	10,014
Series 2005-66 FD 1.282% 7/25/35 ●	226,495	225,407
Series 2005-110 MB 5.50% 9/25/35	2,383	2,507
Series 2011-88 AB 2.50% 9/25/26	30,508	30,650
Series 2011-113 MC 4.00% 12/25/40	76,005	78,219
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	13,588	15,345
Series 3016 FL 1.302% 8/15/35 ●	15,160	15,186
Series 3027 DE 5.00% 9/15/25	10,148	10,980
Series 3067 FA 1.262% 11/15/35 ●	888,283	886,083
Series 3232 KF 1.362% 10/15/36 ●	30,986	31,031
Series 3297 BF 1.152% 4/15/37 ●	345,300	343,035
Series 3737 NA 3.50% 6/15/25	50,376	52,169
Series 3780 LF 1.312% 3/15/29 ●	48,002	48,029
Series 3800 AF 1.412% 2/15/41 ●	1,899,734	1,907,165
Series 3803 TF 1.312% 11/15/28 ●	53,706	53,803
Series 4163 CW 3.50% 4/15/40	1,350,474	1,389,590
Freddie Mac Strips
Series 19 F 1.524% 6/1/28 ●	1,496	1,481
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
3.382% 10/25/24 ●	40,296	40,397
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 M2
3.832% 4/25/28 ●	904,573	938,452
Series 2015-HQA1 M2
3.632% 3/25/28 ●	635,497	651,186
Series 2015-HQA2 M2
3.782% 5/25/28 ●	736,825	759,653
Series 2016-DNA1 M2
3.882% 7/25/28 ●	470,000	489,691
Series 2016-DNA3 M2
2.982% 12/25/28 ●	410,000	418,485
Series 2016-DNA4 M2
2.282% 3/25/29 ●	500,000	501,457
Series 2016-HQA2 M2
3.232% 11/25/28 ●	480,000	495,058
Freddie Mac Structured Pass Through
Certificates
Series T-54 2A 6.50% 2/25/43 ⧫	819	962
Series T-58 2A 6.50% 9/25/43 ⧫	18,553	21,463
NCUA Guaranteed Notes Trust
Series 2011-R2 1A 1.254% 2/6/20 ●	1,578,767	1,579,426
Total Agency Collateralized Mortgage
Obligations (cost $16,193,084)		16,328,152

Agency Commercial Mortgage-Backed
Securities – 0.37%
FREMF Mortgage Trust
Series 2011-K15 B 144A
4.949% 8/25/44 #●	125,000	135,772
Series 2012-K22 B 144A
3.686% 8/25/45 #●	1,115,000	1,146,057
Series 2012-K708 B 144A
3.752% 2/25/45 #●	1,170,000	1,195,751
Series 2013-K712 B 144A
3.365% 5/25/45 #●	625,000	637,459
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 1.384% 3/9/21 ●	2,157,226	2,153,165
Total Agency Commercial
Mortgage-Backed Securities
(cost $5,277,967)		5,268,204

Agency Mortgage-Backed
Securities – 12.56%
Fannie Mae ARM
2.427% 8/1/37 ●	193,172	199,154
2.731% 12/1/33 ●	6,175	6,556
2.813% 8/1/34 ●	9,856	10,404
2.833% 9/1/38 ●	393,536	422,151
2.834% 4/1/36 ●	4,429	4,681

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae ARM
2.862% 8/1/37 ●	89,745	$95,057
2.908% 8/1/36 ●	10,047	10,630
2.933% 9/1/35 ●	97,803	103,677
2.945% 3/1/38 ●	2,145	2,252
2.951% 6/1/36 ●	16,473	17,389
2.963% 4/1/46 ●	4,305,021	4,393,382
3.018% 7/1/36 ●	15,905	16,926
3.027% 6/1/34 ●	6,557	6,960
3.076% 8/1/35 ●	2,572	2,714
3.078% 11/1/35 ●	50,340	53,280
3.141% 7/1/36 ●	7,193	7,599
3.218% 4/1/44 ●	337,189	349,487
3.484% 1/1/41 ●	81,700	85,142
6.098% 8/1/37 ●	25,988	26,121
Fannie Mae S.F. 30 yr
4.00% 3/1/47	5,517,692	5,790,097
4.50% 9/1/39	216,492	234,275
4.50% 11/1/39	630,230	683,792
4.50% 1/1/40	622,230	673,335
4.50% 7/1/40	791,956	856,297
4.50% 8/1/40	193,359	208,594
4.50% 8/1/41	1,751,339	1,899,882
4.50% 1/1/42	970,712	1,050,088
4.50% 8/1/42	320,552	347,020
4.50% 10/1/44	149,520	161,822
4.50% 2/1/46	29,657,136	31,885,558
4.50% 7/1/46	1,928,508	2,076,424
5.00% 4/1/33	107,852	118,314
5.00% 2/1/35	72,559	79,499
5.00% 10/1/35	96,769	105,813
5.00% 2/1/36	64,528	70,597
5.00% 8/1/37	279,108	305,491
5.00% 12/1/39	293,670	325,252
5.00% 1/1/40	66,254	73,358
5.00% 11/1/44	1,307,746	1,432,759
5.50% 3/1/35	48,215	53,647
5.50% 8/1/37	179,666	201,195
5.50% 3/1/38	672,657	754,166
5.50% 8/1/38	107,307	120,093
5.50% 6/1/39	500,182	559,816
5.50% 8/1/41	1,263,905	1,414,449
5.50% 5/1/44	43,577,926	48,765,329
6.00% 11/1/34	884	998
6.00% 4/1/36	4,425	4,999
6.00% 9/1/36	214,816	248,626
6.00% 7/1/37	424,086	484,801
6.00% 8/1/37	171,112	193,173
6.00% 1/1/38	67,925	76,742
6.00% 5/1/38	710,506	804,739
6.00% 1/1/39	198,101	223,642
Fannie Mae S.F. 30 yr
6.00% 2/1/39	264,066	298,565
6.00% 10/1/39	1,736,783	1,988,289
6.00% 5/1/41	399,105	450,562
6.00% 7/1/41	4,149,391	4,685,151
6.50% 1/1/34	575	653
6.50% 5/1/40	354,961	399,670
7.00% 12/1/34	292	315
7.00% 12/1/35	738	822
7.00% 12/1/37	1,290	1,377
7.50% 6/1/31	4,313	5,230
7.50% 4/1/32	175	196
7.50% 5/1/33	560	564
7.50% 6/1/34	265	302
Fannie Mae S.F. 30 yr TBA
4.50% 4/1/47	433,000	463,581
Freddie Mac ARM
2.553% 10/1/46 ●	1,190,244	1,195,439
2.681% 10/1/36 ●	3,177	3,360
2.919% 6/1/37 ●	147,614	154,314
2.933% 11/1/44 ●	223,143	229,571
3.105% 3/1/46 ●	973,480	996,258
3.135% 7/1/38 ●	344,426	365,423
3.275% 10/1/37 ●	36,736	38,578
5.00% 8/1/38 ●	5,073	5,307
Freddie Mac S.F. 30 yr
4.00% 6/1/45	12,359,334	13,067,819
4.50% 4/1/39	108,402	117,222
4.50% 5/1/40	4,284,086	4,645,614
4.50% 3/1/42	1,235,481	1,332,534
4.50% 8/1/42	12,504,493	13,524,078
4.50% 12/1/43	525,304	566,393
4.50% 8/1/44	396,452	426,627
4.50% 7/1/45	2,505,078	2,693,326
5.00% 6/1/36	1,035,185	1,130,922
5.00% 5/1/41	778,605	857,735
5.00% 4/1/44	1,960,928	2,156,844
5.50% 12/1/35	51,738	58,150
5.50% 5/1/37	263,574	295,802
5.50% 3/1/40	160,670	178,115
5.50% 8/1/40	549,656	609,213
5.50% 6/1/41	5,838,543	6,496,816
6.00% 2/1/36	427,830	487,063
6.00% 3/1/36	331,347	377,645
6.00% 1/1/38	61,608	69,695
6.00% 6/1/38	165,877	187,784
6.00% 8/1/38	737,740	845,504
6.00% 5/1/40	465,444	525,444
6.00% 7/1/40	418,114	474,428
7.00% 11/1/33	3,557	4,101
GNMA I S.F. 30 yr
5.50% 2/15/41	436,886	488,695

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
GNMA I S.F. 30 yr
7.00% 12/15/34	14,717	$17,315
GNMA II S.F. 30 yr
5.00% 9/20/46	1,065,161	1,143,797
5.50% 5/20/37	313,980	349,249
5.50% 4/20/40	283,999	310,483
6.00% 2/20/39	397,781	450,958
6.00% 10/20/39	1,403,068	1,567,141
6.00% 2/20/40	1,439,345	1,612,278
6.00% 4/20/46	435,057	486,883
6.50% 6/20/39	1,040,905	1,178,309
6.50% 10/20/39	538,303	607,615
Total Agency Mortgage-Backed
Securities (cost $180,837,673)		178,723,368

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price
$43.83, maturity date 11/1/29	1,645,000	1,667,619
Total Convertible Bond
(cost $1,752,953)		1,667,619

Corporate Bonds – 43.82%
Banking – 16.66%
ANZ New Zealand International 144A
2.60% 9/23/19 #	7,290,000	7,349,508
Bank of America
1.431% 6/15/17 ●	1,350,000	1,350,254
2.503% 10/21/22	3,195,000	3,115,853
3.124% 1/20/23 ●	920,000	924,560
3.824% 1/20/28 ●	2,850,000	2,861,591
Bank of New York Mellon
2.45% 11/27/20	5,100,000	5,130,508
2.50% 4/15/21	1,000,000	1,003,087
Barclays
3.20% 8/10/21	1,970,000	1,972,835
8.25% 12/29/49 ●	2,085,000	2,196,485
BB&T 2.45% 1/15/20	2,085,000	2,106,882
Branch Banking & Trust 2.85% 4/1/21	2,740,000	2,783,341
Citizens Bank
2.30% 12/3/18	5,285,000	5,313,084
2.45% 12/4/19	5,065,000	5,106,021
Commonwealth Bank of Australia
2.40% 11/2/20	8,600,000	8,588,940
Compass Bank 2.75% 9/29/19	9,170,000	9,230,394
Cooperatieve Rabobank 3.75% 7/21/26	1,775,000	1,737,524
Credit Suisse
2.30% 5/28/19	8,285,000	8,316,582
3.00% 10/29/21	925,000	933,931
Credit Suisse Group 144A
4.282% 1/9/28 #	385,000	383,930
Credit Suisse Group Funding Guernsey
3.80% 6/9/23	2,640,000	2,653,393
Fifth Third Bancorp 2.875% 7/27/20	2,345,000	2,376,939
Fifth Third Bank
2.25% 6/14/21	240,000	237,395
2.30% 3/15/19	6,090,000	6,132,386
3.85% 3/15/26	1,190,000	1,201,622
Goldman Sachs Group 6.00% 6/15/20	5,450,000	6,032,109
HSBC Holdings 2.65% 1/5/22	2,785,000	2,748,756
Huntington Bancshares 2.30% 1/14/22	2,670,000	2,602,850
Huntington National Bank
2.375% 3/10/20	3,665,000	3,679,975
ING Groep 3.15% 3/29/22	2,260,000	2,268,382
JPMorgan Chase & Co.
2.40% 6/7/21	2,820,000	2,805,342
2.75% 6/23/20	1,180,000	1,195,780
3.782% 2/1/28 ●	775,000	783,131
4.25% 10/1/27	2,935,000	3,018,366
JPMorgan Chase Bank 1.65% 9/23/19	5,005,000	4,980,310
KeyBank
2.35% 3/8/19	4,160,000	4,193,513
2.50% 11/22/21	4,565,000	4,540,249
3.18% 5/22/22	940,000	949,408
KeyCorp 5.00% 12/29/49 ●	1,290,000	1,280,325
Lloyds Banking Group 3.00% 1/11/22	6,210,000	6,180,633
Morgan Stanley
2.625% 11/17/21	3,555,000	3,530,652
3.625% 1/20/27	2,145,000	2,132,758
3.95% 4/23/27	1,180,000	1,170,783
6.25% 8/28/17	1,095,000	1,116,091
Nationwide Building Society 144A
4.00% 9/14/26 #	1,830,000	1,774,915
PNC Bank
2.30% 6/1/20	2,645,000	2,653,411
2.45% 11/5/20	2,985,000	2,999,032
2.625% 2/17/22	1,465,000	1,466,740
PNC Financial Services Group
5.00% 12/29/49 ●	2,705,000	2,698,238
Royal Bank of Canada 2.75% 2/1/22	4,095,000	4,134,808
Royal Bank of Scotland Group
3.875% 9/12/23	4,245,000	4,189,008
8.625% 12/29/49 ●	2,095,000	2,189,275
Santander UK 144A 5.00% 11/7/23 #	2,050,000	2,142,988
Santander UK Group Holdings
2.875% 10/16/20	5,445,000	5,461,564
3.571% 1/10/23	1,625,000	1,626,854
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,462,915
State Street 2.55% 8/18/20	2,220,000	2,250,598
SunTrust Banks
2.50% 5/1/19	7,305,000	7,383,909
2.70% 1/27/22	1,325,000	1,320,984
SVB Financial Group 3.50% 1/29/25	2,430,000	2,378,841
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	6,983,025

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
U.S. Bancorp
2.35% 1/29/21	3,365,000	$3,377,565
2.625% 1/24/22	4,340,000	4,358,779
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	1,795,000	1,761,387
144A 3.00% 4/15/21 #	5,915,000	5,930,278
US Bank 1.40% 4/26/19	3,500,000	3,475,203
USB Capital IX 3.50% 10/29/49 ●	2,220,000	1,889,775
Wells Fargo & Co. 3.069% 1/24/23	12,720,000	12,782,977
Wells Fargo Bank 2.15% 12/6/19	3,855,000	3,870,455
Zions Bancorporation 4.50% 6/13/23	2,195,000	2,278,090
		237,058,072
Basic Industry – 1.45%
CF Industries 144A 3.40% 12/1/21 #	2,845,000	2,848,670
Dow Chemical 8.55% 5/15/19	4,345,000	4,927,552
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	4,034,056
144A 5.40% 11/1/20 #	2,365,000	2,600,414
INVISTA Finance 144A
4.25% 10/15/19 #	2,525,000	2,607,063
WestRock
3.50% 3/1/20	1,990,000	2,043,577
4.45% 3/1/19	1,510,000	1,576,674
		20,638,006
Brokerage – 0.24%
Jefferies Group 5.125% 1/20/23	3,115,000	3,351,161
		3,351,161
Capital Goods – 1.98%
Crane 2.75% 12/15/18	420,000	426,855
Fortive 144A 1.80% 6/15/19 #	7,000,000	6,958,819
Fortune Brands Home & Security
3.00% 6/15/20	1,285,000	1,301,411
General Electric 1.414% 5/5/26 ●	305,000	299,432
Rockwell Collins 3.20% 3/15/24	2,025,000	2,023,714
Roper Technologies 2.80% 12/15/21	2,635,000	2,640,523
Siemens Financieringsmaatschappij
144A 2.70% 3/16/22 #	9,820,000	9,835,918
Waste Management 2.40% 5/15/23	4,705,000	4,626,455
		28,113,127
Communications – 4.15%
21st Century Fox America
4.50% 2/15/21	2,945,000	3,144,050
American Tower
2.25% 1/15/22	4,600,000	4,443,664
3.30% 2/15/21	945,000	959,027
American Tower Trust I 144A
3.07% 3/15/23 #	1,575,000	1,571,616
AT&T
1.40% 12/1/17	330,000	329,789
AT&T
2.80% 2/17/21	160,000	160,604
3.20% 3/1/22	9,205,000	9,284,798
Charter Communications Operating
4.908% 7/23/25	4,830,000	5,108,623
Comcast 3.00% 2/1/24	3,305,000	3,305,859
Crown Castle International
5.25% 1/15/23	2,095,000	2,288,720
Crown Castle Towers 144A
3.663% 5/15/25 #	3,785,000	3,788,104
Deutsche Telekom International Finance
144A 1.50% 9/19/19 #	6,675,000	6,569,702
144A 1.95% 9/19/21 #	1,390,000	1,344,012
144A 2.485% 9/19/23 #	2,690,000	2,574,857
GTP Acquisition Partners I 144A
2.35% 6/15/20 #	1,080,000	1,067,504
Historic TW 6.875% 6/15/18	1,340,000	1,421,748
SBA Tower Trust
144A 2.24% 4/16/18 #	1,660,000	1,660,635
144A 2.898% 10/15/19 #	1,520,000	1,524,541
Verizon Communications
1.10% 11/1/17	650,000	649,196
144A 2.946% 3/15/22 #	3,990,000	3,977,080
4.50% 9/15/20	3,640,000	3,884,390
		59,058,519
Consumer Cyclical – 2.12%
CVS Health 2.125% 6/1/21	2,550,000	2,503,465
Daimler Finance North America 144A
2.20% 10/30/21 #	2,350,000	2,299,715
Ford Motor Credit
3.096% 5/4/23	5,080,000	4,958,375
3.336% 3/18/21	720,000	728,744
General Motors Financial
3.15% 1/15/20	2,455,000	2,498,390
3.45% 1/14/22	6,420,000	6,484,694
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	260,423
144A 2.55% 2/6/19 #	3,000,000	3,016,656
144A 3.00% 3/18/21 #	150,000	150,633
Toyota Motor Credit 1.375% 1/10/18	200,000	199,990
Walgreens Boots Alliance 2.60% 6/1/21	5,525,000	5,536,310
Wyndham Worldwide 4.15% 4/1/24	1,450,000	1,464,196
		30,101,591
Consumer Non-Cyclical – 3.91%
Abbott Laboratories 2.90% 11/30/21	10,105,000	10,158,920
AbbVie 2.30% 5/14/21	8,495,000	8,395,685
Anheuser-Busch InBev Finance
1.90% 2/1/19	6,000,000	6,010,932
2.65% 2/1/21	3,455,000	3,483,752
Gilead Sciences 1.95% 3/1/22	5,480,000	5,308,355
Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,761,994

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Reynolds American 4.00% 6/12/22	2,765,000	$2,905,111
Roche Holdings 144A 1.75% 1/28/22 #	2,370,000	2,289,408
Shire Acquisitions Investments Ireland
2.40% 9/23/21	7,135,000	6,994,548
Sysco 2.50% 7/15/21	3,645,000	3,636,135
Thermo Fisher Scientific 3.00% 4/15/23	2,730,000	2,712,574
		55,657,414
Electric – 5.45%
Ameren 2.70% 11/15/20	7,615,000	7,689,178
Arizona Public Service 2.20% 1/15/20	8,255,000	8,276,546
CMS Energy 6.25% 2/1/20	2,945,000	3,249,737
Dominion Resources 2.00% 8/15/21	5,710,000	5,545,078
DTE Energy
2.40% 12/1/19	3,350,000	3,372,267
3.30% 6/15/22	2,145,000	2,180,169
Duke Energy 1.80% 9/1/21	5,640,000	5,453,040
Entergy 4.00% 7/15/22	6,555,000	6,873,206
Exelon
2.85% 6/15/20	3,500,000	3,548,087
3.497% 6/1/22	2,300,000	2,323,644
Exelon Generation 4.25% 6/15/22	1,675,000	1,754,948
Fortis 144A 2.10% 10/4/21 #	6,715,000	6,512,643
Great Plains Energy 3.15% 4/1/22	7,625,000	7,709,439
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,842,431
Kansas City Power & Light
6.375% 3/1/18	3,715,000	3,865,822
LG&E & KU Energy 3.75% 11/15/20	470,000	488,002
National Rural Utilities Cooperative
Finance 5.25% 4/20/46 ●	1,000,000	1,043,454
NV Energy 6.25% 11/15/20	2,350,000	2,641,174
Pacific Gas & Electric 3.50% 10/1/20	250,000	259,819
		77,628,684
Energy – 2.96%
BP Capital Markets
3.216% 11/28/23	3,915,000	3,937,922
3.224% 4/14/24	2,830,000	2,833,560
Chevron 2.10% 5/16/21	5,575,000	5,535,540
Kinder Morgan Energy Partners
5.80% 3/1/21	2,215,000	2,435,366
9.00% 2/1/19	2,215,000	2,478,616
Regency Energy Partners
5.00% 10/1/22	4,601,000	4,897,654
Sabine Pass Liquefaction
144A 5.00% 3/15/27 #	1,290,000	1,349,857
5.625% 4/15/23	4,690,000	5,093,856
5.75% 5/15/24	290,000	316,546
Shell International Finance
1.75% 9/12/21	6,380,000	6,204,901
TransCanada PipeLines
1.625% 11/9/17	2,130,000	2,130,315
Woodside Finance 144A
8.75% 3/1/19 #	4,420,000	4,946,254
		42,160,387
Finance Companies – 1.50%
AerCap Ireland Capital
3.50% 5/26/22	1,610,000	1,623,954
3.95% 2/1/22	3,885,000	3,993,706
Air Lease 3.00% 9/15/23	2,375,000	2,323,904
Aviation Capital Group 144A
2.875% 1/20/22 #	5,430,000	5,397,854
International Lease Finance
8.625% 1/15/22	5,230,000	6,418,465
SMBC Aviation Capital Finance 144A
2.65% 7/15/21 #	1,660,000	1,617,466
		21,375,349
Insurance – 0.62%
Berkshire Hathaway Finance
2.90% 10/15/20	1,530,000	1,581,071
Pricoa Global Funding I 144A
1.60% 5/29/18 #	920,000	919,649
Principal Life Global Funding II 144A
1.50% 4/18/19 #	3,500,000	3,471,150
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,910,000	1,942,434
144A 4.125% 11/1/24 #	900,000	918,518
		8,832,822
Natural Gas – 0.49%
Sempra Energy 1.625% 10/7/19	7,000,000	6,933,745
		6,933,745
Real Estate – 0.37%
Hospitality Properties Trust
4.50% 6/15/23	1,605,000	1,661,902
Host Hotels & Resorts
3.75% 10/15/23	635,000	640,736
3.875% 4/1/24	2,600,000	2,623,072
WEA Finance 144A 3.75% 9/17/24 #	400,000	405,214
		5,330,924
Technology – 1.10%
Broadcom
144A 3.00% 1/15/22 #	2,265,000	2,260,678
144A 3.625% 1/15/24 #	3,500,000	3,530,184
Cisco Systems 1.85% 9/20/21	2,315,000	2,271,522
DXC Technology 144A 4.25% 4/15/24 #	2,570,000	2,616,903
Microsoft
2.40% 2/6/22	660,000	664,338
2.875% 2/6/24	735,000	740,200
National Semiconductor
6.60% 6/15/17	925,000	934,873
NXP
144A 4.125% 6/1/21 #	2,140,000	2,225,600

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
NXP
144A 4.625% 6/1/23 #	385,000	$408,581
		15,652,879
Transportation – 0.82%
Penske Truck Leasing
144A 3.30% 4/1/21 #	1,130,000	1,146,343
144A 4.20% 4/1/27 #	5,395,000	5,503,375
Ryder System 3.45% 11/15/21	4,240,000	4,365,156
United Airlines 2015-1 Class AA
Pass-Through Trust 3.45% 12/1/27⧫	722,111	718,500
		11,733,374
Total Corporate Bonds
(cost $625,139,025)		623,626,054

Municipal Bonds – 1.04%
Commonwealth of Massachusetts
5.00% 10/1/25	1,500,000	1,825,935
County of Baltimore, Maryland
5.00% 2/1/26	3,320,000	4,081,409
New York City, New York
Series C 5.00% 8/1/26	840,000	1,009,436
Series C 5.00% 8/1/27	1,030,000	1,228,357
University of California
Series Y-2 1.483% 7/1/41 ●	6,670,000	6,669,533
Total Municipal Bonds
(cost $15,068,707)		14,814,670

Non-Agency Asset-Backed
Securities – 31.82%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	323,306	329,123
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	8,490,000	8,496,210
Series 2014-4 A2 1.43% 6/17/19	2,130,000	2,131,627
American Express Credit Account Master
Trust
Series 2012-1 A 1.182% 1/15/20 ●	8,200,000	8,203,628
Series 2013-2 A 1.332% 5/17/21 ●	3,290,000	3,304,294
Series 2014-1 A 1.282% 12/15/21 ●	10,735,000	10,788,543
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	137,042	136,903
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A
2.97% 2/20/20 #	8,750,000	8,886,707
BA Credit Card Trust
Series 2007-A4 A4
0.952% 11/15/19 ●	8,614,000	8,613,998
Series 2014-A1 A 1.292% 6/15/21 ●	1,550,000	1,556,624
Series 2014-A2 A 1.182% 9/16/19 ●	15,072,000	15,071,997
Series 2014-A3 A 1.202% 1/15/20 ●	2,560,000	2,562,352
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	3,300,000	3,303,926
Barclays Dryrock Issuance Trust
Series 2014-2 A 1.252% 3/16/20 ●	1,090,000	1,090,300
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A
1.412% 7/15/20 #●	2,000,000	2,004,258
BMW Vehicle Lease Trust
Series 2016-2 A3 1.43% 9/20/19	1,080,000	1,076,423
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 1.362% 7/15/22 ●	3,750,000	3,758,629
Series 2015-1A A1 2.26% 3/15/23	5,300,000	5,307,863
Capital One Multi-Asset Execution Trust
Series 2014-A3 A3 1.292% 1/18/22 ●	3,850,000	3,866,488
Series 2016-A1 A1 1.362% 2/15/22 ●	10,997,000	11,060,793
Chase Issuance Trust
Series 2007-A12 A12
0.962% 8/15/19 ●	1,250,000	1,250,000
Series 2012-A10 A10
1.172% 12/16/19 ●	16,750,000	16,774,112
Series 2013-A3 A3 1.192% 4/15/20 ●	6,110,000	6,120,923
Series 2013-A6 A6 1.332% 7/15/20 ●	983,000	986,192
Series 2013-A7 A 1.342% 9/15/20 ●	2,800,000	2,811,564
Series 2013-A9 A 1.332% 11/16/20 ●	10,225,000	10,274,595
Series 2014-A5 A5 1.282% 4/15/21 ●	7,882,000	7,916,642
Series 2014-A7 A7 1.38% 11/15/19	5,500,000	5,502,663
Series 2015-A6 A6 1.162% 5/15/19 ●	15,266,000	15,269,177
Series 2016-A1 A 1.322% 5/17/21 ●	7,390,000	7,430,765
Series 2016-A3 A3 1.462% 6/15/23 ●	7,600,000	7,678,167
Series 2017-A1 A 1.212% 1/18/22 ●	1,800,000	1,804,501
Series 2017-A2 A 1.291% 3/15/24 ●	3,000,000	3,007,266
Chesapeake Funding
Series 2014-1A A 144A
1.254% 3/7/26 #●	2,615,231	2,612,463
Citibank Credit Card Issuance Trust
Series 2008-A7 A7 2.353% 5/20/20 ●	694,000	704,148
Series 2013-A2 A2 1.264% 5/26/20 ●	5,647,000	5,658,292
Series 2013-A4 A4 1.404% 7/24/20 ●	18,985,000	19,068,025
Series 2013-A7 A7 1.288% 9/10/20 ●	6,632,000	6,659,104
Series 2016-A3 A3 1.324% 12/7/23 ●	6,890,000	6,938,692
Series 2017-A1 A1 1.193% 1/19/21 ●	5,255,000	5,261,610
CNH Equipment Trust
Series 2016-B A2B
1.312% 10/15/19 ●	191,895	192,302
Discover Card Execution Note Trust
Series 2012-A4 A4
1.282% 11/15/19 ●	2,550,000	2,550,925
Series 2013-A1 A1 1.212% 8/17/20 ●	9,795,000	9,812,148
Series 2013-A6 A6 1.362% 4/15/21 ●	9,350,000	9,396,175
Series 2014-A1 A1 1.342% 7/15/21 ●	12,984,000	13,053,070
Series 2015-A1 A1 1.262% 8/17/20 ●	11,275,000	11,299,869

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Discover Card Execution Note Trust
Series 2016-A4 A4 1.39% 3/15/22	1,585,000	$1,570,577
Series 2017-A1 A1 1.402% 7/15/24 ●	4,445,000	4,473,393
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	501,208	501,157
Ford Credit Auto Owner Trust
Series 2016-B A2B 1.222% 3/15/19 ●	829,778	829,941
Series 2016-C A2B 1.052% 9/15/19 ●	1,500,000	1,500,716
Series 2017-1 A 144A
2.62% 8/15/28 #	5,000,000	5,025,855
Ford Credit Floorplan Master Owner
Trust A
Series 2014-4 A2 1.262% 8/15/19 ●	2,640,000	2,641,960
Series 2015-1 A2 1.312% 1/15/20 ●	15,082,000	15,112,722
Series 2015-2 A2 1.482% 1/15/22 ●	19,155,000	19,294,174
Series 2015-4 A2 1.512% 8/15/20 ●	4,000,000	4,018,951
Golden Credit Card Trust
Series 2014-2A A 144A
1.362% 3/15/21 #●	8,195,000	8,215,269
Series 2015-1A A 144A
1.352% 2/15/20 #●	10,175,000	10,189,353
GreatAmerica Leasing Receivables
Funding
Series 2017-1 A2 144A
1.72% 4/22/19 #	1,675,000	1,672,848
Hertz Fleet Lease Funding
Series 2014-1 A 144A
1.258% 4/10/28 #●	1,053,017	1,052,840
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	346,750	317,441
Hyundai Auto Lease Securitization Trust
Series 2016-A A2B 144A
1.462% 7/16/18 #●	5,038,572	5,046,533
Series 2016-C A3 144A
1.49% 2/18/20 #	3,345,000	3,335,981
Hyundai Auto Receivables Trust
Series 2015-C A2B
1.282% 11/15/18 ●	510,574	510,667
Series 2016-A A2B 1.282% 6/17/19 ●	2,768,202	2,771,110
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.472% 7/16/18 ●	488,080	488,549
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A
1.232% 4/15/19 #●	1,500,000	1,500,121
Series 2015-BA A 144A
1.292% 4/15/20 #●	16,600,000	16,629,415
Series 2016-BA A 144A
1.612% 5/17/21 #●	1,525,000	1,534,876
Navistar Financial Dealer Note Master
Owner Trust II
Series 2016-1 A 144A
2.332% 9/27/21 #●	715,000	716,713
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	1,420,000	1,421,477
Nissan Auto Lease Trust
Series 2015-B A2B
1.442% 12/15/17 ●	188,519	188,585
Series 2016-A A2B 1.292% 8/15/18 ●	1,161,213	1,162,265
Series 2016-B A2B
1.192% 12/17/18 ●	2,984,034	2,986,619
Series 2016-B A3 1.50% 7/15/19	1,300,000	1,296,610
Nissan Auto Receivables Owner Trust
Series 2015-C A2B
1.262% 11/15/18 ●	190,568	190,704
Series 2016-A A2B 1.262% 2/15/19 ●	2,089,979	2,092,125
Series 2016-B A2B 1.212% 4/15/19 ●	2,145,738	2,148,366
Nissan Master Owner Trust Receivables
Series 2015-A A1 1.312% 1/15/20 ●	2,855,000	2,859,515
PFS Financing
Series 2015-AA A 144A
1.532% 4/15/20 #●	1,000,000	999,688
Popular ABS Mortgage Pass Through
Trust
Series 2006-C A4
1.232% 7/25/36 ⧫●	1,348,145	1,309,196
Synchrony Credit Card Master Note
Trust
Series 2012-6 A 1.36% 8/17/20	1,180,000	1,180,837
Series 2015-2 A 1.60% 4/15/21	1,120,000	1,120,604
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	861,741	862,193
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	894,800	893,930
Toyota Auto Receivables Owner Trust
Series 2016-B A2B
1.162% 10/15/18 ●	737,415	737,846
Verizon Owner Trust
Series 2017-1A A 144A
2.06% 9/20/21 #	4,780,000	4,794,814
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	3,130,000	3,128,998
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	245,984	245,874

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Volvo Financial Equipment
Series 2017-1A A2 144A
1.55% 10/15/19 #	1,045,000	$1,043,746
Wells Fargo Dealer Floorplan Master
Note Trust
Series 2012-2 A 1.728% 4/22/19 ●	16,930,000	16,935,641
Series 2014-1 A 1.358% 7/20/19 ●	6,398,000	6,408,055
Series 2015-1 A 1.478% 1/20/20 ●	7,290,000	7,299,341
Wheels SPV
Series 2014-1A A2 144A
0.84% 3/20/23 #	34,691	34,682
World Financial Network Credit Card
Master Trust
Series 2015-A A 1.392% 2/15/22 ●	965,000	967,791
Total Non-Agency Asset-Backed
Securities
(cost $451,971,122)		452,844,740

Non-Agency Collateralized Mortgage
Obligations – 0.08%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	9,620	9,486
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	10,448	9,997
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A
2.50% 7/25/44 #●	650,000	642,445
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	560,280	558,004
Total Non-Agency Collateralized
Mortgage Obligations
(cost $1,214,608)		1,219,932

Non-Agency Commercial
Mortgage-Backed
Securities – 0.22%
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 5.961% 2/10/51 ●	205,000	206,982
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM
5.779% 12/10/49 ●	760,000	769,165
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,015,000	1,092,597
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,223,016	1,080,828
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $3,488,572)		3,149,572

U.S. Treasury Obligations – 7.28%
U.S. Treasury Floating Rate Note
0.932% 1/31/19 ●	39,325,000	39,360,196
U.S. Treasury Notes
1.875% 1/31/22	1,930,000	1,925,854
2.25% 2/15/27	63,215,000	62,408,756
Total U.S. Treasury Obligations
(cost $103,304,064)		103,694,806

	Number of
	shares
Preferred Stock – 0.60%
General Electric 5.00% ●	5,497,000	5,799,335
Morgan Stanley 5.55% ●	2,500,000	2,575,125
USB Realty 144A 2.169% #●	200,000	170,500
Total Preferred Stock
(cost $8,177,853)		8,544,960

	Principal
	amount°
Short-Term Investments – 1.84%
Discount Note – 0.13% ≠
Federal Home Loan Bank 0.53%
4/25/17	1,850,105	1,849,335
		1,849,335
U.S. Treasury Obligations – 1.71%
U.S. Treasury Bill 0.44% 4/13/17	24,312,268	24,307,454
		24,307,454
Total Short-Term Investments
(cost $26,158,153)		26,156,789

Total Value of Securities – 100.90%
(cost $1,438,600,993)		1,436,057,964
Liabilities Net of Receivables and Other Assets – (0.90%)★		(12,808,634)
Net Assets Applicable to 145,559,346 Shares Outstanding – 100.00%		$1,423,249,330

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2017, the aggregate value of Rule 144A securities was $220,840,013, which represents 15.52% of the Series’ net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $422,000 cash collateral for futures contracts as of March 31, 2017.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of March 31, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2017.

The following futures contracts were outstanding at March 31, 2017:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(291) U.S. Treasury 10 yr Notes	$(36,142,288)	$(36,247,688)	6/22/17	$(105,400)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BA – Bank of America
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
LB – Lehman Brothers
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
yr – Year

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-9

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Depreciation
Investments	of Investments	of Investments	of Investments
$1,438,600,993	$6,418,300	$(8,961,329)	$(2,543,029)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-10

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Total
Agency, asset-backed & mortgage-backed securities	$—	$657,553,066	$657,553,066
Corporate debt	—	625,293,673	625,293,673
Municipal bonds	—	14,814,670	14,814,670
Preferred stock	—	8,544,960	8,544,960
Short-term investments	—	26,156,789	26,156,789
U.S. Treasury obligations	—	103,694,806	103,694,806
Total Value of Securities	$—	$1,436,057,964	$1,436,057,964
Futures Contracts	$(105,400)	$—	$(105,400)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements.

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Funds have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-862 [3/17] 5/17 (154634)	Limited-Term Diversified Income Series-11

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
March 31, 2017 (unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.60%
Diversified REITs – 3.96%
Forest City Realty Trust	350,950	$7,643,691
Vornado Realty Trust	108,643	10,897,979
		18,541,670
Healthcare REITs – 12.80%
HCP	645,200	20,181,856
Healthcare Realty Trust	260,675	8,471,937
National Health Investors	83,525	6,066,421
Welltower	356,470	25,245,205
		59,965,419
Healthcare Services – 2.69%
Brookdale Senior Living †	937,675	12,592,975
		12,592,975
Hotel REITs – 4.26%
Host Hotels & Resorts	576,193	10,751,761
LaSalle Hotel Properties	93,425	2,704,654
Sunstone Hotel Investors	425,601	6,524,463
		19,980,878
Industrial REITs – 7.21%
DCT Industrial Trust	146,541	7,051,553
First Industrial Realty Trust	252,050	6,712,091
Prologis	385,872	20,019,039
		33,782,683
Information Technology REITs – 8.45%
CoreSite Realty	52,200	4,700,610
Crown Castle International	115,500	10,908,975
Equinix	59,900	23,982,163
		39,591,748
Mall REITs – 11.75%
CBL & Associates Properties	278,150	2,653,551
GGP	702,936	16,294,056
Simon Property Group	209,953	36,118,215
		55,065,822
Manufactured Housing REIT – 1.77%
Equity LifeStyle Properties	107,403	8,276,475
		8,276,475
Multifamily REITs – 17.14%
American Campus Communities	91,725	4,365,193
Apartment Investment & Management	262,850	11,657,397
AvalonBay Communities	135,089	24,802,340
Equity Residential	227,050	14,127,051
Essex Property Trust	35,120	8,131,334
Invitation Homes †	161,250	3,520,087
UDR	378,275	13,716,252
		80,319,654
Office REITs – 11.84%
Boston Properties	60,515	8,012,791
Columbia Property Trust	265,975	5,917,944
Empire State Realty Trust	408,700	8,435,568
Equity Commonwealth †	177,000	5,525,940
Hudson Pacific Properties	199,061	6,895,473
Kilroy Realty	74,775	5,389,782
Mack-Cali Realty	145,225	3,912,362
SL Green Realty	106,568	11,362,280
		55,452,140
Self-Storage REITs – 3.88%
CubeSmart	198,195	5,145,142
Public Storage	59,536	13,033,026
		18,178,168
Shopping Center REITs – 7.26%
Brixmor Property Group	310,425	6,661,721
Regency Centers	166,085	11,026,383
Retail Properties of America	378,500	5,457,970
Urban Edge Properties	183,825	4,834,598
Weingarten Realty Investors	180,650	6,031,904
		34,012,576
Single Tenant REITs – 5.59%
Realty Income	93,350	5,557,126
Spirit Realty Capital	665,007	6,736,521
STORE Capital	262,850	6,276,858
VEREIT	898,775	7,630,600
		26,201,105
Total Common Stock
(cost $464,221,176)		461,961,313

	Principal
	amount°
Short-Term Investments – 2.19%
Discount Notes – 0.91% ≠
Federal Home Loan Bank
0.53% 4/25/17	3,493,511	3,492,057
0.55% 5/26/17	431,791	431,334
0.686% 4/28/17	1,303	1,302
0.765% 5/19/17	326,692	326,391
		4,251,084
Repurchase Agreements – 0.88%
Bank of America Merrill Lynch
0.73%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $1,351,534 (collateralized by
U.S. government obligations
0.125% 4/15/18;
market value $1,378,481)	1,351,451	1,351,451

NQ-VIP- 880 [3/17] 5/17 (154627)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.66%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $1,351,526 (collateralized by
U.S. government obligations
0.75%–2.00%
2/28/19–2/15/45; market value
$1,378,481)	1,351,452	$1,351,452
BNP Paribas
0.76%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $1,434,188 (collateralized by
U.S. government obligations
0.00%–3.125%
6/30/17–2/15/43; market value
$1,462,779)	1,434,097	1,434,097
		4,137,000
U.S. Treasury Obligation – 0.40% ≠
U.S. Treasury Bill 0.44% 4/13/17	1,894,021	1,893,646
		1,893,646
Total Short-Term Investments
(cost $10,282,108)		10,281,730

Total Value of Securities – 100.79%
(cost $474,503,284)		472,243,043
Liabilities Net of Receivables and Other Assets – (0.79%)		(3,704,436)
Net Assets Applicable to 30,327,107 Shares Outstanding – 100.00%		$468,538,607
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 880 [3/17] 5/17 (154627)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust)-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Depreciation
Investments	of Investments	of Investments	of Investments
$474,503,284	$10,441,828	$(12,702,069)	$(2,260,241)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$461,961,313	$—	$461,961,313
Short-Term Investments	—	10,281,730	10,281,730
Total Value of Securities	$461,961,313	$10,281,730	$472,243,043

During the period ended March 31, 2017 , there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended March 31, 2017, there were no Level 3 investments.

NQ-VIP- 880 [3/17] 5/17 (154627)	REIT Series-3

(Unaudited)

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Certain entities providing services to the Series have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [3/17] 5/17 (154627)	REIT Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
March 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.05% ✧
Basic Industry – 10.02%
Albemarle	95,200	$10,056,928
Berry Plastics Group †	509,600	24,751,272
Clearwater Paper †	146,094	8,181,264
HB Fuller	329,200	16,973,552
KapStone Paper and Packaging	359,800	8,311,380
Minerals Technologies	75,578	5,789,275
Olin	650,200	21,372,074
Trinseo	242,800	16,291,880
USG †	402,700	12,805,860
		124,533,485
Business Services – 1.10%
Deluxe	116,300	8,393,371
WESCO International †	76,000	5,285,800
		13,679,171
Capital Spending – 7.39%
Altra Industrial Motion	266,470	10,379,007
EnPro Industries	93,600	6,660,576
H&E Equipment Services	444,400	10,896,688
ITT	373,200	15,308,664
MasTec †	587,346	23,523,207
Primoris Services	404,100	9,383,202
Regal Beloit	85,900	6,498,335
Tetra Tech	88,900	3,631,565
Thermon Group Holdings †	265,400	5,530,936
		91,812,180
Consumer Cyclical – 3.53%
Barnes Group	197,400	10,134,516
Knoll	289,793	6,899,971
Meritage Homes †	338,000	12,438,400
Standard Motor Products	117,501	5,773,999
Tenneco	136,900	8,545,298
		43,792,184
Consumer Services – 8.43%
Asbury Automotive Group †	78,300	4,705,830
Cable One	12,800	7,993,216
Cheesecake Factory	170,200	10,783,872
Choice Hotels International	170,000	10,642,000
Cinemark Holdings	267,613	11,865,960
International Speedway Class A	218,300	8,066,185
Meredith	166,850	10,778,510
Sonic	247,200	6,268,992
Steven Madden †	236,200	9,105,510
Texas Roadhouse	158,400	7,053,552
UniFirst	61,600	8,713,320
Wolverine World Wide	349,300	8,722,021
		104,698,968
Consumer Staples – 2.85%
Core-Mark Holding Class A	190,869	5,953,204
J&J Snack Foods	80,200	10,871,912
Pinnacle Foods	185,200	10,717,524
Scotts Miracle-Gro Class A	83,600	7,807,404
		35,350,044
Energy – 6.17%
Dril-Quip †	95,300	5,198,615
Helix Energy Solutions Group †	719,700	5,592,069
Jones Energy Class A †	167,028	425,921
Oasis Petroleum †	726,400	10,358,464
Patterson-UTI Energy	662,700	16,083,729
SM Energy	403,200	9,684,864
Southwest Gas Holdings	175,600	14,558,996
Western Refining	302,100	10,594,647
Whiting Petroleum †	437,100	4,134,966
		76,632,271
Financial Services – 28.59%
American Equity Investment Life
Holding	530,300	12,530,989
Bank of Hawaii	206,700	17,023,812
Boston Private Financial Holdings	641,900	10,527,160
Community Bank System	250,300	13,761,494
East West Bancorp	752,736	38,848,705
First Financial Bancorp	542,800	14,899,860
First Interstate BancSystem	208,000	8,247,200
First Midwest Bancorp	504,500	11,946,560
Great Western Bancorp	431,500	18,299,915
Hancock Holding	492,000	22,410,600
Hanover Insurance Group	75,300	6,781,518
Independent Bank	86,400	5,616,000
Infinity Property & Casualty	97,400	9,301,700
Legg Mason	199,500	7,203,945
Main Street Capital	217,800	8,335,206
NBT Bancorp	352,400	13,063,468
ProAssurance	110,619	6,664,795
Prosperity Bancshares	180,200	12,561,742
S&T Bancorp	227,642	7,876,413
Selective Insurance Group	494,400	23,310,960
Stifel Financial †	260,900	13,094,571
Umpqua Holdings	648,400	11,502,616
Validus Holdings	211,321	11,916,391
Valley National Bancorp	1,162,100	13,712,780
Webster Financial	486,000	24,319,440
WesBanco	302,200	11,516,842
		355,274,682
Healthcare – 4.31%
Haemonetics †	134,200	5,444,494
Owens & Minor	273,850	9,475,210
Service Corp. International	228,600	7,059,168
STERIS	165,898	11,523,275
Teleflex	42,900	8,311,017
VWR †	417,920	11,785,344
		53,598,508
Real Estate – 7.30%
Alexander & Baldwin	200,471	8,924,969
Brandywine Realty Trust	843,033	13,682,426
Education Realty Trust	193,700	7,912,645
Healthcare Realty Trust	322,600	10,484,500
Highwoods Properties	271,500	13,338,795

NQ-VIP- 884 [3/17] 5/17 (154181)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock ✧ (continued)
Real Estate (continued)
Lexington Realty Trust	1,052,100	$10,499,958
Ramco-Gershenson Properties Trust	487,800	6,838,956
Summit Hotel Properties	563,800	9,009,524
Washington Real Estate Investment Trust	319,900	10,006,472
		90,698,245
Technology – 14.45%
Brocade Communications Systems	468,500	5,846,880
Cirrus Logic †	150,700	9,145,983
CommScope Holding †	420,645	17,545,103
Electronics For Imaging †	271,300	13,247,579
MaxLinear Class A †	308,500	8,653,425
NetScout Systems †	302,963	11,497,446
ON Semiconductor †	1,041,500	16,132,835
PTC †	230,300	12,102,265
Super Micro Computer †	287,800	7,295,730
Synopsys †	327,300	23,608,149
Tech Data †	119,929	11,261,333
Teradyne	464,400	14,442,840
Tower Semiconductor	333,600	7,689,480
TTM Technologies †	425,900	6,869,767
Vishay Intertechnology	865,100	14,230,895
		179,569,710
Transportation – 2.34%
Kirby †	96,700	6,822,185
Matson	183,600	5,831,136
Saia †	133,550	5,916,265
Werner Enterprises	402,200	10,537,640
		29,107,226
Utilities – 2.57%
Black Hills	174,400	11,592,368
El Paso Electric	211,201	10,665,651
NorthWestern	165,400	9,708,980
		31,966,999
Total Common Stock
(cost $807,875,781)		1,230,713,673

	Principal
	amount°
Short-Term Investments – 0.96%
Discount Notes – 0.38% ≠
Federal Home Loan Bank
0.53% 4/25/17	759,515	759,199
0.55% 5/26/17	155,678	155,513
0.69% 4/28/17	86,720	86,679
0.765% 5/19/17	3,753,875	3,750,421
		4,751,812
Repurchase Agreements – 0.57%
Bank of America Merrill Lynch
0.73%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $2,330,309 (collateralized by
U.S. government obligations
0.125% 4/15/18;
market value $2,376,772)	2,330,167	2,330,167
Bank of Montreal
0.66%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $2,330,296 (collateralized by
U.S. government obligations
0.75%–2.00% 2/28/19–2/15/45;
market value $2,376,771)	2,330,168	2,330,168
BNP Paribas
0.76%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $2,472,822 (collateralized by
U.S. government obligations
0.00%–3.125% 6/30/17–2/15/43;
market value $2,522,118)	2,472,665	2,472,665
		7,133,000
U.S. Treasury Obligation – 0.01% ≠
U.S. Treasury Bill 0.44% 4/13/17	67,293	67,279
		67,279
Total Short-Term Investments
(cost $11,951,798)		11,952,091

Total Value of Securities – 100.01%
(cost $819,827,579)		1,242,665,764
Liabilities Net of Receivables and Other Assets – (0.01%)		(67,454)
Net Assets Applicable to 30,506,618 Shares Outstanding – 100.00%		$1,242,598,310
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

NQ-VIP- 884 [3/17] 5/17 (154181)	Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$819,827,579	$452,873,597	$(30,035,412)	$422,838,185

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$1,230,713,673	$—	$1,230,713,673
Short-Term Investments	—	11,952,091	11,952,091
Total Value of Securities	$1,230,713,673	$11,952,091	$1,242,665,764

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended March 31, 2017, there were no Level 3 investments.

NQ-VIP- 884 [3/17] 5/17 (154181)	Small Cap Value Series-3

(Unaudited)

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Series have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [3/17] 5/17 (154181)	Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
March 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.85% ✧
Consumer Discretionary – 21.28%
Dollar General	100,430	$7,002,984
eBay †	496,564	16,669,653
Liberty Global Class A †	74,906	2,686,878
Liberty Global Class C †	281,044	9,847,782
Liberty Interactive Corp. QVC Group
Class A †	695,405	13,922,008
Nielsen Holdings	209,741	8,664,401
Quintiles IMS Holdings †	152,335	12,267,537
TripAdvisor †	218,766	9,441,940
		80,503,183
Consumer Staples – 1.28%
Walgreens Boots Alliance	58,260	4,838,493
		4,838,493
Financial Services – 29.45%
Charles Schwab	252,167	10,290,935
Crown Castle International	183,444	17,326,286
Equinix	23,436	9,383,071
Intercontinental Exchange	236,534	14,161,291
Mastercard Class A	154,317	17,356,033
PayPal Holdings †	490,762	21,112,581
Visa Class A	245,041	21,776,794
		111,406,991
Healthcare – 14.98%
Allergan	47,752	11,408,908
Biogen †	49,479	13,528,548
Celgene †	173,807	21,626,805
DENTSPLY SIRONA	162,004	10,115,530
		56,679,791
Industrials – 2.98%
FedEx	57,724	11,264,839
		11,264,839
Technology – 28.88%
Alphabet Class A †	17,254	14,627,941
Alphabet Class C †	13,693	11,359,165
ASML Holding (New York Shares) †	44,487	5,907,874
Electronic Arts †	147,115	13,169,735
Facebook Class A †	109,038	15,488,848
Intuit	64,542	7,486,227
Microsoft	316,574	20,849,564
QUALCOMM	137,248	7,869,800
Symantec	407,202	12,492,957
		109,252,111
Total Common Stock
(cost $280,441,824)		373,945,408

	Principal
	amount°
Short-Term Investments – 0.86%
Discount Notes – 0.48% ≠
Federal Home Loan Bank
0.53% 4/25/17	752,722	752,409
0.55% 5/26/17	302,302	301,982
0.765% 5/19/17	748,485	747,797
		1,802,188
Repurchase Agreements – 0.31%
Bank of America Merrill Lynch
0.73%, dated 3/31/17, to be repurchased
on 4/3/17, repurchase price $388,766
(collateralized by U.S. government
obligations 0.125% 4/15/18;
market value $396,517)	388,742	388,742
Bank of Montreal
0.66%, dated 3/31/17, to be repurchased
on 4/3/17, repurchase price $388,764
(collateralized by U.S. government
obligations 0.75%–2.00%
2/28/19–2/15/45; market value $396,517)	388,743	388,743
BNP Paribas
0.76%, dated 3/31/17, to be repurchased
on 4/3/17, repurchase price $412,541
(collateralized by U.S. government
obligations 0.00%–3.125%
6/30/17–2/15/43; market value $420,766)	412,515	412,515
		1,190,000
U.S. Treasury Obligations – 0.07%
U.S. Treasury Bill 0.44% 4/13/17	269,926	269,873
		269,873
Total Short-Term Investments
(cost $3,262,113)		3,262,061

NQ-VIP- 888 [3/17] 5/17 (154521)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)

Total Value of Securities – 99.71%
(cost $283,703,937)	$377,207,469
Receivables and Other Assets Net of Liabilities – 0.29%	1,103,551
Net Assets Applicable to 40,469,015 Shares Outstanding – 100.00%	$378,311,020
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

NQ-VIP- 888 [3/17] 5/17 (154521)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust) – Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$283,703,937	$108,333,861	$(14,830,329)	$93,503,532

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Total
Assets
Common Stock	$373,945,408	$—	$373,945,408
Short-Term Investments	—	3,262,061	3,262,061
Total Value of Securities	$373,945,408	$3,262,061	$377,207,469

NQ-VIP- 888 [3/17] 5/17 (154521)	U.S. Growth Series-3

(Unaudited)

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended March 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Series have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [3/17] 5/17 (154521)	U.S. Growth Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
March 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.85%
Consumer Discretionary – 3.26%
Lowe’s	325,200	$26,734,692
		26,734,692
Consumer Staples – 11.95%
Archer-Daniels-Midland	550,200	25,331,208
CVS Health	306,600	24,068,100
Kraft Heinz	275,833	25,048,395
Mondelez International	545,200	23,487,216
		97,934,919
Energy – 12.66%
Chevron	232,000	24,909,840
ConocoPhillips	477,300	23,802,951
Halliburton	446,300	21,962,423
Marathon Oil	802,500	12,679,500
Occidental Petroleum	320,800	20,325,888
		103,680,602
Financials – 11.99%
Allstate	306,800	25,001,132
Bank of New York Mellon	508,600	24,021,178
BB&T	513,400	22,948,980
Marsh & McLennan	355,000	26,230,950
		98,202,240
Healthcare – 21.81%
Abbott Laboratories	552,300	24,527,643
Cardinal Health	334,000	27,237,700
Express Scripts Holding †	348,650	22,979,521
Johnson & Johnson	210,500	26,217,775
Merck & Co.	412,500	26,210,250
Pfizer	749,141	25,628,114
Quest Diagnostics	264,100	25,931,979
		178,732,982
Industrials – 9.50%
Northrop Grumman	110,700	26,328,888
Raytheon	174,600	26,626,500
Waste Management	341,500	24,902,180
		77,857,568
Information Technology – 12.58%
CA	758,016	24,044,267
Cisco Systems	750,600	25,370,280
Intel	721,000	26,006,470
Oracle	620,400	27,676,044
		103,097,061
Materials – 3.22%
EI du Pont de Nemours & Co.	328,600	26,396,438
		26,396,438
Real Estate – 2.99%
Equity Residential	393,308	24,471,624
		24,471,624
Telecommunication Services – 5.58%
AT&T	580,624	24,124,927
Verizon Communications	442,000	21,547,500
		45,672,427
Utilities – 3.31%
Edison International	340,600	27,115,166
		27,115,166
Total Common Stock
(cost $502,938,265)		809,895,719

	Principal
	amount°
Short-Term Investments – 1.11%
Discount Notes – 0.47% ≠
Federal Home Loan Bank
0.55% 5/26/17	1,138,079	1,136,873
0.69% 4/28/17	884,865	884,448
0.765% 5/19/17	1,831,294	1,829,610
		3,850,931
Repurchase Agreements – 0.61%
Bank of America Merrill Lynch
0.73%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $1,639,678 (collateralized by
U.S. government obligations
0.125% 4/15/18;
market value $1,672,371)	1,639,578	1,639,578
Bank of Montreal
0.66%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $1,639,668 (collateralized by
U.S. government obligations
0.75%-2.00%
2/28/19-2/15/45; market value
$1,672,370)	1,639,578	1,639,578

NQ-VIP- 872 [3/17] 5/17 (157169)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.76%, dated 3/31/17, to be
repurchased on 4/3/17, repurchase
price $1,739,954 (collateralized by
U.S. government obligations
0.00%-3.125%
6/30/17-2/15/43; market value
$1,774,641)	1,739,844	$1,739,844
		5,019,000
U.S. Treasury Obligation – 0.03% ≠
U.S. Treasury Bill 0.44% 4/13/17	262,365	262,313
		262,313
Total Short-Term Investments
(cost $9,132,283)		9,132,244

Total Value of Securities – 99.96%
(cost $512,070,548)		819,027,963
Receivables and Other Assets Net of Liabilities – 0.04%		322,727
Net Assets Applicable to 27,186,273 Shares Outstanding – 100.00%		$819,350,690
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

NQ-VIP- 872 [3/17] 5/17 (157169)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
March 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust (Trust) -Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation— Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At March 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$512,070,548	$325,833,612	$(18,876,197)	$306,957,415

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$809,895,719	$—	$809,895,719
Short-Term Investments	—	9,132,244	9,132,244
Total Value of Securities	$809,895,719	$9,132,244	$819,027,963

During the period ended March 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the period ended March 31, 2017, there were no Level 3 investments.

NQ-VIP- 872 [3/17] 5/17 (157169)	Value Series-3

(Unaudited)

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware FundsSM by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited. Certain entities providing services to the Series have also changed their names to reflect the use of the MIM name.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2017 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 872 [3/17] 5/17 (157169)	Value Series-4

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: